UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code:  1-888-702-2307

Date of fiscal year end:  12/31/2008

Date of reporting period:  03/31/2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (95.73%)
Consumer Discretionary (11.02%)
Carnival Corp.	5,200	$210,496
CBS Corp. Class B	6,100	134,688
Comcast Corp. Class A	15,200	293,968
Fortune Brands Inc.	2,000	139,000
Gannett Co. Inc.	19,900	578,095
General Motors Corp.	6,900	131,445
Harley-Davidson Inc.	7,500	281,250
Jarden Corp. (a)	25,900	563,066
Johnson Controls Inc.	8,700	294,060
Lowe’s Companies Inc.	31,700	727,198
McDonald’s Corp.	4,400	245,388
Time Warner Cable Inc. Class A (a)	11,700	292,266
Time Warner Inc.	12,200	171,044

		4,061,964

Consumer Staples (9.22%)
Altria Group Inc.	9,200	204,240
Kraft Foods Inc. Class A	44,073	1,366,704
Loews Corp. Carolina Group	1,600	116,080
Philip Morris International Inc. (a)	9,200	465,336
Sara Lee Corp.	41,500	580,170
The Coca-Cola Co.	2,900	176,523
Unilever NV New York Shares	14,500	489,085

		3,398,138

Energy (7.83%)
Chevron Corp.	1,000	85,360
ConocoPhillips	9,100	693,511
Exxon Mobil Corp.	4,100	346,778
Royal Dutch Shell PLC ADR Class B	11,900	801,822
Spectra Energy Corp.	6,900	156,975
Transocean Inc. (a)	2,707	365,986
Weatherford International Ltd. (a)	6,000	434,820

		2,885,252

Financials (29.27%)
Ambac Financial Group Inc.	17,600	101,200
American Capital Strategies Ltd.	23,900	816,424
American International Group Inc.	18,200	787,150
AmeriCredit Corp. (a)	3,800	38,266
Capital One Financial Corp.	8,200	403,604
East West Bancorp Inc.	4,100	72,775
Federal Home Loan Mortgage Corp.	9,100	230,412
Fifth Third Bancorp	12,100	253,132
Goldman Sachs Group Inc.	5,000	826,950
Hudson City Bancorp Inc.	60,600	1,071,408
JPMorgan Chase & Co.	38,500	1,653,575
Lehman Brothers Holdings Inc.	8,900	334,996
Marsh & McLennan Companies Inc.	16,400	399,340
MBIA Inc.	17,100	208,962
Mercury General Corp.	3,000	132,930
Progressive Corp.	28,400	456,388

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
SLM Corp. (a)	9,900	$151,965
Suntrust Banks Inc.	13,100	722,334
Wachovia Corp.	26,900	726,300
Washington Mutual Inc.	43,300	445,990
Wells Fargo & Co.	22,400	651,840
XL Capital Ltd. Class A	10,300	304,365

		10,790,306

Health Care (8.53%)
Aetna Inc.	1,500	63,135
AstraZeneca PLC ADR	12,500	474,875
Merck & Co. Inc.	7,100	269,445
Millennium Pharmaceuticals Inc. (a)	16,400	253,544
Pfizer Inc.	47,100	985,803
Sanofi-Aventis ADR	23,400	878,436
UnitedHealth Group Inc.	1,800	61,848
WellPoint Inc. (a)	3,600	158,868

		3,145,954

Industrials (12.03%)
3M Co.	2,300	182,045
Caterpillar Inc.	7,400	579,346
Emerson Electric Co.	5,200	267,592
FedEx Corp.	2,900	268,743
General Electric Co.	35,700	1,321,257
Illinois Tool Works Inc.	12,900	622,167
Parker Hannifin Corp.	1,400	96,978
Southwest Airlines Co.	32,700	405,480
Tyco International Ltd.	9,750	429,488
Union Pacific Corp.	2,100	263,298

		4,436,394

Materials (3.79%)
Nucor Corp.	14,600	989,004
The Dow Chemical Co.	4,000	147,400
Vulcan Materials Co.	3,900	258,960

		1,395,364

Technology (5.80%)
Affiliated Computer Services Inc. Class A (a)	9,300	466,023
Fairchild Semiconductor International Inc. (a)	13,300	158,536
Hewlett-Packard Co.	4,800	219,168
Intel Corp.	7,300	154,614
Jabil Circuit Inc.	23,100	218,526
Micron Technology Inc. (a)	48,000	286,560
Seagate Technology	16,700	349,698
Tyco Electronics Ltd.	1,700	58,344
Xilinx Inc.	9,600	228,000

		2,139,469

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Telecommunication Services (4.34%)
AT&T Inc.	$37,200	$1,424,760
Verizon Communications Inc.	4,800	174,960

		1,599,720

Utilities (3.90%)
CMS Energy Corp.	11,300	153,002
Edison International	7,500	367,650
Pinnacle West Capital Corp.	26,100	915,588

		1,436,240

Total Common Stocks
(cost $41,000,959)		35,288,801

Preferred Stocks (0.58%)
Financials (0.58%)
Washington Mutual Inc. (a)	300	213,000

Total Preferred Stocks
(cost $294,682)		213,000

Convertible Bonds (0.99%)
Consumer Discretionary (0.99%)
Ford Motor Co. Convertible Corporate Bond
4.250%, 12/15/2036	427,000	366,152

Total Convertible Bonds
(cost $435,214)		366,152

Short-term Investments (2.81%)
JPMorgan U.S. Treasury Plus Money
Market Fund	1,036,995	1,036,995

Total Short-term Investments
(cost $1,036,995)		1,036,995

TOTAL INVESTMENTS (100.11%)
(cost $42,767,850)		36,904,948
LIABILITIES, NET OF OTHER ASSETS (-0.11%)		(40,616)

NET ASSETS (100.00%)		$36,864,332

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (99.32%)
Consumer Discretionary (12.08%)
Abercrombie & Fitch Co. Class A	2,275	$166,394
Bare Escentuals Inc. (a)	2,600	60,892
Big Lots Inc. (a)	15,800	352,340
Blyth Inc.	9,000	177,480
Callaway Golf Co.	12,600	184,968
Cooper Tire & Rubber Co.	19,100	285,927
Focus Media Holding Ltd. ADR (a)	4,700	165,205
FTD Group Inc.	18,700	250,954
FTI Consulting Inc. (a)	2,300	163,392
GameStop Corp. Class A (a)	2,450	126,690
Gildan Activewear Inc. (a)	3,275	122,354
Goodyear Tire & Rubber Co. (a)	10,500	270,900
Guess? Inc.	2,675	108,257
Hasbro Inc.	5,900	164,610
J.C. Penney Co Inc.	2,950	111,245
Jack in the Box Inc. (a)	2,800	75,236
JAKKS Pacific Inc. (a)	6,700	184,719
Omnicom Group Inc.	2,700	119,286
Perry Ellis International Inc. (a)	6,300	137,529
Phillips-Van Heusen Corp.	3,550	134,616
Saks Inc. (a)	11,300	140,911
Sotheby’s	6,050	174,905
Systemax Inc.	7,300	88,038
Urban Outfitters Inc. (a)	6,850	214,747
VF Corp.	1,575	122,078
Warnaco Group Inc. (a)	11,800	465,392

		4,569,065

Consumer Staples (5.64%)
Avon Products Inc.	6,150	243,171
Cal-Maine Foods Inc.	8,500	283,730
Church & Dwight Co. Inc.	3,425	185,772
ConAgra Foods Inc.	12,925	309,554
Corn Products International Inc.	4,600	170,844
Energizer Holdings Inc. (a)	2,100	190,008
Fomento Economico Mexicano S.A.B. de C.V. ADR	4,300	179,654
H.J. Heinz Co.	3,725	174,963
Imperial Sugar Co.	8,500	159,970
Ingles Markets Inc.	4,400	108,196
Spartan Stores Inc.	6,100	127,185

		2,133,047

Energy (9.68%)
Cameron International Corp. (a)	2,225	92,649
Compagnie Generale de Geophysique Veritas ADR (a)	5,550	274,780
GulfMark Offshore Inc. (a)	4,600	251,712
Hornbeck Offshore Services Inc. (a)	8,900	406,463
Mariner Energy Inc. (a)	5,850	158,009
Murphy Oil Corp.	1,950	160,173
National-Oilwell Varco Inc. (a)	5,675	331,306

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Noble Corp.	11,525	$572,447
Petrohawk Energy Corp. (a)	9,225	186,068
Pioneer Natural Resources Co.	6,450	316,824
Stone Energy Corp. (a)	4,900	256,319
Tidewater Inc.	3,000	165,330
Weatherford International Ltd. (a)	2,950	213,787
Whiting Petroleum Corp. (a)	4,275	276,379

		3,662,246

Financials (11.85%)
American Physicians Capital Inc.	5,700	264,252
Ameriprise Financial Inc.	2,425	125,736
Amerisafe Inc. (a)	19,000	240,160
AmTrust Financial Services Inc.	11,300	183,173
Annaly Capital Management Inc.	14,550	222,906
Arch Capital Group Ltd. (a)	900	61,803
Assurant Inc.	4,100	249,526
BlackRock Inc.	450	91,881
Charles Schwab Corp.	11,800	222,194
Digital Realty Trust Inc.	6,825	242,288
IntercontinentalExchange Inc. (a)	925	120,713
Invesco Ltd.	5,150	125,454
Jones Lang LaSalle Inc.	2,800	216,552
Knight Capital Group Inc. Class A (a)	11,300	183,512
LaSalle Hotel Properties	3,025	86,908
Lazard Ltd. Class A	5,250	200,550
Lehman Brothers Holdings Inc.	5,175	194,787
Meadowbrook Insurance Group Inc.	18,300	142,923
Mercer Insurance Group Inc.	8,200	142,598
MF Global Ltd. (a)	3,475	34,437
Navigators Group Inc. (a)	6,500	353,600
Northern Trust Corp.	1,400	93,058
Raymond James Financial Inc.	4,100	94,218
RLI Corp.	4,100	203,237
T Rowe Price Group Inc.	5,000	250,000
Tower Group Inc.	5,300	133,401

		4,479,867

Health Care (12.99%)
AMERIGROUP Corp. (a)	4,500	122,985
Analogic Corp.	4,400	292,776
Applera Corp. -Celera Group (a)	21,600	317,520
Barr Pharmaceuticals Inc. (a)	1,775	85,750
BioScrip Inc. (a)	40,200	271,752
Celgene Corp. (a)	2,300	140,967
Cephalon Inc. (a)	2,175	140,070
Chindex International Inc. (a)	9,300	350,982
Emergency Medical Services Corp. Class A (a)	7,100	175,299
Endo Pharmaceuticals Holdings Inc. (a)	10,550	252,567
Express Scripts Inc. (a)	2,325	149,544
Genzyme Corp. (a)	1,975	147,217

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Hologic Inc. (a)	4,927	$273,941
Immucor Inc. (a)	3,550	75,757
Intuitive Surgical Inc. (a)	400	129,740
Inverness Medical Innovations Inc. (a)	3,150	94,815
Invitrogen Corp. (a)	5,700	487,179
Kindred Healthcare Inc. (a)	8,000	174,960
Magellan Health Services Inc. (a)	4,200	166,698
Pediatrix Medical Group Inc. (a)	1,500	101,100
Perrigo Co.	9,200	347,116
Psychiatric Solutions Inc. (a)	3,375	114,480
QIAGEN NV (a)	10,500	218,400
ResMed Inc. (a)	1,350	56,943
Triple-S Management Corp. Class B (a)	9,800	172,970
VCA Antech Inc. (a)	1,875	51,281

		4,912,809

Industrials (19.59%)
Ampco-Pittsburgh Corp.	4,800	206,352
BE Aerospace Inc. (a)	5,100	178,245
Columbus McKinnon Corp. (a)	6,400	198,272
Cubic Corp.	4,900	139,307
Deere & Co.	1,400	112,616
Deluxe Corp.	7,200	138,312
Eagle Bulk Shipping Inc.	8,475	218,316
EMCOR Group Inc. (a)	4,325	96,058
Gardner Denver Inc. (a)	5,000	185,500
General Cable Corp. (a)	5,175	305,687
H&E Equipment Services Inc. (a)	11,000	138,270
ICF International Inc. (a)	11,200	224,560
Kansas City Southern (a)	8,900	356,979
Layne Christensen Co. (a)	4,700	164,594
Manitowoc Co. Inc.	4,775	194,820
McDermott International Inc. (a)	24,350	1,334,867
MFRI Inc. (a)	1,100	17,688
Michael Baker Corp. (a)	5,100	114,546
MSC Industrial Direct Co. Inc.	3,875	163,719
Nordson Corp.	3,100	166,935
Norfolk Southern Corp.	1,925	104,566
Perini Corp. (a)	5,400	195,642
Precision Castparts Corp.	4,575	467,016
Robbins & Myers Inc.	12,800	417,920
Rockwell Collins Inc.	2,500	142,875
School Specialty Inc. (a)	5,600	176,624
Superior Essex Inc. (a)	7,100	199,652
Tecumseh Products Co. Class A (a)	6,100	187,148
TeleTech Holdings Inc. (a)	5,650	126,899
Terex Corp. (a)	3,350	209,375
Textron Inc.	2,750	152,405
Thomas & Betts Corp. (a)	5,275	191,852
Volt Information Sciences Inc. (a)	10,800	183,168

		7,410,785

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (10.30%)
A. Schulman Inc.	9,600	$197,088
Agnico-Eagle Mines Ltd.	1,325	89,716
Airgas Inc.	2,450	111,401
AK Steel Holding Corp.	5,200	282,984
CF Industries Holdings Inc.	1,075	111,392
Cleveland-Cliffs Inc.	2,125	254,617
Greif Inc.	3,400	230,962
Hercules Inc.	9,400	171,926
Koppers Holdings Inc.	6,900	305,739
LSB Industries Inc. (a)	16,300	240,262
Owens-Illinois Inc. (a)	3,475	196,094
Packaging Corp. of America	3,550	79,272
Reliance Steel & Aluminum Co.	4,700	281,342
Rock-Tenn Co. Class A	7,000	209,790
SPX Corp.	550	57,695
Steel Dynamics Inc.	10,800	356,832
Terra Industries Inc. (a)	10,300	365,959
Walter Industries Inc.	4,850	303,755
Weyerhaeuser Co.	750	48,780

		3,895,606

Technology (10.34%)
Activision Inc. (a)	7,725	210,970
Adobe Systems Inc. (a)	3,050	108,549
Amkor Technology Inc. (a)	17,300	185,110
Anixter International Inc. (a)	4,400	281,776
Autodesk Inc. (a)	4,600	144,808
Avnet Inc. (a)	5,100	166,923
Ciena Corp. (a)	2,225	68,597
Citrix Systems Inc. (a)	5,500	161,315
Cognizant Technology Solutions Corp. (a)	4,075	117,482
Compuware Corp. (a)	26,000	190,840
F5 Networks Inc. (a)	2,800	50,876
Fiserv Inc. (a)	2,750	132,247
Harris Corp.	1,750	84,928
Intersil Corp.	7,275	186,749
MAXIMUS Inc.	4,400	161,524
McAfee Inc. (a)	2,875	95,134
MICROS Systems Inc. (a)	3,750	126,225
Multi-Fineline Electronix Inc. (a)	8,200	153,914
Nuance Communications Inc. (a)	11,225	195,427
NVIDIA Corp. (a)	5,925	117,256
Paychex Inc.	5,650	193,569
Phoenix Technologies Ltd. (a)	15,500	242,730
Riverbed Technology Inc. (a)	7,350	109,221
ScanSource Inc. (a)	8,200	296,758
Trimble Navigation Ltd. (a)	4,400	125,796

		3,908,724

Telecommunications (0.75%)
CommScope Inc. (a)	2,650	92,299
NII Holdings Inc. (a)	3,100	98,518

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
Time Warner Telecom Inc. (a)	6,075	$94,102

		284,919

Utilities (6.10%)
Allegheny Energy Inc.	5,450	275,225
Central Vermont Public Service Corp.	4,900	117,110
Constellation Energy Group	1,950	172,127
El Paso Electric Co. (a)	7,400	158,138
Entergy Corp.	2,450	267,246
Hawaiian Electric Industries Inc.	1,600	38,192
ITC Holdings Corp.	4,100	213,446
MGE Energy Inc.	6,000	204,360
Mirant Corp. (a)	6,600	240,174
Nicor Inc.	3,500	117,285
Portland General Electric Co.	10,800	243,540
Wisconsin Energy Corp.	5,875	258,441

		2,305,284

Total Common Stocks
(cost $37,854,484)		37,562,352

Short-term Investments (2.56%)
JPMorgan U.S. Treasury Plus Money
Market Fund	968,117	968,117

Total Short-term Investments
(cost $968,117)		968,117

TOTAL INVESTMENTS (101.88%)
(cost $38,822,601)		38,530,469
LIABILITIES, NET OF OTHER ASSETS (-1.88%)		(709,517)

NET ASSETS (100.00%)		$37,820,952

(a)	Non-income producing security

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (95.57%)
Australia (2.89%)
Amcor Ltd.	19,138	$125,055
Brambles Ltd.	22,701	207,050
Foster’s Group Ltd.	16,900	79,078
Macquarie Group Ltd.	1,570	75,787
Newcrest Mining Ltd.	2,960	90,271
QBE Insurance Group Ltd.	3,300	66,982
Telstra Corp. Ltd.	26,046	104,735
Toll Holdings Ltd.	5,406	49,504
Westpac Banking Corp.	3,600	78,138
Woodside Petroleum Ltd.	2,200	109,577
Woolworths Ltd.	10,029	265,800

		1,251,977

Austria (0.45%)
Raiffeisen International Bank Holding AG	975	132,917
Telekom Austria AG	3,000	61,997

		194,914

Belgium (0.69%)
Fortis	9,232	232,326
Fortis Strip (a)	2,532	40
UCB SA	1,889	65,624

		297,990

Canada (9.03%)
Bank of Nova Scotia	1,500	68,026
Barrick Gold Corp.	24,300	1,055,835
CAMECO Corp.	4,100	135,169
Canadian Natural Resources Ltd.	6,700	458,677
EnCana Corp.	3,000	228,555
Fairfax Financial Holdings Ltd.	200	58,240
Inmet Mining Corp.	800	58,454
Methanex Corp.	2,700	71,021
Potash Corp. of Saskatchewan Inc.	8,900	1,382,970
Research In Motion Ltd. (a)	1,000	112,514
Shoppers Drug Mart Corp.	1,700	86,023
Suncor Energy Inc.	2,100	202,972

		3,918,456

China (0.38%)
Alibaba.com Ltd. (a) (b)	9,000	18,642
China Overseas Land & Investment Ltd.	16,000	29,522
China Shenhua Energy Co. Ltd. Class H	18,000	71,929
Industrial and Commercial Bank of China Ltd. Class H	66,000	45,964

		166,057

Denmark (0.31%)
Novo Nordisk A/S Class B	2,000	136,766

	Shares	Value
Common Stocks (Cont.)
Finland (0.84%)
Neste Oil OYJ	2,299	$80,358
Nokia OYJ	2,700	85,423
Rautaruukki OYJ	1,700	82,046
UPM-Kymmene OYJ	6,568	116,654

		364,481

France (11.79%)
Accor SA	1,200	87,640
Air Liquide SA	904	137,824
AXA	5,600	203,255
BNP Paribas	4,520	455,916
Bouygues	9,813	623,409
Carrefour SA	1,200	92,584
Dassault Systemes SA	2,200	127,746
Electricite de France	900	78,304
Groupe DANONE	4,200	375,566
L’Oreal SA	4,600	584,175
Lafarge SA	1,700	295,656
PagesJaunes Groupe	1,779	31,681
Pernod Ricard SA	1,500	154,307
Peugeot SA	2,600	201,584
Renault SA	600	66,402
Rhodia SA Reg. (a)	2,266	52,910
Safran SA	1,300	26,619
Sanofi-Aventis	6,500	487,644
Schneider Electric SA	1,774	229,546
Societe Generale	1,045	102,320
Societe Generale NV New (a)	261	25,115
Total SA	2,900	215,367
Vallourec SA	338	82,054
Veolia Environnement	4,081	284,518
Vivendi	2,300	89,870

		5,112,012

Germany (4.26%)
Allianz SE Reg.	2,700	534,874
Bayer AG	2,400	192,329
Commerzbank AG	1,681	52,547
Continental AG	1,800	183,549
Daimler AG	4,800	410,349
Deutsche Bank AG Reg.	1,400	158,475
Deutsche Bank AG Reg. (New York)	100	11,305
Hypo Real Estate Holding AG	2,308	59,976
SAP AG	1,400	69,579
Siemens AG	1,600	173,410

		1,846,393

Hong Kong (0.92%)
Bank of East Asia Ltd.	23,800	119,112
Hong Kong & China Gas Co. Ltd.	36,300	109,143
Sino Land Co. Ltd.	16,000	34,538
Sun Hung Kai Properties Ltd.	4,000	62,395

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Swire Pacific Ltd. Class A	6,500	$73,330

		398,518

Indonesia (0.10%)
PT Telekomunikasi Indonesia SP ADR	1,000	41,940

Ireland (1.22%)
Allied Irish Banks PLC	4,900	104,434
CRH PLC	7,900	300,329
Irish Life & Permanent PLC	6,300	123,133

		527,896

Italy (0.37%)
ENI SpA	2,200	75,022
Intesa Sanpaolo	12,197	85,978

		161,000

Japan (24.94%)
Aeon Co. Ltd.	30,100	358,736
Ajinomoto Co. Inc.	8,000	81,059
Canon Inc.	4,600	211,818
Citizen Holdings Co. Ltd.	10,000	84,571
Credit Saison Co. Ltd.	2,500	69,723
Daiwa House Industry Co. Ltd.	12,000	118,820
East Japan Railway Co.	10	83,166
Elpida Memory Inc. (a)	5,100	169,864
Fanuc Ltd.	3,300	313,844
FUJIFILM Holdings Corp.	4,100	145,195
Hankyu Hanshin Holdings Inc.	15,000	64,858
Hirose Electric Co. Ltd.	700	78,581
Hitachi Ltd.	15,000	88,935
Hoya Corp.	8,900	208,929
Idemitsu Kosan Co. Ltd.	700	54,143
INPEX Holdings Inc.	17	189,306
JGC Corp.	6,000	91,613
JS Group Corp.	2,700	40,549
Kansai Electric Power Co. Inc.	4,400	109,470
Keyence Corp.	1,120	257,528
Matsushita Electric Industrial Co. Ltd.	4,000	86,677
Millea Holdings Inc.	4,700	173,515
Mitsubishi Corp.	5,700	172,121
Mitsubishi Estate Co. Ltd.	2,000	48,555
Mitsubishi UFJ Financial Group Inc.	21,000	181,180
Mitsui & Co. Ltd.	3,000	60,795
Mitsui OSK Lines Ltd.	6,000	72,532
Mitsui Sumitomo Insurance Co. Ltd. (c)	9,000	90,921
Mizuho Financial Group Inc.	63	230,688
Murata Manufacturing Co. Ltd.	3,400	168,840
Nintendo Co. Ltd.	1,100	567,215
Nippon Electric Glass Co. Ltd.	8,500	131,406
Nippon Telegraph & Telephone Corp.	15	64,707
Nissan Motor Co. Ltd.	21,200	175,249

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Holdings Inc.	22,800	$340,811
NTT DoCoMo Inc.	129	195,415
Oracle Corp. Japan	1,500	69,522
Orix Corp.	2,500	341,091
Rohm Co. Ltd.	1,100	68,088
Shimamura Co. Ltd.	800	68,539
Shin-Etsu Chemical Co. Ltd.	1,000	51,665
SMC Corp.	2,100	221,419
Softbank Corp.	52,100	944,469
Sony Corp.	2,800	111,517
Sony Financial Holdings Inc.	7	28,302
Sony Financial Holdings Inc.(b)	8	32,343
Sumitomo Chemical Co. Ltd.	45,200	289,302
Sumitomo Corp.	17,000	223,927
Sumitomo Metal Industries Ltd.	17,000	64,466
Sumitomo Mitsui Financial Group Inc.	107	704,173
Suzuki Motor Corp.	9,800	247,261
Takeda Pharmaceutical Co. Ltd.	2,600	130,157
Tokyo Electron Ltd.	1,900	115,510
Tokyo Gas Co. Ltd.	15,000	60,644
Tokyu Corp.	11,000	56,059
Toshiba Corp.	41,000	273,937
Trend Micro Inc.	6,500	254,966
Unicharm Corp.	1,600	117,014
Yahoo! Japan Corp.	549	285,295
Yamada Denki Co. Ltd.	2,300	198,435
Yamato Holdings Co. Ltd.	19,000	278,291

		10,817,726

Luxembourg (0.26%)
SES FDR Class A (Paris)	1,300	27,440
SES FDR Class A (Luxembourg)	4,000	85,253

		112,693

Mexico (1.52%)
America Movil SAB de C.V. ADR Series L	8,200	522,258
Cemex SAB de C.V. Sponsored ADR (a)	2,500	65,300
Telefonos de Mexico SAB de CV (Telmex) Sponsored ADR Series L	800	30,080
Wal-Mart de Mexico SAB de CV Series V	9,500	40,222

		657,860

Netherlands (2.79%)
Aegon NV	9,256	136,193
Heineken NV	1,500	87,123
ING Groep NV	10,600	396,948
Koninklijke Ahold NV (a)	5,520	81,918
Koninklijke KPN NV	12,600	212,847
Unilever NV CVA	8,800	295,504

		1,210,533

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Norway (1.13%)
DNB NOR ASA	5,400	$81,970
Telenor ASA (a)	12,900	246,988
Yara International ASA	2,800	161,929

		490,887

Poland (0.22%)
Polski Koncern Naftowy Orlen SA GDR Reg. S (a)	2,700	96,248

Russia (0.93%)
Gazprom Sponsored ADR	6,900	348,450
Uralkali Sponsored GDR (a)	1,300	53,300

		401,750

Singapore (0.26%)
Singapore Telecommunications Ltd.	39,600	112,489

South Korea (0.96%)
Samsung Electronics Co. Ltd. GDR	1,330	418,332

Spain (2.70%)
Banco Bilbao Vizcaya Argentaria SA	22,500	495,530
Banco Santander SA	7,700	153,413
Inditex SA	2,200	122,224
Repsol YPF SA	6,600	227,776
Telefonica SA	6,000	172,400

		1,171,343

Sweden (1.08%)
ASSA ABLOY AB Class B	3,800	68,909
Atlas Copco AB Class A	4,400	75,162
Ericsson LM Class B	75,000	147,176
TeliaSonera AB	22,000	176,612

		467,859

Switzerland (10.45%)
Compagnie Financiere Richemont AG A Units	10,303	577,864
Credit Suisse Group	2,071	105,417
Givaudan SA Reg.	71	70,242
Holcim Ltd.	3,150	330,828
Holcim Ltd. (b)	379	39,804
Nestle SA	1,608	803,514
Nobel Biocare Holding AG (a)	617	143,517
Novartis AG	11,268	577,526
Roche Holding AG	4,095	770,673
Swiss Reinsurance	8,749	764,249
Swisscom AG	623	213,449
Synthes Inc.	588	82,241
UBS AG Reg. (Virt-x)	1,378	40,046

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
UBS AG Reg. (New York)	400	$11,520

		4,530,890

Taiwan (0.77%)
High Tech Computer Corp. Reg. S GDR	1,350	98,550
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	23,100	237,237

		335,787

United Kingdom (14.31%)
Alliance & Leicester PLC	11,638	119,760
AstraZeneca PLC	2,900	108,594
BAE Systems PLC	100,200	964,978
BAE Systems PLC (b)	4,000	38,522
Barclays PLC	8,100	72,823
BHP Billiton PLC	8,000	237,364
BP PLC	19,800	201,196
British Land Co. PLC	11,400	207,584
Cairn Energy PLC (a)	1,500	84,367
Daily Mail & General Trust Class A NV	6,500	55,761
HBOS PLC	20,800	231,172
HSBC Holdings PLC	11,400	187,788
Lloyds TSB Group PLC	11,300	101,144
Marks & Spencer Group PLC	6,900	53,030
National Grid PLC	17,800	244,285
Premier Foods PLC	29,800	66,388
Reed Elsevier PLC	6,097	77,564
Reuters Group PLC	8,500	97,843
Rio Tinto PLC	4,800	498,512
Royal Bank of Scotland Group PLC	48,800	326,630
Royal Dutch Shell PLC Class A	10,546	363,958
SABMiller PLC	31,100	681,418
Scottish & Southern Energy PLC	9,200	256,353
Standard Chartered PLC	9,600	328,086
Tesco PLC	33,100	248,972
Unilever PLC	2,430	81,938
Vodafone Group PLC	64,462	193,053
Yell Group PLC	25,900	79,160

		6,208,243

Total Common Stocks
(cost $39,507,571)		41,451,040

Preferred Stocks (0.18%)
Germany (0.18%)
Porsche Automobil Holding SE PFD	422	77,137

Total Preferred Stocks
(cost $97,090)		77,137

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares or principal amount	Value
Exchange-Traded Funds (0.75%)
iShares MSCI EAFE Index Fund	$4,500	$323,550

Total Exchange-Traded Funds
(cost $313,583)		323,550

Repurchase Agreement (3.09%)
State Street Repurchase Agreement, (d) 1.050%, agreement date 03/31/2008, to be repurchased at $1,341,581 on 04/01/2008	1,341,542	1,341,542

Total Repurchase Agreement
(cost $1,341,542)		1,341,542

TOTAL INVESTMENTS (99.59%)
(cost $41,259,786)		43,193,269
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.41%)		177,988

NET ASSETS (100.0%)		$43,371,257

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 2.98%, a maturity date of January 25, 2036, and a market value of $1,368,468.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

GDR - Global Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$11,429,046	26.46%
Japanese Yen	10,817,726	25.04
British Pound	5,735,690	13.28
United States Dollar	4,655,447	10.78
Swiss Franc	4,519,370	10.46
Canadian Dollar	2,862,621	6.63
Australian Dollar	1,251,977	2.90
Swedish Krona	576,453	1.33
Hong Kong Dollar	564,575	1.31
Norwegian Krone	490,887	1.14
Danish Krone	136,766	0.32
Singapore Dollar	112,489	0.26
Mexican Peso	40,222	0.09

Total Investments	43,193,269	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$8,996,220	20.75%
Materials	5,824,068	13.43
Consumer Staples	4,581,339	10.56
Information Technology	4,495,396	10.36
Telecommunication Services	3,916,849	9.03
Industrials	3,594,926	8.29
Consumer Discretionary	3,330,849	7.68
Energy	3,143,070	7.25
Health Care	2,502,743	5.77
Utilities	1,142,717	2.63

Total Stocks	41,528,177	95.75
Exchange-Traded Funds	323,550	0.75
Repurchase Agreement	1,341,542	3.09
Cash and Other Assets, Net of Liabilities	177,988	0.41

Net Assets	$43,371,257	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.98%)
Aerospace/Defense (1.63%)
Boeing Co.	36,342	$2,702,755
General Dynamics Corp.	18,607	1,551,266
Lockheed Martin Corp.	16,341	1,622,661
Northrop Grumman Corp.	16,091	1,252,041
Raytheon Co.	20,409	1,318,625
Rockwell Collins Inc.	7,920	452,628

		8,899,976

Agriculture, Foods, & Beverage (4.53%)
Anheuser-Busch Companies Inc.	33,711	1,599,587
Archer-Daniels-Midland Co.	30,372	1,250,112
Campbell Soup Co.	9,698	329,247
Coca-Cola Enterprises Inc.	13,329	322,562
ConAgra Foods Inc.	23,254	556,933
Constellation Brands Inc. (a)	9,377	165,692
Dean Foods Co.	6,210	124,759
General Mills Inc.	15,400	922,152
H.J. Heinz Co.	15,112	709,811
Kellogg Co.	12,179	640,128
Kraft Foods Inc. Class A	73,035	2,264,815
McCormick & Co. Inc.	6,119	226,219
Molson Coors Brewing Co. Class B	6,260	329,088
Pepsi Bottling Group Inc.	6,206	210,445
PepsiCo Inc.	75,626	5,460,197
Reynolds American Inc.	7,638	450,871
Sara Lee Corp.	34,400	480,912
Sysco Corp.	28,639	831,104
The Coca-Cola Co.	93,581	5,696,276
The Hershey Co.	8,092	304,826
Tyson Foods Inc.	11,981	191,097
Whole Foods Market Inc.	6,485	213,810
WM Wrigley Jr. Co.	10,200	640,968
Yum! Brands Inc.	23,095	859,365

		24,780,976

Airlines (0.08%)
Southwest Airlines Co.	35,531	440,584

Automotive (0.60%)
Ford Motor Co. (a)	98,694	564,530
General Motors Corp.	26,205	499,205
Genuine Parts Co.	7,971	320,594
Goodyear Tire & Rubber Co. (a)	10,799	278,614
Harley-Davidson Inc.	11,918	446,925
ITT Corp.	8,167	423,132
Paccar Inc.	17,077	768,465

		3,301,465

Banks (5.66%)
Bank of America Corp.	208,313	7,897,146
Bank of New York	53,096	2,215,696
BB&T Corp.	25,402	814,388

	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
Comerica Inc.	6,805	$238,719
Fifth Third Bancorp	25,351	530,343
Hudson City Bancorp Inc.	24,565	434,309
Huntington Bancshares Inc.	16,499	177,364
JPMorgan Chase & Co.	159,174	6,836,524
M&T Bank Corp.	3,329	267,918
Northern Trust Corp.	8,762	582,410
PNC Financial Services Group Inc.	16,269	1,066,758
State Street Corp.	17,913	1,415,127
Suntrust Banks Inc.	16,547	912,402
US Bancorp	81,300	2,630,868
Washington Mutual Inc.	41,292	425,308
Wells Fargo & Co.	155,982	4,539,076

		30,984,356

Building Materials & Construction (0.48%)
Centex Corp.	5,650	136,787
DR Horton Inc.	12,527	197,300
Fluor Corp.	4,115	580,873
KB Home	3,529	87,272
Leggett & Platt Inc.	8,373	127,688
Lennar Corp.	6,433	121,005
Masco Corp.	17,512	347,263
Pulte Homes Inc.	9,834	143,085
Stanley Works	3,688	175,623
Trane, Inc.	8,191	375,967
Vulcan Materials Co.	4,928	327,219

		2,620,082

Chemicals (1.96%)
Air Products & Chemicals Inc.	10,202	938,584
Ashland Inc.	2,433	115,081
E.I. du Pont de Nemours & Co.	41,742	1,951,856
Eastman Chemical Co.	3,575	223,259
Hercules Inc.	5,239	95,821
International Flavors & Fragrances Inc.	3,532	155,585
Monsanto Co.	25,566	2,850,609
Pall Corp.	5,768	202,284
PPG Industries Inc.	7,377	446,382
Praxair Inc.	14,963	1,260,333
Rohm & Haas Co.	5,591	302,361
Sealed Air Corp.	7,474	188,718
Sigma-Aldrich Corp.	6,172	368,160
The Dow Chemical Co.	44,630	1,644,616

		10,743,649

Commercial Service/Supply (1.32%)
Allied Waste Industries Inc. (a)	13,216	142,865
Apollo Group Inc. Class A (a)	6,345	274,104
Ball Corp.	4,788	219,961
Cintas Corp.	6,074	173,352
Convergys Corp. (a)	6,466	97,378

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Commercial Service/Supply (Cont.)
Eastman Kodak Co.	13,238	$233,915
Ecolab Inc.	8,271	359,210
Equifax Inc.	6,573	226,637
Interpublic Group of Companies Inc. (a)	21,011	176,702
Jacobs Engineering Group Inc. (a)	5,672	417,402
Monster Worldwide Inc. (a)	6,138	148,601
Moody’s Corp.	10,395	362,058
Omnicom Group Inc.	15,528	686,027
Pactiv Corp. (a)	6,385	167,351
Paychex Inc.	15,153	519,142
Pitney Bowes Inc.	9,698	339,624
Robert Half International Inc.	7,907	203,526
RR Donnelley & Sons Co.	10,081	305,555
Ryder System Inc.	2,561	155,991
Snap-On Inc.	2,697	137,142
Waste Management Inc.	24,105	808,964
WW Grainger Inc.	3,049	232,913
Wyndham Worldwide Corp.	8,590	177,641
Xerox Corp.	42,801	640,731

		7,206,792

Computer Software & Services (4.64%)
Adobe Systems Inc. (a)	26,605	946,872
Affiliated Computer Services Inc. Class A (a)	4,808	240,929
Autodesk Inc. (a)	10,637	334,853
Automatic Data Processing Inc.	25,044	1,061,615
BMC Software Inc. (a)	9,651	313,851
CA Inc.	18,493	416,093
Computer Sciences Corp. (a)	8,203	334,600
Compuware Corp. (a)	15,004	110,129
eBay Inc. (a)	53,168	1,586,533
Electronic Arts Inc. (a)	14,613	729,481
Electronic Data Systems Corp.	23,929	398,418
EMC Corp. (a)	98,623	1,414,254
Intuit Inc. (a)	15,313	413,604
Juniper Networks Inc. (a)	24,305	607,625
Microsoft Corp.	375,674	10,661,628
NetApp Inc. (a)	16,028	321,361
Oracle Corp. (a)	184,738	3,613,475
Unisys Corp. (a)	15,818	70,074
Yahoo! Inc. (a)	62,508	1,808,356

		25,383,751

Computers (3.92%)
Apple Inc. (a)	41,287	5,924,684
Dell Inc. (a)	106,083	2,113,173
Hewlett-Packard Co.	116,563	5,322,267
International Business Machines Corp.	64,905	7,473,162
Sun Microsystems Inc. (a)	38,604	599,520

		21,432,806

	Shares	Value
Common Stocks (Cont.)
Consumer & Marketing (4.89%)
Altria Group Inc.	98,913	$2,195,869
Avery Dennison Corp.	4,744	233,642
Avon Products Inc.	19,853	784,988
Black & Decker Corp.	2,824	186,666
Brown-Forman Corp. Class B	3,878	256,801
Brunswick Corp.	4,360	69,629
Clorox Co.	6,239	353,377
Colgate-Palmolive Co.	23,637	1,841,559
Danaher Corp.	11,660	886,510
Darden Restaurants Inc.	6,694	217,890
Fortune Brands Inc.	6,939	482,260
Harman International Industries Inc.	3,085	134,321
Hasbro Inc.	7,090	197,811
IAC/InterActiveCorp (a)	8,480	176,045
Kimberly-Clark Corp.	19,428	1,254,077
Mattel Inc.	18,055	359,294
Newell Rubbermaid Inc.	12,856	294,017
Philip Morris International Inc. (a)	98,913	5,003,019
Starbucks Corp. (a)	35,206	616,105
The Estee Lauder Companies	5,535	253,780
The Procter & Gamble Co.	144,853	10,149,850
UST Inc.	7,452	406,283
Wendy’s International Inc.	3,803	87,697
Whirlpool Corp.	3,500	303,730

		26,745,220

Electronic/Electrical Mfg. (5.81%)
Advanced Micro Devices Inc. (a)	26,682	157,157
Agilent Technologies Inc. (a)	18,069	538,998
Applied Materials Inc.	64,906	1,266,316
Emerson Electric Co.	36,517	1,879,165
General Electric Co.	470,591	17,416,573
Intel Corp.	272,661	5,774,960
KLA-Tencor Corp.	8,270	306,817
Linear Technology Corp.	10,618	325,866
LSI Corp. (a)	34,559	171,067
Micron Technology Inc. (a)	34,621	206,687
Molex Inc.	6,542	151,513
National Semiconductor Corp.	11,546	211,523
PerkinElmer Inc.	5,873	142,420
Rockwell Automation Inc.	6,886	395,394
Texas Instruments Inc.	63,328	1,790,283
Tyco Electronics Ltd.	23,286	799,175
Waters Corp. (a)	4,741	264,074

		31,797,988

Financial Services (7.22%)
Ambac Financial Group Inc.	9,138	52,544
American Capital Strategies Ltd.	8,626	294,664
American Express Co.	55,018	2,405,387
Ameriprise Financial Inc.	10,747	557,232

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Apartment Investment and Management Co.	4,651	$166,552
AvalonBay Communities Inc.	3,672	354,421
Bear Stearns Companies Inc.	5,505	57,747
Boston Properties Inc.	5,481	504,636
Capital One Financial Corp.	18,078	889,799
CB Richard Ellis Group Inc. Class A (a)	8,741	189,155
Charles Schwab Corp.	43,611	821,195
CIT Group Inc.	9,205	109,079
Citigroup Inc.	243,649	5,218,962
CME Group Inc.	2,552	1,197,143
Countrywide Financial Corp.	27,619	151,905
Developers Diversified Realty Corp.	5,936	248,600
Discover Financial Services	22,754	372,483
E*Trade Financial Corp. (a)	21,403	82,616
Equity Residential	12,716	527,587
Federal Home Loan Mortgage Corp.	30,767	779,020
Federal National Mortgage Association	45,780	1,204,930
Federated Investors Inc. Class B	4,104	160,713
Fidelity National Information Services	7,712	294,136
First Horizon National Corp.	5,813	81,440
Franklin Resources Inc.	7,477	725,194
General Growth Properties Inc.	12,550	479,034
Goldman Sachs Group Inc.	18,742	3,099,739
H&R Block Inc.	15,107	313,621
HCP Inc.	10,227	345,775
Host Hotels & Resorts Inc.	24,372	388,002
IntercontinentalExchange Inc. (a)	3,277	427,649
Janus Capital Group Inc.	7,616	177,224
KeyCorp	18,477	405,570
Kimco Realty Corp.	11,528	451,552
Legg Mason Inc.	6,190	346,516
Lehman Brothers Holdings Inc.	24,897	937,123
Leucadia National Corp.	7,750	350,455
Marshall & Ilsley Corp.	11,949	277,217
MBIA Inc.	7,676	93,801
Merrill Lynch & Co. Inc.	45,129	1,838,555
MGIC Investment Corp.	4,025	42,383
Morgan Stanley	51,337	2,346,101
National City Corp.	29,066	289,207
NYSE Euronext	12,475	769,832
Principal Financial Group Inc.	12,121	675,382
ProLogis	11,884	699,492
Public Storage	5,810	514,882
Regions Financial Corp.	33,264	656,964
Simon Property Group Inc.	10,386	964,963
SLM Corp. (a)	23,532	361,216
Sovereign Bancorp Inc.	17,189	160,202
T Rowe Price Group Inc.	12,206	610,300
Vornado Realty Trust	6,380	550,020
Wachovia Corp.	92,814	2,505,978
Western Union Co.	35,849	762,508

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Zions Bancorporation	5,029	$229,071

		39,517,474

Forest Products & Paper (0.33%)
International Paper Co.	19,477	529,775
MeadWestvaco Corp.	8,350	227,287
OfficeMax Inc.	3,399	65,057
Plum Creek Timber Co. Inc.	8,010	326,007
Weyerhaeuser Co.	9,781	636,156

		1,784,282

Health Care (11.21%)
Abbott Laboratories	72,223	3,983,098
Aetna Inc.	23,986	1,009,571
Allergan Inc.	14,273	804,854
AmerisourceBergen Corp.	8,330	341,363
Amgen Inc. (a)	50,548	2,111,895
Applera Corp.- Applied
Biosystems Group	8,585	282,103
Barr Pharmaceuticals Inc. (a)	4,817	232,709
Baxter International Inc.	30,110	1,740,960
Becton Dickinson & Co.	11,376	976,630
Biogen Idec Inc. (a)	13,581	837,812
Boston Scientific Corp. (a)	62,046	798,532
Bristol-Myers Squibb Co.	92,962	1,980,091
Cardinal Health Inc.	17,196	902,962
Celgene Corp. (a)	19,999	1,225,739
Coventry Health Care Inc. (a)	7,370	297,380
Covidien Ltd.	23,286	1,030,406
CR Bard Inc.	4,609	444,308
Eli Lilly & Co.	46,244	2,385,728
Express Scripts Inc. (a)	11,687	751,708
Forest Laboratories Inc. (a)	14,747	590,027
Genzyme Corp. (a)	12,555	935,850
Gilead Sciences Inc. (a)	43,970	2,265,774
Hospira Inc. (a)	7,026	300,502
Humana Inc. (a)	7,800	349,908
IMS Health Inc.	9,150	192,242
Johnson & Johnson	133,341	8,649,831
King Pharmaceuticals Inc. (a)	11,171	97,188
Laboratory Corp. of America Holdings (a)	5,524	407,008
McKesson Corp.	13,999	733,128
Medco Health Solutions Inc. (a)	24,770	1,084,678
Medtronic Inc.	53,311	2,578,653
Merck & Co. Inc.	102,311	3,882,702
Mylan Inc.	13,223	153,387
Patterson Companies Inc. (a)	6,256	227,093
Pfizer Inc.	319,409	6,685,230
Quest Diagnostics Inc.	7,486	338,891
Schering-Plough Corp.	76,015	1,095,376
St. Jude Medical Inc. (a)	15,765	680,890

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Stryker Corp.	11,220	$729,861
Tenet Healthcare Corp. (a)	21,722	122,947
UnitedHealth Group Inc.	59,655	2,049,746
Varian Medical Systems Inc. (a)	6,028	282,352
Watson Pharmaceuticals Inc. (a)	4,660	136,631
WellPoint Inc. (a)	24,995	1,103,029
Wyeth	63,129	2,636,267
Zimmer Holdings Inc. (a)	11,108	864,869

		61,311,909

Insurance (3.94%)
ACE Ltd.	15,043	828,268
Aflac Inc.	22,659	1,471,702
American International Group Inc.	119,167	5,153,973
Aon Corp.	13,883	558,097
Assurant Inc.	4,308	262,185
Chubb Corp.	17,964	888,859
Cigna Corp.	13,398	543,557
Cincinnati Financial Corp.	7,521	286,099
Genworth Financial Inc.	20,585	466,044
Hartford Financial Services Group Inc.	14,503	1,098,892
Lincoln National Corp.	12,378	643,656
Loews Corp.	20,980	843,816
Marsh & McLennan Companies Inc.	23,521	572,736
MetLife Inc.	33,824	2,038,234
Progressive Corp.	33,305	535,211
Prudential Financial Inc.	21,117	1,652,405
Safeco Corp.	4,109	180,303
The Allstate Corp.	26,324	1,265,132
Torchmark Corp.	4,142	248,976
Travelers Companies Inc.	29,757	1,423,872
Unum Group	16,413	361,250
XL Capital Ltd. Class A	8,608	254,366

		21,577,633

Leisure, Lodging & Gaming (0.33%)
Carnival Corp.	19,893	805,269
Marriott International Inc. Class A	14,987	514,953
Starwood Hotels & Resorts
Worldwide Inc.	9,404	486,657

		1,806,879

Machinery & Manufacturing (3.93%)
3M Co.	33,573	2,657,303
Bemis Co. Inc.	4,846	123,234
Cameron International Corp. (a)	10,310	429,308
Caterpillar Inc.	29,713	2,326,231
Cooper Industries Ltd. Class A	8,248	331,157
Cummins Inc.	9,830	460,241
Deere & Co.	20,836	1,676,048
Dover Corp.	9,129	381,410
Eaton Corp.	6,878	547,970

	Shares	Value
Common Stocks (Cont.)
Machinery & Manufacturing (Cont.)
Goodrich Corp.	5,500	$316,305
Honeywell International Inc.	35,201	1,986,040
Illinois Tool Works Inc.	18,937	913,332
Ingersoll-Rand Co. Ltd. Class A	12,298	548,245
Johnson Controls Inc.	27,519	930,142
Manitowoc Co. Inc.	5,883	240,026
Millipore Corp. (a)	2,600	175,266
Parker Hannifin Corp.	8,275	573,209
Precision Castparts Corp.	6,334	646,575
Terex Corp. (a)	4,849	303,063
Textron Inc.	11,809	654,455
Thermo Fisher Scientific Inc. (a)	19,580	1,112,927
Tyco International Ltd.	22,888	1,008,216
United Technologies Corp.	45,813	3,152,851

		21,493,554

Media & Broadcasting (2.70%)
CBS Corp. Class B	32,347	714,222
Clear Channel Communications Inc.	23,056	673,696
Comcast Corp. Class A	142,881	2,763,319
EW Scripps Co. Class A	3,711	155,899
Gannett Co. Inc.	10,950	318,097
Meredith Corp.	1,917	73,325
New York Times Co.	6,703	126,553
News Corp. Class A	108,841	2,040,769
The DIRECTV Group Inc. (a)	33,159	822,012
The McGraw-Hill Companies Inc.	15,227	562,638
The Walt Disney Co.	88,111	2,764,923
The Washington Post Co.	258	170,667
Time Warner Inc.	170,169	2,385,769
Viacom Inc. Class B (a)	30,845	1,222,079

		14,793,968

Mining & Metals (1.12%)
Alcoa Inc.	39,007	1,406,592
Allegheny Technologies Inc.	4,863	347,024
Freeport-McMoRan Copper & Gold Inc.	18,010	1,732,922
Newmont Mining Corp.	20,964	949,669
Nucor Corp.	13,609	921,874
Titanium Metals Corp.	4,105	61,780
United States Steel Corp.	5,608	711,487

		6,131,348

Oil & Gas (12.63%)
Anadarko Petroleum Corp.	22,041	1,389,244
Apache Corp.	15,632	1,888,658
Baker Hughes Inc.	14,947	1,023,869
BJ Services Co.	13,948	397,657
Chesapeake Energy Corp.	21,052	971,550
Chevron Corp.	98,026	8,367,499
ConocoPhillips	73,818	5,625,670
Devon Energy Corp.	20,924	2,183,001

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
El Paso Corp.	32,399	$539,119
ENSCO International Inc.	6,426	402,396
EOG Resources Inc.	11,475	1,377,000
Exxon Mobil Corp.	252,032	21,316,867
Halliburton Co.	41,900	1,647,927
Hess Corp.	12,915	1,138,845
Marathon Oil Corp.	33,654	1,534,622
Murphy Oil Corp.	8,771	720,450
Nabors Industries Ltd. (a)	13,428	453,464
National-Oilwell Varco Inc. (a)	16,370	955,681
Noble Corp.	12,638	627,729
Noble Energy Inc.	7,959	579,415
Occidental Petroleum Corp.	39,045	2,856,923
Questar Corp.	8,050	455,308
Range Resources Corp.	6,995	443,833
Rowan Companies Inc.	4,776	196,676
Schlumberger Ltd.	56,325	4,900,275
Smith International Inc.	9,468	608,130
Spectra Energy Corp.	29,365	668,054
Sunoco Inc.	5,331	279,718
Tesoro Corp.	6,477	194,310
Transocean Inc. (a)	14,952	2,021,510
Valero Energy Corp.	25,528	1,253,680
Weatherford International Ltd. (a)	16,002	1,159,665
Williams Companies Inc.	27,650	911,897

		69,090,642

Retailers (5.67%)
Abercrombie & Fitch Co. Class A	3,753	274,494
Amazon.com Inc. (a)	14,335	1,022,085
AutoNation Inc. (a)	6,996	104,730
Autozone Inc. (a)	1,905	216,846
Bed Bath & Beyond Inc. (a)	11,897	350,962
Best Buy Co. Inc.	16,028	664,521
Big Lots Inc. (a)	5,027	112,102
Circuit City Stores Inc.	—	—
Coach Inc. (a)	17,317	522,108
Costco Wholesale Corp.	20,636	1,340,721
CVS Caremark Corp.	68,065	2,757,313
Dillard’s Inc. Class A	2,815	48,446
Family Dollar Stores Inc.	7,126	138,957
GameStop Corp. Class A (a)	7,456	385,550
GAP Inc.	20,573	404,877
Home Depot Inc.	79,423	2,221,461
J.C. Penney Co Inc.	10,488	395,502
Kohl’s Corp. (a)	15,021	644,251
Kroger Co.	30,971	786,663
Limited Brands Inc.	15,272	261,151
Lowe’s Companies Inc.	69,569	1,595,913
Macy’s Inc.	20,545	473,768
McDonald’s Corp.	54,682	3,049,615
Nordstrom Inc.	9,069	295,649
Office Depot Inc. (a)	13,139	145,186

	Shares	Value
Common Stocks (Cont.)
Retailers (Cont.)
RadioShack Corp.	6,225	$101,156
Safeway Inc.	20,376	598,036
Sears Holdings Corp. (a)	3,307	337,612
Staples Inc.	32,042	708,449
Supervalu Inc.	9,710	291,106
Target Corp.	38,609	1,956,704
The Sherwin-Williams Co.	4,730	241,419
Tiffany & Co.	6,561	274,512
TJX Companies Inc.	20,899	691,130
Wal-Mart Stores Inc.	110,973	5,846,058
Walgreen Co.	46,723	1,779,679

		31,038,732

Technology (2.90%)
Akamai Technologies Inc. (a)	7,973	224,520
Altera Corp.	15,505	285,757
Analog Devices Inc.	14,619	431,553
Broadcom Corp. (a)	21,812	420,317
Citrix Systems Inc. (a)	8,564	251,182
Cognizant Technology Solutions Corp. (a)	13,230	381,421
Expedia, Inc. (a)	9,670	211,676
Fiserv Inc. (a)	7,957	382,652
Google Inc. (a)	10,850	4,779,099
International Game Technology	14,303	575,124
Jabil Circuit Inc.	9,021	85,339
L-3 Communications Holdings Inc.	5,689	622,035
Lexmark International Inc. (a)	4,599	141,281
MEMC Electronic Materials Inc. (a)	10,645	754,731
Microchip Technology Inc.	8,748	286,322
Novell Inc. (a)	16,319	102,647
Novellus Systems Inc. (a)	5,847	123,079
NVIDIA Corp. (a)	25,911	512,779
QLogic Corp. (a)	6,331	97,181
QUALCOMM Inc.	76,318	3,129,038
SanDisk Corp. (a)	10,575	238,678
Symantec Corp. (a)	41,439	688,716
Teradata Corp. (a)	8,364	184,510
Teradyne Inc. (a)	9,152	113,668
Total System Services Inc.	9,336	220,890
VeriSign Inc. (a)	9,606	319,303
Xilinx Inc.	13,460	319,675

		15,883,173

Telecom & Telecom Equipment (5.17%)
American Tower Corp. (a)	19,244	754,557
AT&T Inc.	283,291	10,850,045
CenturyTel Inc.	5,298	176,105
Ciena Corp. (a)	3,843	118,480
Cisco Systems Inc. (a)	281,535	6,782,178
Citizens Communications Co.	15,408	161,630
Corning Inc.	73,804	1,774,248

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Embarq Corp.	6,916	$277,332
JDS Uniphase Corp. (a)	9,653	129,254
Motorola Inc.	106,800	993,240
Qwest Communications International Inc.	73,920	334,858
Sprint Nextel Corp.	133,838	895,376
Tellabs Inc. (a)	20,769	113,191
Verizon Communications Inc.	134,759	4,911,966

		28,272,460

Textiles & Clothing (0.33%)
Jones Apparel Group Inc.	4,756	63,825
Liz Claiborne Inc.	4,825	87,574
Nike Inc.	17,611	1,197,548
Polo Ralph Lauren Corp.	2,861	166,768
VF Corp.	3,878	300,584

		1,816,299

Transportation (1.96%)
Burlington Northern Santa Fe Corp.	14,163	1,306,112
CH Robinson Worldwide Inc.	8,024	436,506
CSX Corp.	19,477	1,092,075
Expeditors International	9,745	440,279
FedEx Corp.	14,437	1,337,877
Norfolk Southern Corp.	18,185	987,809
Union Pacific Corp.	12,446	1,560,479
United Parcel Service Inc. Class B	48,738	3,558,849

		10,719,986

Utilities & Energy (4.02%)
Allegheny Energy Inc.	7,754	391,577
Ameren Corp.	9,976	439,343
American Electric Power Co. Inc.	19,041	792,677
CenterPoint Energy Inc.	14,316	204,289
CMS Energy Corp.	10,200	138,108
CONSOL Energy Inc.	8,548	591,436
Consolidated Edison Inc.	12,857	510,423
Constellation Energy Group	8,566	756,121
Dominion Resources Inc.	27,446	1,120,895
DTE Energy Co.	8,146	316,798
Duke Energy Corp.	58,651	1,046,920
Dynegy Inc. (a)	21,496	169,603
Edison International	15,364	753,143
Entergy Corp.	9,234	1,007,245
Exelon Corp.	30,833	2,505,798
FirstEnergy Corp.	14,183	973,237
FPL Group Inc.	19,007	1,192,499
Integrys Energy Group Inc.	3,498	163,147
Nicor Inc.	2,047	68,595
NiSource Inc.	12,575	216,793
Peabody Energy Corp.	12,594	642,294
Pepco Holdings Inc.	9,071	224,235

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
PG&E Corp.	$16,398	$603,774
Pinnacle West Capital Corp.	4,691	164,560
PPL Corp.	18,041	828,443
Progress Energy Inc.	12,134	505,988
Public Service Enterprise Group Inc.	23,609	948,846
Sempra Energy	12,412	661,311
TECO Energy Inc.	9,621	153,455
The AES Corp. (a)	30,960	516,103
The Southern Co.	35,326	1,257,959
Windstream Corp.	21,786	260,343
Xcel Energy Inc.	19,181	382,661
XTO Energy Inc.	23,845	1,475,052

		21,983,671

Total Common Stocks
(cost $514,807,493)		541,559,655

Short-term Investments (0.88%)
U.S. Treasury Bill, 1.200%, 06/26/2008 (b)	4,837,000	4,822,267

Total Short-term Investments
(cost $4,823,130)		4,822,267

TOTAL INVESTMENTS (99.86%)
(cost $519,630,623)		546,381,922
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.14%)		742,129

NET ASSETS (100.00%)		$547,124,051

(a)	Non-income producing security.

(b)	At March 31, 2008, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (95.52%)
Automotive & Transportation (3.52%)
AAR Corp. (a)	7,637	$208,261
ABX Holdings Inc. (a)	11,329	33,307
Accuride Corp. (a)	5,034	41,178
Aftermarket Technology Corp. (a)	4,557	88,588
Airtran Holdings Inc. (a)	19,337	127,624
Alaska Air Group Inc. (a)	8,491	166,593
Allegiant Travel Co. (a)	1,205	31,836
Amerco Inc. (a)	2,104	120,117
American Axle & Manufacturing Holdings Inc.	9,137	187,309
American Commercial Lines Inc. (a)	10,662	168,460
American Railcar Industries Inc.	2,027	41,209
Amerigon Inc. (a)	4,399	65,105
Arkansas Best Corp.	4,592	146,301
Arlington Tankers Ltd.	3,392	71,232
ArvinMeritor Inc.	15,195	190,090
Atlas Air Worldwide Holdings Inc. (a)	2,730	150,150
Bristow Group Inc. (a)	4,108	220,476
Celadon Group Inc. (a)	4,880	47,238
Commercial Vehicle Group Inc. (a)	4,307	42,682
Cooper Tire & Rubber Co.	13,076	195,748
Double Hull Tankers Inc.	5,504	58,397
Dynamex Inc. (a)	2,260	57,178
Eagle Bulk Shipping Inc.	9,632	248,120
ExpressJet Holdings Inc. (a)	11,515	30,285
Fleetwood Enterprises Inc. (a)	14,194	65,292
Force Protection Inc. (a)	13,743	27,623
Forward Air Corp.	6,119	216,857
Freightcar America Inc.	2,496	85,613
Genco Shipping & Trading Ltd.	4,079	230,178
General Maritime Corp.	5,906	139,441
Genesee & Wyoming Inc. (a)	6,822	234,677
Golar LNG Ltd.	7,002	127,927
Greenbrier Companies Inc.	3,239	85,898
GulfMark Offshore Inc. (a)	4,847	265,228
Hayes Lemmerz International Inc. (a)	21,627	60,339
Heartland Express Inc.	12,471	177,837
Horizon Lines Inc.	6,887	128,167
Hub Group Inc. (a)	7,887	259,403
Jetblue Airways Corp. (a)	36,608	212,326
Knight Transportation Inc.	11,684	192,319
Knightsbridge Tankers Ltd.	3,565	95,114
Lear Corp. (a)	15,911	412,254
Marine Products Corp.	2,326	18,794
Marten Transport Ltd. (a)	3,359	52,132
Miller Industries Inc. (a)	1,922	18,509
Modine Manufacturing Co.	6,653	96,402
Monaco Coach Corp.	6,305	59,771
Noble International Ltd.	2,415	15,094
Nordic American Tanker Shipping Ltd.	6,373	178,444
Odyssey Marine Exploration Inc. (a)	8,341	44,958
Old Dominion Freight Line Inc. (a)	6,013	191,394
Pacer International Inc.	7,330	120,432

	Shares	Value
Common Stocks (Cont.)
Automotive & Transportation (Cont.)
Patriot Transportation Holding Inc. (a)	437	$34,278
PHI Inc. (a)	2,963	93,453
Pinnacle Airlines Corp. (a)	3,505	30,599
Polaris Industries Inc.	7,460	305,935
Republic Airways Holdings Inc. (a)	6,930	150,104
Saia Inc. (a)	2,858	45,328
Ship Finance International Ltd.	6,474	170,137
SkyWest Inc.	12,694	268,097
Spartan Motors Inc.	6,547	55,388
Standard Motor Products Inc.	3,144	19,241
Stoneridge Inc. (a)	2,824	37,983
Superior Industries International Inc.	4,674	96,986
TBS International Ltd. Class A (a)	966	29,173
Tenneco Inc. (a)	9,768	272,918
Ultrapetrol Bahamas Ltd. (a)	3,081	31,549
Universal Truckload Services Inc. (a)	1,364	28,467
Visteon Corp. (a)	26,343	99,050
Wabash National Corp.	6,057	54,452
Werner Enterprises Inc.	9,441	175,225
Winnebago Industries Inc.	6,009	101,552

		8,649,822

Consumer Discretionary (16.82%)
1-800-FLOWERS.COM Inc. (a)	5,178	44,065
99 Cents Only Stores (a)	9,649	95,429
Aaron Rents Inc.	9,784	210,747
ABM Industries Inc.	9,186	206,134
AC Moore Arts & Crafts Inc. (a)	4,019	27,410
Administaff Inc.	5,072	119,750
Advisory Board Co. (a)	3,672	201,740
Aeropostale Inc. (a)	14,170	384,149
AFC Enterprises (a)	5,950	53,490
AH Belo Corp. Class A (a)	3,614	41,308
Ambassadors Group Inc.	3,221	60,845
Ambassadors International Inc.	1,805	13,375
American Greetings Corp.	10,944	203,011
American Public Education Inc. (a)	1,101	33,437
American Woodmark Corp.	2,358	48,480
Ameristar Casinos Inc.	5,338	97,418
AMN Healthcare Services Inc. (a)	7,030	108,403
Arbitron Inc.	6,105	263,492
Arctic Cat Inc.	2,380	17,350
Asbury Automotive Group Inc.	5,179	71,263
Bally Technologies Inc. (a)	11,038	379,045
Barrett Business Services Inc.	1,542	26,414
bebe stores inc.	5,184	55,728
Belo Corp.	18,071	191,010
Benihana Inc. Class A (a)	2,470	27,837
Big 5 Sporting Goods Corp.	5,067	44,438
BJ’s Restaurant Inc. (a)	3,483	50,190
Blockbuster Inc. (a)	40,469	131,929
Blue Nile Inc. (a)	2,843	153,948

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Blyth Inc.	5,123	$101,026
Bob Evans Farms Inc.	6,763	186,591
Bon-Ton Stores Inc.	2,077	11,361
Books-A-Million Inc.	2,781	24,306
Borders Group Inc.	11,809	69,319
Bowne & Co. Inc.	5,852	89,243
Bright Horizons Family Solutions Inc. (a)	5,324	229,145
Brightpoint Inc. (a)	10,284	85,974
Brown Shoe Co. Inc.	9,296	140,091
Buckle Inc.	2,812	125,781
Buffalo Wild Wings Inc. (a)	3,195	78,277
Build-A-Bear Workshop Inc. (a)	3,308	30,070
Cabela’s Inc. (a)	8,437	119,468
Cache Inc. (a)	2,706	30,551
California Pizza Kitchen Inc. (a)	5,784	75,828
Callaway Golf Co.	13,783	202,334
Capella Education Co. (a)	2,171	118,537
Carmike Cinemas Inc.	2,678	27,530
Carrols Restaurant Group Inc. (a)	1,995	17,815
Carter’s Inc. (a)	12,235	197,595
Casella Waste Systems Inc. (a)	4,737	51,775
Casual Male Retail Group Inc. (a)	7,319	30,740
Cato Corp. Class A	6,515	97,334
CBIZ Inc. (a)	9,569	77,700
CBRL Group Inc.	4,999	178,814
CDI Corp.	2,940	73,647
CEC Entertainment Inc. (a)	5,404	156,068
Central European Distribution Corp. (a)	7,430	432,352
Central Garden & Pet Co. (a)	14,270	63,359
Cenveo Inc. (a)	11,440	119,662
Charlotte Russe Holding Inc. (a)	5,103	88,486
Charming Shoppes Inc. (a)	26,682	128,874
Charter Communications Inc. (a)	82,566	70,346
Chattem Inc. (a)	3,568	236,701
Chemed Corp.	4,925	207,835
Cherokee Inc.	1,879	63,266
Children’s Place Retail Stores Inc. (a)	4,607	113,148
Chipotle Mexican Grill Inc. Class B (a)	6,796	659,824
Christopher & Banks Corp.	7,273	72,657
Churchill Downs Inc.	1,979	93,488
Cinemark Holdings Inc.	5,722	73,184
Citadel Broadcasting Corp.	37,354	62,008
Citi Trends Inc. (a)	2,790	51,476
CKE Restaurants Inc.	11,869	133,170
CKX Inc. (a)	7,700	73,304
CNET Networks Inc. (a)	31,841	226,071
Coinstar Inc. (a)	5,955	167,574
Collective Brands Inc. (a)	13,761	166,783
Columbia Sportswear Co.	2,924	128,744
Compass Diversified Holdings	4,160	54,704
Conn’s Inc. (a)	2,383	38,867
Consolidated Graphics Inc. (a)	2,044	114,566

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Core-Mark Holding Co. Inc. (a)	1,825	$52,450
Corinthian Colleges Inc. (a)	18,017	130,263
Cornell Companies Inc. (a)	2,183	49,030
CoStar Group Inc. (a)	3,986	171,398
Courier Corp.	2,394	59,730
Cox Radio Inc. (a)	6,824	81,069
CPI Corp.	1,059	18,289
CRA International Inc. (a)	2,301	73,954
Cross Country Healthcare Inc. (a)	6,421	79,428
Crown Media Holdings Inc. (a)	3,483	18,007
CSK Auto Corp. (a)	8,757	81,528
CSS Industries Inc.	1,725	60,306
Cumulus Media Inc. (a)	6,002	38,293
Deckers Outdoor Corp. (a)	2,652	285,939
Denny’s Corp. (a)	18,975	56,545
DeVry Inc.	12,440	520,490
DG FastChannel Inc. (a)	3,172	60,839
Diamond Management & Technology Consultants Inc.	5,535	35,701
Dice Holdings Inc. (a)	3,184	28,369
Dolan Media Co. (a)	2,277	45,790
Dollar Thrifty Automotive Group Inc. (a)	4,381	59,757
Domino’s Pizza Inc.	8,991	121,289
Dover Downs Gaming & Entertainment Inc.	3,524	29,989
Dress Barn Inc. (a)	10,270	132,894
DSW Inc. (a)	3,258	42,191
DTS Inc. (a)	3,627	87,048
DynCorp International Inc. Class A (a)	5,102	85,101
Earthlink Inc. (a)	24,108	182,015
Eddie Bauer Holdings Inc. (a)	6,188	24,071
Elizabeth Arden Inc. (a)	5,056	100,867
Emmis Communications Corp. (a)	6,880	23,942
Ennis Inc.	5,127	86,031
Entercom Communications Corp.	7,088	70,384
Entravision Communications Corp. (a)	14,124	94,066
Ethan Allen Interiors Inc.	5,426	154,261
Exponent Inc. (a)	3,170	104,103
EZCORP Inc. (a)	7,935	97,680
FGX International Holdings Ltd. (a)	2,483	29,697
First Advantage Corp. Class A (a)	1,494	31,658
Fisher Communications Inc. (a)	1,600	49,856
Forrester Research Inc. (a)	3,038	80,750
Fossil Inc. (a)	9,157	279,655
Fred’s Inc.	7,870	80,668
FTD Group Inc.	3,832	51,425
FTI Consulting Inc. (a)	9,804	696,476
Furniture Brands International Inc.	10,124	118,451
G&K Services Inc. Class A	4,372	155,687
G-III Apparel Group Ltd. (a)	2,515	33,751
Gaiam Inc. (a)	3,456	59,858
Gander Mountain Co. (a)	900	5,472
GateHouse Media Inc.	4,738	27,670

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaylord Entertainment Co. (a)	8,564	$259,404
Gemstar-TV Guide International Inc. (a)	51,816	243,535
Genesco Inc. (a)	4,866	112,453
Geo Group Inc. (a)	10,596	301,350
Gevity HR Inc.	4,940	42,780
Global Sources Ltd. (a)	3,434	50,995
Glu Mobile Inc. (a)	1,479	6,641
Gray Television Inc.	8,547	48,632
Great Wolf Resorts Inc. (a)	6,249	39,869
Greenfield Online Inc. (a)	4,422	52,445
Group 1 Automotive Inc.	4,867	114,277
GSI Commerce Inc. (a)	3,993	52,508
Gymboree Corp. (a)	6,299	251,204
Harris Interactive Inc. (a)	11,281	30,797
Haverty Furniture Companies Inc.	4,011	42,677
Heelys Inc. (a)	1,262	5,414
Heidrick & Struggles International Inc.	3,663	119,157
Helen of Troy Ltd. (a)	6,115	102,549
Hibbett Sports Inc. (a)	6,821	105,316
Hooker Furniture Corp.	2,513	56,140
Hot Topic Inc. (a)	8,858	38,178
Houston Wire & Cable Co.	3,369	53,971
HSW International Inc. (a)	2,717	13,694
Hudson Highland Group Inc. (a)	4,990	42,265
Iconix Brand Group Inc. (a)	10,641	184,621
ICT Group Inc. (a)	1,638	16,527
IHOP Corp.	3,572	171,099
IKON Office Solutions Inc.	17,861	135,744
Infospace Inc.	6,787	78,526
InfoUSA Inc.	7,228	44,163
Insight Enterprises Inc. (a)	10,209	178,658
Inter Parfums Inc.	1,785	39,413
Internap Network Services Corp. (a)	9,845	48,831
inVentiv Health Inc. (a)	6,641	191,327
INVESTools Inc. (a)	11,074	121,703
iPass Inc. (a)	10,240	30,925
Isle of Capri Casinos Inc. (a)	3,230	23,095
J Crew Group Inc. (a)	8,081	356,938
Jack in the Box Inc. (a)	12,623	339,180
Jackson Hewitt Tax Service Inc.	6,606	75,771
JAKKS Pacific Inc. (a)	5,946	163,931
Jamba Inc. (a)	10,428	27,634
Jo-Ann Stores Inc. (a)	5,008	73,768
Jos. A. Bank Clothiers Inc. (a)	3,634	74,497
Journal Communications Inc. Class A	9,883	72,937
K-Swiss Inc. Class A	5,676	89,794
K12 Inc. (a)	1,289	25,252
Kelly Services Inc. Class A	4,765	97,968
Kenexa Corp. (a)	5,103	94,303
Kenneth Cole Productions Inc.	1,851	31,356
Kforce Inc. (a)	7,368	65,133
Kimball International Inc. Class B	5,280	56,602
Knology Inc. (a)	5,277	68,337

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Korn/Ferry International (a)	9,941	$168,003
Krispy Kreme Doughnuts Inc. (a)	13,280	40,504
La-Z-Boy Inc.	10,578	88,221
Lakes Entertainment Inc. (a)	3,985	17,614
Lancaster Colony Corp.	4,663	186,333
Landry’s Restaurants Inc.	2,833	46,121
Lawson Products Inc.	834	22,977
Leapfrog Enterprises Inc. (a)	7,131	50,274
LECG Corp. (a)	5,269	49,318
Lee Enterprises Inc. Class A	10,047	100,570
Libbey Inc.	2,945	49,594
Life Time Fitness Inc. (a)	6,989	218,127
Lifetime Brands Inc.	2,482	22,189
Lin TV Corp. (a)	5,603	53,845
Lincoln Educational Services (a)	679	8,148
Liquidity Services Inc. (a)	2,209	17,672
Lithia Motors Inc. Class A	3,214	32,654
Live Nation Inc. (a)	15,493	187,930
LKQ Corp. (a)	23,251	522,450
LodgeNet Interactive Corp. (a)	4,634	28,221
Lodgian Inc. (a)	3,822	42,615
LoJack Corp. (a)	3,834	48,462
LoopNet Inc. (a)	5,424	68,885
Magna Entertainment Corp. (a)	9,510	3,233
Maidenform Brands Inc. (a)	4,586	74,614
Mannatech Inc.	3,189	22,738
Marchex Inc. Class B	5,610	55,988
Marcus Corp.	4,404	84,557
MarineMax Inc. (a)	3,499	43,598
Martha Stewart Living Omnimedia Inc. (a)	5,601	41,615
Marvel Entertainment Inc. (a)	10,236	274,222
Matthews International Corp.	6,482	312,756
MAXIMUS Inc.	4,066	149,263
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,995	34,892
Media General Inc.	4,761	66,749
Mediacom Communications Corp. Class A (a)	11,152	48,288
Midas Inc. (a)	3,045	52,344
Midway Games Inc. (a)	4,758	12,847
Monarch Casino & Resort Inc. (a)	2,424	42,929
Monro Muffler Brake Inc.	3,835	64,811
Morgans Hotel Group Co. (a)	4,644	68,824
Morton’s Restaurant Group Inc. (a)	2,133	16,915
Movado Group Inc.	3,484	67,903
MPS Group Inc. (a)	21,552	254,745
MTR Gaming Group Inc. (a)	4,420	30,940
Multimedia Games Inc. (a)	4,908	26,209
MWI Veterinary Supply Inc. (a)	1,953	68,863
National CineMedia Inc.	8,578	192,833
National Presto Industries Inc.	985	51,614
Nautilus Inc.	6,062	19,944

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Navigant Consulting Inc. (a)	9,629	$182,758
Net 1 UEPS Technologies Inc. (a)	8,789	198,192
Netflix Inc. (a)	9,776	338,738
New York & Co. Inc. (a)	3,959	22,725
Nexstar Broadcasting Group Inc. (a)	2,155	12,715
NIC Inc.	8,066	57,349
Nu Skin Enterprises Inc.	10,406	187,516
O’Charley’s Inc.	4,615	53,165
On Assignment Inc. (a)	7,012	44,526
Orbitz Worldwide Inc. (a)	7,039	48,499
Overstock.com Inc. (a)	3,311	39,434
Oxford Industries Inc.	3,029	68,243
Pacific Sunwear of California Inc. (a)	14,845	187,195
Pantry Inc. (a)	4,605	97,073
Papa John’s International Inc. (a)	4,381	106,064
PC Connection Inc. (a)	1,704	13,496
PeopleSupport Inc. (a)	4,724	43,083
PEP Boys-Manny Moe & Jack	8,439	84,052
Perficient Inc. (a)	5,929	47,076
Perry Ellis International Inc. (a)	2,112	46,105
PetMed Express Inc. (a)	4,266	47,310
PF Chang’s China Bistro Inc. (a)	5,259	149,566
PHH Corp. (a)	11,349	197,813
Pier 1 Imports Inc. (a)	18,372	115,376
Pinnacle Entertainment Inc. (a)	12,498	159,974
Playboy Enterprises Inc. (a)	4,731	39,409
Pre-Paid Legal Services Inc. (a)	1,833	77,738
Premier Exhibitions Inc. (a)	5,881	35,521
Prestige Brands Holdings Inc. (a)	6,478	52,990
Priceline.com Inc. (a)	7,858	949,718
PriceSmart Inc.	2,629	72,850
Primedia Inc.	8,981	66,010
Protection One Inc. (a)	1,393	13,359
Quiksilver Inc. (a)	25,836	253,451
Radio One Inc. Class D (a)	15,513	23,580
RC2 Corp. (a)	3,911	82,014
Red Robin Gourmet Burgers Inc. (a)	3,290	123,605
Regis Corp.	9,370	257,581
Renaissance Learning Inc.	2,122	29,687
Rent-A-Center Inc. (a)	14,801	271,598
Resources Connection Inc.	9,908	177,056
Retail Ventures Inc. (a)	5,687	27,582
Revlon Inc. (a)	36,628	36,628
Riviera Holdings Corp. (a)	2,014	41,509
Rollins Inc.	8,812	155,884
RSC Holdings Inc. (a)	4,198	45,758
Ruby Tuesday Inc.	11,129	83,467
Rush Enterprises Inc. Class A (a)	6,921	109,629
Russ Berrie & Co. Inc. (a)	3,296	46,342
Ruth’s Chris Steak House (a)	4,036	27,889
Salem Communications Corp.	1,841	7,382
Sally Beauty Holdings Inc. (a)	19,543	134,847
Schawk Inc.	3,174	50,752

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Scholastic Corp. (a)	6,622	$200,448
School Specialty Inc. (a)	4,509	142,214
Sealy Corp.	9,153	69,563
Select Comfort Corp. (a)	9,140	32,904
Shoe Carnival Inc. (a)	1,823	24,665
Shuffle Master Inc. (a)	7,082	37,889
Shutterfly Inc. (a)	2,932	43,599
Sinclair Broadcast Group Inc.	10,034	89,403
Six Flags Inc. (a)	14,575	23,903
Skechers U.S.A. Inc. (a)	4,059	82,032
Sohu.com Inc. (a)	5,728	258,505
Sonic Automotive Inc.	6,306	129,588
Sonic Corp. (a)	12,801	282,134
Sotheby’s	13,738	397,166
Source Interlink Co. Inc. (a)	7,606	14,451
Spanish Broadcasting System Inc. (a)	7,500	13,275
Spectrum Brands Inc. (a)	9,158	41,852
Speedway Motorsports Inc.	2,732	68,491
Spherion Corp. (a)	11,260	68,911
Stage Stores Inc.	8,860	143,532
Stamps.com Inc. (a)	3,413	35,017
Standard Parking Corp. (a)	2,124	44,519
Standard Register Co.	4,163	32,430
Stein Mart Inc.	5,275	29,646
Steiner Leisure Ltd. (a)	3,439	113,487
Steinway Musical Instruments Inc. (a)	1,995	56,897
Steven Madden Ltd. (a)	4,246	72,734
Stewart Enterprises Inc.	20,290	130,262
Strayer Education Inc.	2,974	453,535
Sturm, Ruger & Co. Inc. (a)	4,545	37,451
Sun-Times Media Group Inc. (a)	13,598	10,199
Systemax Inc.	2,362	28,486
Take-Two Interactive Software Inc. (a)	15,996	408,218
Talbots Inc.	4,784	51,572
TeleTech Holdings Inc. (a)	8,806	197,783
Tempur-Pedic International Inc.	15,787	173,657
Texas Roadhouse Inc. Class A (a)	10,478	102,684
The Finish Line Inc. Class A	8,734	41,574
The Knot Inc. (a)	5,706	67,045
The Men’s Wearhouse Inc.	11,280	262,486
The Providence Service Corp. (a)	2,574	77,220
The Steak n Shake Co. (a)	5,678	44,686
THQ Inc. (a)	13,922	303,500
Timberland Co. (a)	9,986	137,108
TiVo Inc. (a)	19,826	173,676
Town Sports International Holdings Inc. (a)	3,271	20,967
Travelzoo Inc. (a)	1,514	16,715
Triarc Companies Inc. Class B	12,860	88,863
True Religion Apparel Inc. (a)	2,841	52,701
TrueBlue Inc. (a)	9,375	126,000
Trump Entertainment Resorts Inc. (a)	5,921	21,316
Tuesday Morning Corp. (a)	5,983	30,992

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Tupperware Brands Corp.	12,610	$487,755
Tween Brands Inc. (a)	5,062	125,234
Ulta Salon Cosmetics & Fragrance
Inc. (a)	2,761	38,764
Under Armour Inc. Class A (a)	5,228	191,345
Unifirst Corp.	2,897	107,450
United Online Inc.	13,650	144,144
United Stationers Inc. (a)	5,249	250,377
Universal Electronics Inc. (a)	2,900	70,209
Universal Technical Institute Inc. (a)	5,150	60,409
USANA Health Sciences Inc. (a)	1,697	37,385
Vail Resorts Inc. (a)	6,582	317,845
Valassis Communications Inc. (a)	9,964	108,109
Value Line Inc.	444	20,380
ValueClick Inc. (a)	20,712	357,282
ValueVision Media Inc. Class A (a)	6,096	33,772
Viad Corp.	4,262	153,475
VistaPrint Ltd. (a)	9,043	316,053
Volcom Inc. (a)	3,013	60,893
Volt Information Sciences Inc. (a)	2,876	48,777
Warnaco Group Inc. (a)	9,595	378,427
Waste Connections Inc. (a)	14,062	432,266
Waste Industries USA Inc.	1,034	37,379
Waste Services Inc. (a)	4,160	33,779
Watson Wyatt Worldwide Inc.	8,857	502,635
WD-40 Co.	3,862	128,411
West Marine Inc. (a)	3,131	21,823
Westwood One Inc. (a)	14,738	30,950
Wet Seal Inc. (a)	17,159	58,169
Weyco Group Inc.	1,339	39,728
WMS Industries Inc. (a)	8,563	308,011
Wolverine World Wide Inc.	11,301	327,842
World Fuel Services Corp.	6,164	173,023
World Wrestling Entertainment Inc.	5,427	100,996
Zale Corp. (a)	9,688	191,435
Zumiez Inc. (a)	3,492	54,789

		41,391,781

Consumer Staples (2.47%)
Alliance One International Inc. (a)	19,474	117,623
American Dairy Inc. (a)	1,558	14,334
Arden Group Inc. Class A	240	34,320
Boston Beer Co. Inc. (a)	2,121	100,832
Cal-Maine Foods Inc.	2,771	92,496
Casey’s General Stores Inc.	10,230	231,198
Chiquita Brands International Inc. (a)	8,830	204,061
Coca-Cola Bottling Co. Consolidated	1,165	71,787
Farmer Brothers Co.	1,392	32,211
Flowers Foods Inc.	15,709	388,798
Fresh Del Monte Produce Inc. (a)	6,367	231,759
Green Mountain Coffee Roasters Inc. (a)	3,501	110,807

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Hain Celestial Group Inc. (a)	8,303	$244,939
Imperial Sugar Co.	2,561	48,198
Ingles Markets Inc.	2,553	62,778
J&J Snack Foods Corp.	2,845	78,152
Jones Soda Co. (a)	5,060	17,659
Lance Inc.	6,161	120,756
Longs Drug Stores Corp.	6,802	288,813
Lululemon Athletica Inc. (a)	2,669	75,880
M & F Worldwide Corp. (a)	2,464	92,129
Maui Land & Pineapple Co. Inc. (a)	920	29,339
Nash Finch Co.	2,703	91,848
National Beverage Corp.	2,198	16,859
Peet’s Coffee & Tea Inc. (a)	2,997	70,459
Performance Food Group Co. (a)	7,098	231,963
Pilgrim’s Pride Corp.	8,393	169,790
Ralcorp Holdings Inc. (a)	5,467	317,906
Reddy Ice Holdings Inc.	4,939	64,355
Ruddick Corp.	8,461	311,872
Sanderson Farms Inc.	3,496	132,883
Seaboard Corp.	73	114,245
Sensient Technologies Corp.	9,535	281,187
Spartan Stores Inc.	4,351	90,718
Synutra International Inc. (a)	805	25,156
The Great Atlantic & Pacific Tea Co. Inc. (a)	5,746	150,660
Tiens Biotech Group USA Inc. (a)	361	765
Tootsie Roll Industries Inc.	7,552	190,310
TreeHouse Foods Inc. (a)	6,296	143,927
United Natural Foods Inc. (a)	8,830	165,209
Universal Corp.	5,562	364,478
Vector Group Ltd.	6,640	116,798
Village Super Market Inc. Class A	598	30,797
Weis Markets Inc.	2,638	90,932
Winn-Dixie Stores Inc. (a)	7,452	133,838
Zep Inc.	4,386	71,141

		6,066,965

Durable Products (7.66%)
ACCO Brands Corp. (a)	10,975	148,931
Actuant Corp. Class A	11,454	346,025
Advanced Energy Industries Inc. (a)	7,170	95,074
Aerovironment Inc. (a)	1,371	28,037
Albany International Corp. Class A	5,940	214,672
Altra Holdings Inc. (a)	2,617	35,199
American Ecology Corp.	3,386	85,767
American Superconductor Corp. (a)	8,482	196,698
AO Smith Corp.	4,169	137,035
Applied Industrial Technologies Inc.	9,072	271,162
ARGON ST Inc. (a)	2,672	45,451
Arris Group Inc. (a)	28,469	165,690
Astec Industries Inc. (a)	4,045	156,784
Asyst Technologies Inc. (a)	9,804	34,314

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
ATMI Inc. (a)	7,278	$202,547
Audiovox Corp. (a)	3,342	35,693
Axcelis Technologies Inc. (a)	20,329	113,842
AZZ Inc. (a)	2,333	83,008
Badger Meter Inc.	3,077	132,926
Baldor Electric Co.	9,526	266,728
Beazer Homes USA Inc.	7,770	73,426
Belden Inc.	9,325	329,359
Blount International Inc. (a)	8,093	100,110
Brady Corp.	10,459	349,644
Briggs & Stratton Corp.	10,048	179,859
Brooks Automation Inc. (a)	14,541	141,339
Bucyrus International Inc. Class A	7,740	786,771
Cascade Corp.	2,547	125,593
Champion Enterprises Inc. (a)	15,801	158,484
Chart Industries Inc. (a)	2,956	100,031
Cognex Corp.	9,385	204,875
Cohu Inc.	4,561	74,116
Columbus McKinnon Corp. (a)	3,935	121,906
CompX International Inc.	268	2,466
Credence Systems Corp. (a)	21,158	35,969
CTS Corp.	7,224	77,297
Curtiss-Wright Corp.	9,070	376,224
Cymer Inc. (a)	6,638	172,854
Darling International Inc. (a)	16,737	216,744
Dionex Corp. (a)	3,900	300,261
Electro Scientific Industries Inc. (a)	5,857	96,523
EnPro Industries Inc. (a)	4,385	136,768
Entegris Inc. (a)	23,904	171,870
ESCO Technologies Inc. (a)	5,500	218,460
Esterline Technologies Corp. (a)	6,091	306,804
FARO Technologies Inc. (a)	3,358	104,702
Federal Signal Corp.	9,723	135,733
FEI Co. (a)	7,729	168,724
Flow International Corp. (a)	7,504	69,712
Franklin Electric Co. Inc.	3,864	132,033
Fuel Tech Inc. (a)	3,502	71,791
Gehl Co. (a)	2,033	34,439
GenCorp Inc. (a)	12,006	123,542
GenTek Inc. (a)	1,972	59,318
Hardinge Inc.	2,230	30,685
Heico Corp.	5,166	251,842
Herman Miller Inc.	11,999	294,815
hhgregg Inc. (a)	1,942	21,847
Hovnanian Enterprises Inc. (a)	7,499	79,489
Hurco Companies Inc. (a)	1,122	52,487
InterDigital Inc. (a)	9,982	197,743
Interface Inc.	11,625	163,331
Intevac Inc. (a)	4,483	58,055
Itron Inc. (a)	6,226	561,772
Kadant Inc. (a)	2,741	80,531
Kaman Corp.	5,047	142,780
Knoll Inc.	10,185	117,535

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Kulicke & Soffa Industries Inc. (a)	11,745	$56,141
Lindsay Corp.	2,403	246,235
Littelfuse Inc. (a)	4,536	158,624
LTX Corp. (a)	12,083	37,941
M/I Homes Inc.	2,262	38,409
MasTec Inc. (a)	8,730	71,673
Mattson Technology Inc. (a)	10,971	66,813
Measurement Specialties Inc. (a)	3,091	54,000
Meritage Homes Corp. (a)	5,863	113,273
Middleby Corp. (a)	3,009	187,732
Mine Safety Appliances Co.	5,857	241,250
MKS Instruments Inc. (a)	10,768	230,435
Mobile Mini Inc. (a)	7,292	138,548
Moog Inc. Class A (a)	7,761	327,592
MTC Technologies Inc. (a)	1,923	45,729
NACCO Industries Inc.	1,255	101,580
Nordson Corp.	6,974	375,550
OpNext Inc. (a)	3,752	20,448
Orbital Sciences Corp. (a)	12,463	300,358
Orion Energy Systems Inc. (a)	1,833	17,487
OYO Geospace Corp. (a)	826	37,517
Palm Harbor Homes Inc. (a)	1,838	9,668
Park-Ohio Holdings Corp. (a)	1,517	23,832
Photronics Inc. (a)	8,427	80,478
Plantronics Inc.	10,134	195,688
Powell Industries Inc. (a)	1,722	67,795
Power-One Inc. (a)	14,905	47,845
Powerwave Technologies Inc. (a)	26,316	67,106
Preformed Line Products Co.	459	22,344
Raser Technologies Inc. (a)	6,767	58,129
Regal-Beloit Corp.	6,635	243,040
Robbins & Myers Inc.	5,746	187,607
Rofin-Sinar Technologies Inc. (a)	6,484	291,132
Rudolph Technologies Inc. (a)	6,160	60,183
Sauer-Danfoss Inc.	2,249	49,793
Semitool Inc. (a)	4,508	37,507
Skyline Corp.	1,501	41,758
Smith & Wesson Holding Corp. (a)	6,094	30,592
Sonic Solutions (a)	5,168	49,871
Standard-Pacific Corp.	12,930	62,840
Standex International Corp.	2,568	57,369
Sun Hydraulics Corp.	2,241	65,594
Symmetricom Inc. (a)	9,478	33,078
TAL International Group Inc.	3,230	76,131
Taser International Inc. (a)	12,934	121,580
Team Inc. (a)	3,208	87,578
Technitrol Inc.	8,591	198,710
Tecumseh Products Co. Class A (a)	3,420	104,926
Teledyne Technologies Inc. (a)	7,177	337,319
Tennant Co.	3,395	135,155
Textainer Group Holdings Ltd.	1,429	21,549
The Gormann-Rupp Co.	3,103	102,058
Titan International Inc.	4,863	148,856

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Titan Machinery Inc. (a)	1,155	$21,599
TransDigm Group Inc. (a)	2,048	75,878
Triumph Group Inc.	3,470	197,547
TurboChef Technologies Inc. (a)	3,984	25,976
Twin Disc Inc.	1,842	29,140
Ultra Clean Holdings Inc. (a)	3,797	37,211
Ultratech Inc. (a)	4,871	46,810
Veeco Instruments Inc. (a)	6,748	112,219
Vicor Corp.	3,731	44,548
Wabtec Corp.	9,981	375,884
Walter Industries Inc.	10,856	679,911
Watts Water Technologies Inc.	6,366	178,439
WCI Communities Inc. (a)	6,207	20,793
Woodward Governor Co.	12,332	329,511
X-Rite Inc. (a)	5,950	35,521
Zygo Corp. (a)	3,302	41,077

		18,842,752

Financial Services (20.14%)
1st Source Corp.	3,093	65,108
Abington Bancorp Inc.	1,995	20,588
Acadia Realty Trust	6,505	157,096
Advance America Cash Advance Centers Inc.	13,658	103,118
Advanta Corp. Class B	7,507	52,774
Advent Software Inc. (a)	3,537	150,747
Agree Realty Corp.	1,730	47,489
Alesco Financial Inc.	13,579	39,108
Alexander’s Inc. (a)	433	153,498
Alexandria Real Estate Equities Inc.	6,561	608,336
Alfa Corp.	6,716	147,618
Alternative Asset Management Acquisition Corp. (a)	8,573	81,186
Amcore Financial Inc.	4,749	96,642
American Campus Communities Inc.	5,746	157,211
American Equity Investment Life Holding Co.	11,347	105,300
American Financial Realty Trust	27,687	219,835
American Physicians Capital Inc.	1,976	91,607
AmericanWest Bancorp	3,519	30,686
Ameris Bancorp	2,760	44,326
Amerisafe Inc. (a)	3,752	47,425
Ampal-American Israel Corp. (a)	3,471	22,214
AmTrust Financial Services Inc.	5,130	83,157
Anchor Bancorp Wisconsin Inc.	3,898	73,945
Anthracite Capital Inc.	13,541	89,371
Anworth Mortgage Asset Corp.	15,782	96,744
Apollo Investment Corp.	24,487	387,629
Arbor Realty Trust Inc.	3,036	45,783
Ares Capital Corp.	14,018	176,206
Ares Capital Corp. Rights (a)	4,672	2,616

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Argo Group International Holdings Ltd. (a)	5,944	$211,131
Ashford Hospitality Trust Inc.	22,734	129,129
Aspen Insurance Holdings Ltd.	18,188	479,799
Asset Acceptance Capital Corp.	3,791	36,507
Assured Guaranty Ltd.	16,579	393,585
Asta Funding Inc.	2,279	31,746
Avatar Holdings Inc. (a)	1,175	51,218
Baldwin & Lyons Inc.	1,878	48,227
BancFirst Corp.	1,654	75,720
Banco Latinoamericano de Exportaciones SA	5,499	84,685
Bank Mutual Corp.	11,083	119,031
Bank of the Ozarks Inc.	2,305	55,089
BankAtlantic Bancorp Inc.	8,779	34,326
BankFinancial Corp.	4,880	77,641
Bankrate Inc. (a)	2,270	113,250
BankUnited Financial Corp.	7,680	38,477
Banner Corp.	3,073	70,802
Beneficial Mutual Bancorp Inc. (a)	7,546	74,630
Berkshire Hills Bancorp Inc.	2,172	54,713
BioMed Realty Trust Inc.	13,510	322,754
BlackRock Kelso Capital Corp.	2,065	24,656
Boston Private Financial Holdings Inc.	7,840	83,026
Brookline Bancorp Inc.	13,097	150,354
BRT Realty Trust	1,380	19,334
Calamos Asset Management Inc. Class A	4,572	74,432
Capital City Bank Group Inc.	2,640	76,560
Capital Corp. of the West	1,885	15,118
Capital Southwest Corp.	621	76,830
Capital Trust Inc.	2,780	74,921
Capitol Bancorp Ltd.	2,861	60,482
CapLease Inc.	10,014	77,809
Cardtronics Inc. (a)	2,497	17,404
Cascade Bancorp	4,571	43,699
Cash America International Inc.	6,070	220,948
Cass Information Systems Inc.	1,401	44,216
Castlepoint Holdings Ltd.	1,634	15,899
Cathay General Bancorp	10,663	221,044
CBRE Realty Finance Inc.	5,675	22,870
Cedar Shopping Centers Inc.	9,128	106,615
Centennial Bank Holdings Inc. (a)	10,810	67,887
Center Financial Corp.	1,877	17,006
Centerline Holding Co.	10,590	42,995
Central Pacific Financial Corp.	6,221	117,266
Chemical Financial Corp.	5,100	121,584
Chimera Investment Corp.	6,902	84,895
Citizens Inc. (a)	6,909	46,221
Citizens Republic Bancorp Inc.	15,371	191,062
City Bank	3,020	67,255
City Holding Co.	3,538	141,166
Clayton Holdings Inc. (a)	2,307	10,704

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Clifton Savings Bancorp Inc.	2,287	$23,053
CNA Surety Corp. (a)	3,537	54,399
CoBiz Financial Inc.	3,520	45,830
Cohen & Steers Inc.	3,507	92,900
Columbia Banking Systems Inc.	3,742	83,746
Commerce Group Inc.	10,100	364,206
Community Bancorp NV (a)	2,094	28,395
Community Bank System Inc.	6,175	151,658
Community Trust Bancorp Inc.	3,207	93,965
CompuCredit Corp. (a)	4,225	37,476
Consolidated-Tomoka Land Co.	1,176	65,915
Corporate Office Properties Trust	8,160	274,258
Corus Bankshares Inc.	7,973	77,577
Cousins Properties Inc.	8,317	205,513
Cowen Group Inc. (a)	2,987	21,178
Crawford & Co. Class B (a)	4,926	25,862
Credit Acceptance Corp. (a)	1,032	16,027
Crystal River Capital Inc.	5,090	45,454
CVB Financial Corp.	13,525	140,795
CyberSource Corp. (a)	13,434	196,271
Darwin Professional Underwriters Inc. (a)	1,619	36,411
DCT Industrial Trust Inc.	35,266	351,249
Deerfield Capital Corp.	12,700	17,907
Delphi Financial Group Inc.	9,073	265,204
Deluxe Corp.	4,631	88,962
DiamondRock Hospitality Co.	19,596	248,281
Digital Realty Trust Inc.	11,690	414,995
Dime Community Bancshares	5,147	89,970
Dollar Financial Corp. (a)	3,274	75,302
Donegal Group Inc.	2,812	48,929
Downey Financial Corp.	4,466	82,085
Duff & Phelps Corp. Class A (a)	1,976	35,548
DuPont Fabros Technology Inc.	7,290	120,212
EastGroup Properties Inc.	4,836	224,681
Education Realty Trust Inc.	6,830	85,853
eHealth Inc. (a)	2,873	63,407
Electro Rent Corp.	3,309	50,131
EMC Insurance Group Inc.	1,379	37,081
Employers Holdings Inc.	10,264	190,295
Encore Capital Group Inc. (a)	3,198	21,746
Enstar Group Ltd. (a)	1,432	159,339
Enterprise Financial Services Corp.	2,070	51,750
Entertainment Properties Trust	5,800	286,114
Epoch Holding Corp.	1,695	20,306
Equity Lifestyle Properties Inc.	4,240	209,329
Equity One Inc.	7,546	180,878
Euronet Worldwide Inc. (a)	9,563	184,183
Evercore Partners Inc.	2,131	37,825
Exlservice Holdings Inc. (a)	4,540	104,238
Extra Space Storage Inc.	13,046	211,215
FBL Financial Group Inc.	2,889	82,308
FBR Capital Markets Corp. (a)	6,434	43,430

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
FCStone Group Inc. (a)	1,786	$49,472
Federal Agricultural Mortgage Corp. Class C	2,121	55,358
FelCor Lodging Trust Inc.	12,980	156,149
Financial Federal Corp.	5,527	120,544
First Acceptance Corp. (a)	3,296	9,394
First Bancorp (North Carolina)	2,385	47,533
First BanCorp (Puerto Rico)	19,586	198,994
First Busey Corp.	5,401	114,069
First Cash Financial Services Inc. (a)	5,364	55,410
First Charter Corp.	7,255	193,781
First Commonwealth Financial Corp.	15,434	178,880
First Community Bancorp (CA)	5,292	142,090
First Community Bancshares Inc.	2,044	74,442
First Financial Bancorp	6,996	94,096
First Financial Bankshares Inc.	4,383	179,615
First Financial Corp. Indiana	2,591	79,751
First Financial Holdings Inc.	2,377	55,764
First Industrial Realty Trust Inc.	9,290	286,968
First Merchants Corp.	3,557	101,517
First Mercury Financial Corp. (a)	2,482	43,212
First Midwest Bancorp Inc.	10,210	283,532
First Niagara Financial Group Inc.	21,704	294,957
First Place Financial Corp. Ohio	3,353	43,589
First Potomac Realty Trust	5,099	78,372
First Regional Bancorp (a)	1,725	28,290
First South Bancorp Inc.	1,918	43,155
First State Bancorporation	4,108	55,006
FirstFed Financial Corp. (a)	2,963	80,445
FirstMerit Corp.	16,482	340,518
Flagstar Bancorp Inc.	10,193	73,593
Flagstone Reinsurance Holdings Ltd.	2,760	33,396
Flushing Financial Corp.	4,518	79,426
FNB Corp. (PA)	12,481	194,828
FPIC Insurance Group Inc. (a)	2,076	97,863
Franklin Bank Corp. (a)	4,907	14,868
Franklin Street Properties Corp.	12,206	174,790
Fremont General Corp. (a)	13,939	7,247
Friedman Billings Ramsey Group Inc.	31,029	52,749
Frontier Financial Corp.	8,536	150,916
FX Real Estate and Entertainment
Inc. (a)	1,540	9,055
FX Real Estate and Entertainment Inc. Rights (a)	770	62
GAMCO Investors Inc.	1,207	60,785
Getty Realty Corp.	3,991	63,577
GFI Group Inc.	3,318	190,121
Glacier Bancorp Inc.	10,743	205,943
Gladstone Capital Corp.	4,213	78,825
Glimcher Realty Trust	7,838	93,742
Global Cash Access Holdings Inc. (a)	9,023	52,875
GMH Communities Trust	6,551	56,863

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Gramercy Capital Corp.	5,354	$112,059
Great Southern Bancorp Inc.	2,026	31,626
Green Bankshares Inc.	2,379	42,085
Greenhill & Co. Inc.	3,689	256,607
Greenlight Capital Re Ltd. Class A (a)	2,347	43,654
Grubb & Ellis Co.	8,158	56,045
H&E Equipment Services Inc. (a)	3,553	44,661
Hallmark Financial Services Inc. (a)	997	11,127
Hancock Holding Co.	5,409	227,286
Hanmi Financial Corp.	9,069	67,020
Harleysville Group Inc.	3,177	114,658
Harleysville National Corp.	5,870	84,645
Healthcare Realty Trust Inc.	10,303	269,423
Heartland Financial USA Inc.	2,481	52,498
Heartland Payment Systems Inc.	3,406	78,372
Heckmann Corp. (a)	11,126	82,889
Hercules Technology Growth Capital Inc.	6,788	73,718
Heritage Commerce Corp.	2,529	46,357
Hersha Hospitality Trust	8,559	77,288
HFF Inc. Class A (a)	3,325	16,658
Hicks Acquisition Co. I Inc. (a)	11,431	104,937
Highwoods Properties Inc.	11,765	365,539
Hilb Rogal & Hobbs Co.	7,732	243,326
Home Bancshares Inc.	2,643	55,159
Home Properties Inc.	6,941	333,099
Horace Mann Educators Corp.	8,790	153,649
Horizon Financial Corp.	2,389	32,992
Huron Consulting Group Inc. (a)	3,856	160,217
IBERIABANK Corp.	2,372	104,961
IMPAC Mortgage Holdings Inc.	14,438	18,336
Imperial Capital Bancorp Inc.	1,541	33,316
Independence Holding Co.	1,268	15,115
Independent Bank Corp. (MA)	3,068	90,659
Independent Bank Corp. (MI)	4,579	47,530
Infinity Property & Casualty Corp.	3,571	148,554
Information Services Group Inc. (a)	6,500	33,540
Inland Real Estate Corp.	11,914	181,212
Integra Bank Corp.	4,222	68,396
Interactive Brokers Group Inc. Class A (a)	8,306	213,215
Interactive Data Corp.	7,319	208,372
International Bancshares Corp.	10,402	234,877
Investors Bancorp Inc. (a)	10,794	165,688
Investors Real Estate Trust	12,206	119,375
IPC Holdings Ltd.	12,517	350,476
Irwin Financial Corp.	3,598	19,105
Jer Investors Trust Inc.	5,288	44,842
K-Fed Bancorp	918	10,474
Kansas City Life Insurance Co.	1,242	59,691
Kayne Anderson Energy Development Co.	2,444	60,856
KBW Inc. (a)	6,242	137,636

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Kearny Financial Corp.	4,186	$45,837
Kite Realty Group Trust	4,317	60,438
Knight Capital Group Inc. Class A (a)	20,183	327,772
Kohlberg Capital Corp.	2,788	28,939
LaBranche & Co. Inc. (a)	12,333	53,649
Ladenburg Thalmann Financial Services Inc. (a)	19,616	36,682
Lakeland Bancorp Inc.	4,100	53,013
Lakeland Financial Corp.	2,400	54,360
LandAmerica Financial Group Inc.	3,306	130,488
LaSalle Hotel Properties	8,366	240,355
Lexington Realty Trust	13,878	199,982
LTC Properties Inc.	4,734	121,711
Luminent Mortgage Capital Inc.	9,112	5,285
Macatawa Bank Corp.	3,200	33,312
Maguire Properties Inc.	8,003	114,523
MainSource Financial Group Inc.	3,827	59,319
Marathon Acquisition Corp. (a)	8,429	65,072
MarketAxess Holdings Inc. (a)	6,082	60,455
Max Capital Group Ltd.	11,932	312,499
MB Financial Inc.	7,411	228,111
MCG Capital Corp.	12,968	117,879
MCG Capital Corp. Rights (a)	1,852	1,982
McGrath Rentcorp	5,099	122,937
Meadowbrook Insurance Group Inc.	6,048	47,235
Medical Properties Trust Inc.	13,493	152,741
Meruelo Maddux Properties Inc. (a)	9,002	22,865
MFA Mortgage Investments Inc.	31,577	198,935
Mid-America Apartment Communities Inc.	5,361	267,192
Midland Co.	2,042	132,587
Midwest Banc Holdings Inc.	4,781	61,101
Mission West Properties Inc.	3,683	34,804
Montpelier Re Holdings Ltd.	21,145	339,377
Morningstar Inc. (a)	2,776	170,308
Move Inc. (a)	20,826	64,144
MVC Capital Inc.	4,826	73,548
Nara Bancorp Inc.	4,776	62,040
NASB Financial Inc.	797	20,881
National Financial Partners Corp.	7,788	174,996
National Health Investors Inc.	5,133	160,406
National Interstate Corp.	1,098	25,638
National Penn Bancshares Inc.	16,180	294,314
National Retail Properties Inc.	14,741	325,039
National Western Life Insurance Co.	508	110,129
Nationwide Health Properties Inc.	19,854	670,072
Navigators Group Inc. (a)	2,633	143,235
NBT Bancorp Inc.	6,977	154,889
Nelnet Inc.	3,464	40,702
NewAlliance Bancshares Inc.	23,640	289,826
Newcastle Investment Corp.	8,433	69,657
NewStar Financial Inc. (a)	2,816	14,587
NexCen Brands Inc. (a)	10,960	37,593

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
NGP Capital Resources Co.	3,754	$61,641
Northfield Bancorp Inc. (a)	4,198	43,030
NorthStar Realty Finance Corp.	12,578	102,762
Northwest Bancorp Inc.	3,625	99,071
NRDC Acquisition Corp. (a)	8,573	78,786
NTR Acquisition Co. (a)	4,756	45,515
NYMAGIC Inc.	1,234	28,024
Ocwen Financial Corp. (a)	6,936	30,796
Odyssey Re Holdings Corp.	5,995	220,316
Old National Bancorp	13,757	247,626
Old Second Bancorp Inc.	2,745	72,907
Omega Financial Corp.	2,624	81,869
Omega Healthcare Investors Inc.	14,214	246,755
Online Resources Corp. (a)	6,193	59,577
optionsXpress Holdings Inc.	9,024	186,887
Oriental Financial Group Inc.	4,655	91,750
Oritani Financial Corp. (a)	2,395	36,332
Pacific Capital Bancorp	9,855	211,883
Park National Corp.	2,513	178,046
Parkway Properties Inc.	3,289	121,561
Patriot Capital Funding Inc.	4,554	47,680
PennantPark Investment Corp.	4,727	40,227
Pennsylvania Real Estate Investment Trust	6,571	160,267
Penson Worldwide Inc. (a)	2,833	26,149
Peoples Bancorp Inc.	2,164	52,174
PFF Bancorp Inc.	4,872	40,535
Phoenix Companies Inc.	23,930	292,185
PICO Holdings Inc. (a)	3,147	95,134
Pinnacle Financial Partners Inc. (a)	4,571	117,018
Piper Jaffray Co. (a)	3,545	120,388
Platinum Underwriters Holdings Ltd.	11,385	369,557
PMA Capital Corp. (a)	6,557	55,997
Portfolio Recovery Associates Inc.	3,281	140,722
Post Properties Inc.	9,107	351,712
Potlatch Corp.	8,113	334,824
Preferred Bank	1,918	32,011
Presidential Life Corp.	4,502	78,515
Primus Guaranty Ltd. (a)	10,320	36,946
PrivateBancorp Inc.	4,079	128,366
ProAssurance Corp. (a)	6,991	376,326
Prospect Capital Corp.	5,310	80,818
Prosperity Bancshares Inc.	7,289	208,903
Provident Bankshares Corp.	6,593	70,809
Provident Financial Services Inc.	13,261	187,511
Provident New York Bancorp	8,711	117,598
PS Business Parks Inc.	3,170	164,523
Pzena Investment Management Inc.	1,311	14,841
QC Holdings Inc.	1,561	14,127
RAIT Investment Trust	12,857	89,228
RAM Holdings Ltd. (a)	3,629	8,238
Ramco-Gershenson Properties Trust	3,737	78,888
Realty Income Corp.	20,769	532,102

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Redwood Trust Inc.	5,170	$187,929
Renasant Corp.	4,241	95,423
Republic Bancorp Inc. (Kentucky)	2,036	38,440
Resource America Inc.	2,649	25,033
Riskmetrics Group Inc. (a)	4,428	85,682
RLI Corp.	4,109	203,683
Rockville Financial Inc.	1,779	24,372
Roma Financial Corp.	2,179	32,489
Royal Bancshares of Pennsylvania Inc.	1,174	16,988
S&T Bancorp Inc.	5,162	166,062
Safety Insurance Group Inc.	3,254	111,059
Sanders Morris Harris Group Inc.	3,434	28,021
Sandy Spring Bancorp Inc.	3,286	90,431
Santander BanCorp	864	8,735
Saul Centers Inc.	2,145	107,765
SCBT Financial Corp.	1,940	65,572
Seabright Insurance Holdings (a)	4,232	62,337
Seacoast Banking Corp. of Florida	2,970	32,522
Security Bank Corp. (Georgia)	4,568	36,316
Security Capital Assurance Ltd.	4,809	2,645
Selective Insurance Group Inc.	11,534	275,432
Senior Housing Properties Trust	19,799	469,236
Sierra Bancorp	1,626	35,138
Signature Bank (a)	5,989	152,719
Simmons First National Corp.	2,940	87,406
South Financial Group Inc.	15,498	230,300
Southside Bancshares Inc.	2,306	55,505
Southwest Bancorp Inc.	2,869	50,236
Sovran Self Storage Inc.	4,419	188,735
State Auto Financial Corp.	2,930	85,351
Sterling Bancorp NY	3,935	61,111
Sterling Bancshares Inc. TX	15,000	149,100
Sterling Financial Corp. PA (a)	5,546	96,778
Sterling Financial Corp. WA	10,761	167,979
Stewart Information Services Corp.	3,497	97,881
Stifel Financial Corp. (a)	3,187	143,096
Strategic Hotels & Resorts Inc.	15,404	202,255
Suffolk Bancorp	2,063	65,356
Sun Bancorp Inc. (New Jersey) (a)	2,950	38,852
Sun Communities Inc.	3,931	80,585
Sunstone Hotel Investors Inc.	12,575	201,326
Superior Bancorp (a)	8,795	43,711
Susquehanna Bancshares Inc.	17,673	359,999
SVB Financial Group (a)	7,157	312,331
SWS Group Inc.	4,446	54,375
SY Bancorp Inc.	2,554	59,355
Tanger Factory Outlet Centers Inc.	6,434	247,516
Tarragon Corp. (a)	3,146	6,764
Taylor Capital Group Inc.	1,095	17,980
Texas Capital Bancshares Inc. (a)	5,008	84,535
The Bancorp Inc. (a)	2,212	26,721
TheStreet.com Inc.	4,712	38,073
Thomas Weisel Partners Group Inc. (a)	4,908	32,491

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
TICC Capital Corp.	4,978	$37,435
TierOne Corp.	3,961	44,680
TNS Inc. (a)	5,069	104,624
Tompkins Financial Corp.	1,328	65,338
Tower Group Inc.	4,096	103,096
TradeStation Group Inc. (a)	6,016	51,256
Triad Guaranty Inc. (a)	2,232	11,160
Trico Bancshares	2,841	49,178
Triplecrown Acquisition Corp. (a)	9,945	90,698
Trustco Bank Corp. NY	15,492	137,724
Trustmark Corp.	9,905	220,683
U-Store-It Trust	9,610	108,881
U.S. Global Investors Inc. Class A	2,362	31,981
UCBH Holdings Inc.	20,850	161,796
UMB Financial Corp.	6,281	258,777
Umpqua Holdings Corp.	12,437	192,898
Union Bankshares Corp.	2,550	49,394
United America Indemnity Ltd. Class A (a)	4,896	94,297
United Bankshares Inc.	7,756	206,697
United Community Banks Inc.	8,716	147,998
United Community Financial Corp.	5,421	33,610
United Fire & Casualty Co.	4,430	165,682
United Security Bancshares	1,631	27,401
Universal American Financial Corp. (a)	10,263	108,788
Universal Health Realty Income Trust	2,529	84,216
Univest Corp. of Pennsylvania	2,807	73,515
Urstadt Biddle Properties Inc.	4,525	71,178
Validus Holdings Ltd.	3,265	76,499
ViewPoint Financial Group	2,260	37,313
Virginia Commerce Bancorp (a)	3,572	41,007
W Holding Co. Inc.	22,882	27,230
W.P. Stewart & Co. Ltd.	4,208	8,164
Waddell & Reed Financial Inc.	17,378	558,355
Washington Real Estate Investment Trust	9,135	305,292
Washington Trust Bancorp Inc.	2,356	58,476
Wauwatosa Holdings Inc. (a)	2,246	26,727
WesBanco Inc.	5,219	128,961
West Coast Bancorp (Oregon)	3,082	44,966
Westamerica Bancorporation	6,197	325,962
Western Alliance Bancorp (a)	3,350	43,081
Westfield Financial Inc.	2,255	22,031
Wilshire Bancorp Inc.	3,218	24,586
Winthrop Realty Trust	11,502	47,388
Wintrust Financial Corp.	4,895	171,080
World Acceptance Corp. (a)	3,507	111,698
Wright Express Corp. (a)	8,206	252,170
WSFS Financial Corp.	1,250	61,600
Zenith National Insurance Corp.	7,681	275,441

		49,541,604

	Shares	Value
Common Stocks (Cont.)
Health Care (11.97%)
Abaxis Inc. (a)	4,211	$97,569
Abiomed Inc. (a)	5,802	76,238
Acadia Pharmaceuticals Inc. (a)	6,248	56,607
Accuray Inc. (a)	3,314	25,882
Acorda Therapeutics Inc. (a)	6,041	108,436
Affymax Inc. (a)	919	12,958
Affymetrix Inc. (a)	14,290	248,789
Air Methods Corp. (a)	2,147	103,850
Akorn Inc. (a)	11,202	52,985
Albany Molecular Research Inc. (a)	5,087	61,756
Alexion Pharmaceuticals Inc. (a)	7,540	447,122
Alexza Pharmaceuticals Inc. (a)	4,112	28,291
Align Technology Inc. (a)	12,387	137,620
Alkermes Inc. (a)	20,840	247,579
Alliance Imaging Inc. (a)	5,240	45,064
Allos Therapeutics Inc. (a)	8,302	50,476
Allscripts Healthcare Solutions Inc. (a)	11,700	120,744
Alnylam Pharmaceuticals Inc. (a)	7,339	179,072
Alpharma Inc. (a)	8,830	231,434
Altus Pharmaceuticals Inc. (a)	4,257	19,369
AMAG Pharmaceuticals Inc. (a)	3,416	138,109
Amedisys Inc. (a)	5,453	214,521
American Dental Partners Inc. (a)	2,527	24,436
American Medical Systems Holdings Inc. (a)	15,069	213,829
American Oriental Bioengineering Inc. (a)	11,474	92,939
AMERIGROUP Corp. (a)	10,932	298,772
Amicus Therapeutics Inc. (a)	1,078	11,535
Amsurg Corp. (a)	6,140	145,395
Analogic Corp.	2,840	188,974
Angiodynamics Inc. (a)	4,177	48,286
Animal Health International Inc. (a)	2,401	26,267
Applera Corp. - Celera Group (a)	16,463	242,006
Apria Healthcare Group Inc. (a)	9,235	182,391
Arena Pharmaceuticals Inc. (a)	15,512	106,102
Ariad Pharmaceuticals Inc. (a)	13,811	46,543
ArQule Inc. (a)	7,924	33,915
Array Biopharma Inc. (a)	9,688	67,913
Arthrocare Corp. (a)	5,763	192,196
Aspect Medical Systems Inc. (a)	3,206	19,557
Assisted Living Concepts Inc. Class A (a)	12,036	70,892
athenahealth Inc. (a)	1,460	34,558
Auxilium Pharmaceuticals Inc. (a)	6,738	180,174
Bentley Pharmaceuticals Inc. (a)	3,806	61,847
Bio-Rad Laboratories Inc. (a)	3,845	342,013
Bio-Reference Labs Inc. (a)	2,379	62,877
Biodel Inc. (a)	979	10,622
BioForm Medical Inc. (a)	2,303	10,594
BioMarin Pharmaceutical Inc. (a)	20,115	711,468
BioMimetic Therapeutics Inc. (a)	2,159	17,272
Bionovo Inc. (a)	9,600	12,192

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
BMP Sunstone Corp. (a)	6,311	$48,342
Bruker Corp. (a)	13,809	212,520
Cadence Pharmaceuticals Inc. (a)	4,871	28,982
Cambrex Corp.	6,570	45,530
Cantel Medical Corp. (a)	2,274	24,150
Capital Senior Living Corp. (a)	4,614	37,143
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	39,634
Cell Genesys Inc. (a)	18,697	43,938
Centene Corp. (a)	8,926	124,428
Cepheid Inc. (a)	11,553	281,778
Computer Programs & Systems Inc.	2,152	44,977
Conceptus Inc. (a)	5,930	110,061
Conmed Corp. (a)	5,715	146,533
Corvel Corp. (a)	1,585	48,485
CryoLife Inc. (a)	5,579	52,443
Cubist Pharmaceuticals Inc. (a)	11,282	207,814
Cutera Inc. (a)	2,730	36,773
CV Therapeutics Inc. (a)	11,934	85,089
Cyberonics Inc. (a)	5,286	76,647
Cynosure Inc. Class A (a)	1,537	32,738
Cypress Bioscience Inc. (a)	7,405	53,020
Cytokinetics Inc. (a)	6,695	22,227
CytRx Corp. (a)	17,577	20,214
Datascope Corp.	2,695	111,654
Dendreon Corp. (a)	18,138	87,425
Discovery Laboratories Inc. (a)	21,188	49,792
Durect Corp. (a)	16,204	85,071
Eclipsys Corp. (a)	9,649	189,217
Emergency Medical Services Corp. Class A (a)	1,845	45,553
Emergent Biosolutions Inc. (a)	1,087	9,696
Emeritus Corp. (a)	2,446	51,024
Encysive Pharmaceuticals Inc. (a)	12,926	30,376
Ensign Group Inc.	954	8,844
Enzo Biochem Inc. (a)	6,823	62,021
Enzon Pharmaceuticals Inc. (a)	8,885	81,831
eResearch Technology Inc. (a)	7,905	98,180
ev3 Inc. (a)	9,786	79,658
Exelixis Inc. (a)	21,805	151,545
Genomic Health Inc. (a)	2,995	56,576
Genoptix Inc. (a)	1,188	29,712
Gentiva Health Services Inc. (a)	5,589	121,617
GenVec Inc. (a)	13,010	22,898
Geron Corp. (a)	14,658	71,531
Greatbatch Inc. (a)	4,532	83,434
GTx Inc. (a)	3,527	56,714
Haemonetics Corp. (a)	5,561	331,324
Halozyme Therapeutics Inc. (a)	13,012	82,756
Hansen Medical Inc. (a)	1,937	27,234
Healthcare Services Group Inc.	8,589	177,277
HealthExtras Inc. (a)	6,582	163,497
Healthsouth Corp. (a)	16,410	291,934

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Healthspring Inc. (a)	10,210	$143,757
Healthways Inc. (a)	7,252	256,286
HMS Holdings Corp. (a)	4,590	131,044
Hologic Inc. (a)	25,505	1,418,078
Human Genome Sciences Inc. (a)	28,041	165,161
Hythiam Inc. (a)	9,376	11,345
I-Flow Corp. (a)	4,135	58,014
ICU Medical Inc. (a)	2,610	75,090
Idenix Pharmaceuticals Inc. (a)	4,495	22,565
Illumina Inc. (a)	11,240	853,116
Immucor Inc. (a)	14,247	304,031
Immunomedics Inc. (a)	11,464	32,214
Incyte Corp. (a)	17,709	186,122
Indevus Pharmaceuticals Inc. (a)	12,234	58,356
Insulet Corp. (a)	1,546	22,262
Integra LifeSciences Holdings Corp. (a)	3,644	158,405
InterMune Inc. (a)	6,079	88,632
Invacare Corp.	6,061	135,039
Inverness Medical Innovations Inc. (a)	15,695	472,419
IPC The Hospitalist Co. (a)	1,231	24,349
Isis Pharmaceuticals Inc. (a)	19,553	275,893
Javelin Pharmaceuticals Inc. (a)	8,455	23,759
Jazz Pharmaceuticals Inc. (a)	1,269	11,446
Kendle International Inc. (a)	2,562	115,085
Kensey Nash Corp. (a)	2,559	74,083
Keryx Biopharmaceuticals Inc. (a)	9,431	5,659
Kindred Healthcare Inc. (a)	6,098	133,363
Kosan Biosciences Inc. (a)	8,410	13,204
KV Pharmaceutical Co. Class A (a)	7,460	186,202
Landauer Inc.	2,155	108,483
LCA-Vision Inc.	4,045	50,562
LHC Group Inc. (a)	2,953	49,610
Lifecell Corp. (a)	7,129	299,632
Ligand Pharmaceuticals Inc. Class B	18,029	72,116
Luminex Corp. (a)	7,507	147,513
Magellan Health Services Inc. (a)	8,069	320,259
MannKind Corp. (a)	11,448	68,345
MAP Pharmaceuticals Inc. (a)	1,231	17,197
Martek Biosciences Corp. (a)	6,568	200,784
Masimo Corp. (a)	2,838	73,788
Matria Healthcare Inc. (a)	4,293	95,734
Maxygen Inc. (a)	4,923	31,803
Medarex Inc. (a)	26,138	231,321
MedAssets Inc. (a)	3,034	44,964
Medcath Corp. (a)	2,012	36,618
Medical Action Industries Inc. (a)	2,777	45,626
Medicines Co. (a)	10,716	216,463
Medicis Pharmaceutical Corp.	11,406	224,584
Medivation Inc. (a)	4,307	61,289
Mentor Corp.	7,250	186,470
Meridian Bioscience Inc.	8,353	279,241
Merit Medical Systems Inc. (a)	5,846	92,542
Metabolix Inc. (a)	2,938	32,171

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Micrus Endovascular Corp. (a)	3,018	$37,302
Minrad International Inc. (a)	9,569	22,487
Molecular Insight Pharmaceuticals Inc. (a)	1,397	9,444
Molina Healthcare Inc. (a)	2,921	71,331
Momenta Pharmaceuticals Inc. (a)	5,713	62,443
Myriad Genetics Inc. (a)	8,902	358,662
Nabi Biopharmaceuticals (a)	13,137	52,811
Nanosphere Inc. (a)	1,510	13,077
Nastech Pharmaceutical Co. Inc. (a)	5,119	12,030
National Healthcare Corp.	1,394	67,888
Natus Medical Inc. (a)	4,687	85,069
Nektar Therapeutics (a)	18,487	128,300
Neurocrine Biosciences Inc. (a)	7,498	40,489
Neurogen Corp. (a)	6,370	11,848
Nighthawk Radiology Holdings Inc. (a)	4,226	39,555
Northstar Neuroscience Inc. (a)	4,048	6,396
Novacea Inc. (a)	1,322	3,569
Noven Pharmaceuticals Inc. (a)	4,937	44,334
NuVasive Inc. (a)	7,263	250,646
NxStage Medical Inc. (a)	4,142	17,893
Obagi Medical Products Inc. (a)	1,240	10,763
Odyssey HealthCare Inc. (a)	6,700	60,300
Omnicell Inc. (a)	6,867	138,027
Omrix Biopharmaceuticals Inc. (a)	2,773	38,822
Onyx Pharmaceuticals Inc. (a)	11,345	329,345
OraSure Technologies Inc. (a)	9,139	66,806
Orexigen Therapeutics Inc. (a)	2,407	24,792
Orthofix International NV (a)	3,565	141,780
OSI Pharmaceuticals Inc. (a)	11,942	446,511
Osiris Therapeutics Inc. (a)	3,287	41,350
Owens & Minor Inc.	8,324	327,466
Pain Therapeutics Inc. (a)	7,727	65,293
Palomar Medical Technologies Inc. (a)	3,734	56,383
Par Pharmaceutical Companies Inc. (a)	7,136	124,095
Parexel International Corp. (a)	11,290	294,669
Penwest Pharmaceutical Co. (a)	4,460	11,596
Perrigo Co.	15,867	598,662
Pharmanet Development Group Inc. (a)	3,765	94,991
PharMerica Corp. (a)	5,927	98,210
Phase Forward Inc. (a)	8,779	149,945
Poniard Pharmaceuticals Inc. (a)	4,571	15,313
Pozen Inc. (a)	5,665	58,689
Progenics Pharmaceuticals Inc. (a)	5,271	34,420
Protalix BioTherapeutics Inc. (a)	394	1,036
PSS World Medical Inc. (a)	13,996	233,173
Psychiatric Solutions Inc. (a)	11,225	380,752
Quality Systems Inc.	3,607	107,741
Quidel Corp. (a)	6,028	96,810
Regeneron Pharmaceutical Inc. (a)	13,250	254,267
RehabCare Group Inc. (a)	3,708	55,620
Res-Care Inc. (a)	5,060	86,779
Rigel Pharmaceuticals Inc. (a)	7,599	141,797

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
RTI Biologics Inc. (a)	9,478	$89,567
Salix Pharmaceuticals Ltd. (a)	9,443	59,302
Santarus Inc. (a)	9,688	24,898
Savient Pharmaceuticals Inc. (a)	11,157	223,140
Sciele Pharma Inc. (a)	7,504	146,328
Seattle Genetics Inc. (a)	12,517	113,905
Sirona Dental Systems Inc. (a)	3,362	90,673
Sirtris Pharmaceuticals Inc. (a)	1,137	14,770
Skilled Healthcare Group Inc. Class A (a)	4,458	48,949
Somaxon Pharmaceuticals Inc. (a)	2,015	9,571
Sonic Innovations Inc. (a)	5,350	25,840
SonoSite Inc. (a)	3,456	98,254
Spectranetics Corp. (a)	6,628	55,410
Stereotaxis Inc. (a)	5,264	31,163
STERIS Corp.	13,487	361,856
Sucampo Pharmaceuticals Inc. (a)	893	7,144
Sun Healthcare Group Inc. (a)	9,150	120,231
Sunrise Senior Living Inc. (a)	9,381	209,009
SuperGen Inc. (a)	10,664	26,767
SurModics Inc. (a)	3,076	128,823
Symmetry Medical Inc. (a)	7,158	118,823
Synta Pharmaceuticals Corp. (a)	1,074	8,689
Telik Inc. (a)	11,478	28,006
Tercica Inc. (a)	6,614	37,898
Thoratec Corp. (a)	11,078	158,305
TomoTherapy Inc. (a)	2,345	33,651
Trans1 Inc. (a)	1,366	15,914
Triple-S Management Corp. Class B (a)	2,647	46,720
Trubion Pharmaceuticals Inc. (a)	1,704	16,086
United Therapeutics Corp. (a)	4,667	404,629
Valeant Pharmaceuticals International (a)	19,966	256,164
Vanda Pharmaceuticals Inc. (a)	5,380	20,821
ViroPharma Inc. (a)	15,148	135,423
Virtual Radiologic Corp. (a)	877	13,401
Vital Images Inc. (a)	3,458	51,248
Vital Signs Inc.	2,370	120,040
VIVUS Inc. (a)	13,253	79,916
Volcano Corp. (a)	6,523	81,537
West Pharmaceutical Services Inc.	6,828	302,002
Wright Medical Group Inc. (a)	7,211	174,074
Xenoport Inc. (a)	4,537	183,612
XOMA Ltd. (a)	26,359	68,270
Zoll Medical Corp. (a)	4,104	109,125
ZymoGenetics Inc. (a)	8,495	83,251

		29,438,969

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (9.44%)
A. Schulman Inc.	5,505	$113,018
Aaon Inc.	2,659	53,260
AbitibiBowater Inc.	11,248	145,212
Acuity Brands Inc.	8,684	372,978
Aecom Technology Corp. (a)	8,934	232,373
AEP Industries Inc. (a)	1,269	38,438
Alico Inc.	700	30,905
AM Castle & Co.	3,003	81,081
AMCOL International Corp.	5,265	164,426
American Vanguard Corp.	3,937	65,512
Ameron International Corp.	1,938	181,261
Ampco-Pittsburgh Corp.	1,373	59,025
AMREP Corp.	461	24,110
Apex Silver Mines Ltd. (a)	11,858	143,719
Apogee Enterprises Inc.	5,880	90,552
AptarGroup Inc.	14,232	554,052
Arch Chemicals Inc.	4,915	183,133
Balchem Corp.	3,618	82,925
Barnes Group Inc.	9,636	221,146
Beacon Roofing Supply Inc. (a)	8,887	88,870
Bluegreen Corp. (a)	3,876	25,969
BlueLinx Holdings Inc.	2,332	11,870
Boise Inc. (a)	8,573	54,867
Brookfield Homes Corp.	2,200	36,960
Brush Engineered Materials Inc. (a)	4,124	105,863
Buckeye Technologies Inc. (a)	7,652	85,396
Builders Firstsource Inc. (a)	3,994	28,996
Building Materials Holding Corp.	5,984	26,210
Cabot Microelectronics Corp. (a)	4,811	154,674
Cadiz Inc. (a)	2,435	37,450
Cal Dive International Inc. (a)	9,374	97,302
Calgon Carbon Corp. (a)	8,066	121,393
Century Aluminum Co. (a)	6,073	402,276
Ceradyne Inc. (a)	5,705	182,332
CF Industries Holdings Inc.	11,478	1,189,350
Chesapeake Corp.	4,435	21,332
China Architectural Engineering Inc. (a)	1,127	6,142
CIRCOR International Inc.	3,332	154,105
Clarcor Inc.	10,565	375,586
Clean Harbors Inc. (a)	3,456	224,640
Coeur d’Alene Mines Corp. (a)	102,558	414,334
Comfort Systems USA Inc.	8,227	107,033
Compass Minerals International Inc.	6,645	391,922
Deltic Timber Corp.	2,151	119,811
Drew Industries Inc. (a)	3,855	94,293
Dycom Industries Inc. (a)	8,585	103,106
Dynamic Materials Corp.	2,599	112,277
EMCOR Group Inc. (a)	13,285	295,060
Encore Wire Corp.	4,577	83,347
Energy Conversion Devices Inc. (a)	8,352	249,725
EnerSys (a)	4,296	102,760
ENGlobal Corp. (a)	3,470	29,669
Esmark Inc. (a)	2,535	28,646

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Exide Technologies (a)	15,818	$207,216
Ferro Corp.	9,097	135,181
General Moly Inc. (a)	9,905	79,141
Georgia Gulf Corp.	6,751	46,784
Gibraltar Industries Inc.	5,149	60,398
Glatfelter	9,431	142,502
GrafTech International Ltd. (a)	21,676	351,368
Granite Construction Inc.	7,182	234,923
Graphic Packaging Holding Co. (a)	15,579	45,491
Great Lakes Dredge & Dock Co.	2,581	13,344
Greif Inc.	6,890	468,038
Griffon Corp. (a)	6,174	53,096
Haynes International Inc. (a)	2,347	128,803
HB Fuller Co.	12,542	255,982
Hecla Mining Co. (a)	25,492	284,491
Hercules Inc.	24,123	441,210
Hexcel Corp. (a)	19,520	373,027
Hilltop Holdings Inc. (a)	9,918	103,147
Horsehead Holding Corp. (a)	1,159	13,421
Innerworkings Inc. (a)	4,965	69,659
Innophos Holdings Inc.	4,230	68,061
Innospec Inc.	4,884	103,541
Insituform Technologies Inc. (a)	5,410	74,820
Insteel Industries Inc.	3,675	42,740
Integrated Electrical Services Inc. (a)	2,657	41,741
Interline Brands Inc. (a)	5,549	102,934
Kaiser Aluminum Corp.	3,120	216,216
Kaydon Corp.	5,942	260,913
Koppers Holdings Inc.	3,592	159,162
Kronos Worldwide Inc.	505	12,196
L.B. Foster Co. (a)	2,336	100,588
Ladish Co. Inc. (a)	2,978	107,208
Landec Corp. (a)	4,389	36,999
Layne Christensen Co. (a)	3,395	118,893
LSB Industries Inc. (a)	3,439	50,691
LSI Industries Inc.	3,668	48,454
Medis Technologies Ltd. (a)	4,644	42,121
Mercer International Inc.-SBI (a)	6,736	46,950
MGP Ingredients Inc.	1,677	11,722
Michael Baker Corp. (a)	1,426	32,028
Minerals Technologies Inc.	3,971	249,379
Mueller Industries Inc.	7,797	224,943
Mueller Water Products Inc.	24,279	198,602
Multi-Color Corp.	1,903	42,551
Myers Industries Inc.	5,713	75,012
NCI Building Systems Inc. (a)	4,056	98,155
Neenah Paper Inc.	2,989	77,056
NewMarket Corp.	3,106	234,348
NL Industries Inc.	1,462	15,965
Northwest Pipe Co. (a)	1,765	74,995
Nuco2 Inc. (a)	3,307	91,835
Olin Corp.	15,186	300,075
Olympic Steel Inc.	1,978	89,208

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
OM Group Inc. (a)	6,230	$339,784
Perini Corp. (a)	5,587	202,417
PGT Inc. (a)	2,169	5,943
PolyOne Corp. (a)	20,044	127,680
Polypore International Inc. (a)	3,105	64,242
Quanex Corp.	7,697	398,243
Raven Industries Inc.	3,363	101,899
RBC Bearings Inc. (a)	4,281	158,954
Resource Capital Corp.	4,351	32,937
Rock-Tenn Co. Class A	7,050	211,289
Rockwood Holdings Inc. (a)	7,423	243,252
Royal Gold Inc.	5,260	158,694
RTI International Metals Inc. (a)	4,822	218,003
SAIC Inc. (a)	34,465	640,704
Schnitzer Steel Industries Inc.	4,547	322,928
Schweitzer-Mauduit International Inc.	3,207	74,210
Senomyx Inc. (a)	6,106	36,025
ShengdaTech Inc. (a)	6,284	53,414
Silgan Holdings Inc.	5,185	257,332
Simpson Manufacturing Co. Inc.	7,527	204,584
Spartech Corp.	6,477	54,731
Stepan Co.	1,373	52,490
Stillwater Mining Co. (a)	8,958	138,580
Stratus Properties Inc. (a)	945	27,849
Superior Essex Inc. (a)	4,175	117,401
Symyx Technologies Inc. (a)	6,713	50,348
Tejon Ranch Co. (a)	2,224	83,000
Terra Industries Inc. (a)	19,262	684,379
Texas Industries Inc.	5,666	340,583
The Andersons Inc.	3,171	141,458
Thomas Properties Group Inc.	4,704	41,301
Tredegar Corp.	6,334	115,342
Trex Co. Inc. (a)	2,368	18,660
TriMas Corp. (a)	2,706	14,261
Tronox Inc. Class B	8,545	33,326
U.S. Gold Corp. (a)	12,068	30,653
UAP Holding Corp.	10,525	403,529
Universal Forest Products Inc.	3,363	108,289
Universal Stainless & Alloy Products Inc. (a)	1,319	39,188
Uranium Resources Inc. (a)	10,501	62,901
US Concrete Inc. (a)	6,775	25,745
USEC Inc. (a)	22,416	82,939
Valhi Inc.	1,277	29,869
Valmont Industries Inc.	3,805	334,421
Watsco Inc.	4,660	193,017
Wausau Paper Corp.	9,041	74,679
Worthington Industries Inc.	14,478	244,244
WR Grace & Co. (a)	14,559	332,236
Xerium Technologies Inc.	4,525	5,837
Zoltek Companies Inc. (a)	5,264	139,601

		23,231,407

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (6.57%)
Allis-Chalmers Energy Inc. (a)	5,069	$69,902
Alon USA Energy Inc.	2,813	42,786
Alpha Natural Resources Inc. (a)	13,600	590,784
APCO Argentina Inc.	2,040	52,979
Approach Resources Inc. (a)	1,803	28,271
Arena Resources Inc. (a)	6,265	242,518
ATP Oil & Gas Corp. (a)	5,343	174,823
Atwood Oceanics Inc. (a)	5,745	526,931
Aventine Renewable Energy Holdings Inc. (a)	6,323	32,880
Basic Energy Services Inc. (a)	8,652	191,036
Berry Petroleum Co.	8,295	385,635
Bill Barrett Corp. (a)	6,528	308,448
Bois d’Arc Energy Inc. (a)	3,890	83,596
BPZ Resources Inc. (a)	12,945	281,295
Brigham Exploration Co. (a)	10,107	61,349
Bronco Drilling Co. Inc. (a)	5,159	83,111
Callon Petroleum Co. (a)	4,552	82,346
CARBO Ceramics Inc.	4,134	165,773
Carrizo Oil & Gas Inc. (a)	5,608	332,386
Clayton Williams Energy Inc. (a)	1,261	66,190
Clean Energy Fuels Corp. (a)	2,330	31,129
Complete Production Services Inc. (a)	9,120	209,213
Comstock Resources Inc. (a)	9,147	368,624
Concho Resources Inc. (a)	4,774	122,405
Contango Oil & Gas Co. (a)	2,824	182,459
CVR Energy Inc. (a)	4,149	95,551
Dawson Geophysical Co. (a)	1,562	105,435
Delek US Holdings Inc.	2,407	30,497
Delta Petroleum Corp. (a)	14,001	315,583
Dril-Quip Inc. (a)	5,600	260,232
Edge Petroleum Corp. (a)	5,851	23,580
Encore Acquisition Co. (a)	11,137	448,598
Energy Infrastructure Acquisition Corp. (a)	4,249	42,278
Energy Partners Ltd. (a)	5,826	55,172
Evergreen Solar Inc. (a)	20,640	191,333
EXCO Resources Inc. (a)	13,189	243,996
Exterran Holdings Inc. (a)	12,548	809,848
Flotek Industries Inc. (a)	4,793	69,930
FuelCell Energy Inc. (a)	13,467	89,556
FX Energy Inc. (a)	9,399	40,040
GeoGlobal Resources Inc. (a)	6,013	16,776
Geokinetics Inc. (a)	1,367	24,770
Geomet Inc. (a)	3,972	26,454
GMX Resources Inc. (a)	2,831	98,887
Goodrich Petroleum Corp. (a)	3,993	120,109
Grey Wolf Inc. (a)	39,303	266,474
Gulf Island Fabrication Inc.	2,496	71,685
Gulfport Energy Corp. (a)	5,009	53,095
Harvest Natural Resources Inc. (a)	7,698	92,838
Hercules Offshore Inc. (a)	17,122	430,105
Hornbeck Offshore Services Inc. (a)	4,667	213,142

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
ION Geophysical Corp. (a)	17,113	$236,159
Lufkin Industries Inc.	3,132	199,884
Mariner Energy Inc. (a)	18,113	489,232
Matrix Service Co. (a)	5,330	91,569
McMoRan Exploration Co. (a)	9,461	163,581
Meridian R esource Corp. (a)	17,737	26,251
NATCO Group Inc. (a)	3,781	176,762
Newpark Resources Inc. (a)	18,582	94,768
Nova Biosource Fuels Inc. (a)	7,484	11,301
Oil States International Inc. (a)	10,161	455,314
Oilsands Quest Inc. (a)	29,429	115,950
Pacific Ethanol Inc. (a)	7,206	31,706
Parallel Petroleum Corp. (a)	8,662	169,515
Parker Drilling Co. (a)	23,518	151,926
Penn Virginia Corp.	8,542	376,617
Petrohawk Energy Corp. (a)	40,104	808,898
Petroleum Development Corp. (a)	3,155	218,547
Petroquest Energy Inc. (a)	8,556	148,361
Pioneer Drilling Co. (a)	9,992	159,173
Rex Energy Corp. (a)	1,989	33,097
Rosetta Resources Inc. (a)	10,721	210,882
RPC Inc.	6,496	98,674
Stone Energy Corp. (a)	4,962	259,562
SulphCo Inc. (a)	9,586	39,974
Superior Offshore International Inc. (a)	2,031	6,723
Superior Well Services Inc. (a)	3,153	68,956
Swift Energy Co. (a)	6,110	274,889
T-3 Energy Services Inc. (a)	1,298	55,243
Teekay Tankers Ltd. Class A	2,811	48,124
Tetra Tech Inc. (a)	12,258	239,154
Toreador Resources Corp. (a)	2,859	22,243
Trico Marine Services Inc. (a)	2,427	94,580
TXCO Resources Inc. (a)	6,873	85,088
Union Drilling Inc. (a)	2,799	48,955
VAALCO Energy Inc. (a)	13,284	66,021
Venoco Inc. (a)	3,133	36,405
Verenium Corp. (a)	8,058	28,364
W-H Energy Services Inc. (a)	6,378	439,125
Warren Resources Inc. (a)	11,796	140,019
Whiting Petroleum Corp. (a)	8,705	562,778
Willbros Group Inc. (a)	7,716	236,110

		16,173,313

Technology (12.66%)
3Com Corp (a)	80,935	185,341
3D Systems Corp. (a)	3,684	54,118
3PAR Inc. (a)	1,646	11,127
Acacia Research - Acacia Technologies (a)	5,802	33,362
ACI Worldwide Inc. (a)	7,497	149,340
Acme Packet Inc. (a)	4,449	35,548
Actel Corp. (a)	5,194	79,520

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Actuate Corp. (a)	12,076	$49,512
Adaptec Inc. (a)	24,212	71,183
Adtran Inc.	12,407	229,529
Advanced Analogic Technologies Inc. (a)	7,946	44,657
Agilysys Inc.	5,650	65,540
American Reprographics Co. (a)	6,204	92,067
American Science & Engineering Inc.	1,828	99,754
Amkor Technology Inc. (a)	22,207	237,615
ANADIGICS Inc. (a)	13,487	88,475
Anaren Inc. (a)	3,472	43,956
Anixter International Inc. (a)	6,437	412,225
Ansoft Corp. (a)	3,359	102,517
Ansys Inc. (a)	16,097	555,668
Applied Energetics Inc. (a)	7,517	12,478
Applied Micro Circuits Corp. (a)	14,723	105,711
ArcSight Inc. (a)	1,430	9,881
Ariba Inc. (a)	17,641	170,412
Arrowhead Research Corp. (a)	6,754	19,114
Art Technology Group Inc. (a)	26,855	104,197
Aruba Networks Inc. (a)	1,621	8,445
AsiaInfo Holdings Inc. (a)	6,288	68,288
Atheros Communications (a)	12,098	252,122
AuthenTec Inc. (a)	1,517	15,079
Avanex Corp. (a)	29,405	20,878
Avid Technology Inc. (a)	8,385	204,091
Avocent Corp. (a)	9,956	168,256
BearingPoint Inc. (a)	40,843	68,616
Bel Fuse Inc.	2,350	65,471
Benchmark Electronics Inc. (a)	15,261	273,935
BigBand Networks Inc. (a)	2,509	14,377
Black Box Corp.	3,632	112,047
Blackbaud Inc.	9,250	224,590
Blackboard Inc. (a)	6,000	199,980
BladeLogic Inc. (a)	1,094	30,687
Blue Coat Systems Inc. (a)	6,765	149,101
Borland Software Corp. (a)	14,889	30,076
Bottomline Technologies Inc. (a)	4,405	55,503
CACI International Inc. (a)	6,486	295,437
Cavium Networks Inc. (a)	1,322	21,681
Cbeyond Inc. (a)	4,176	78,467
Checkpoint Systems Inc. (a)	8,436	226,507
Chordiant Software Inc. (a)	6,542	39,448
Ciber Inc. (a)	10,682	52,342
Cirrus Logic Inc. (a)	18,121	121,773
CMGI Inc. (a)	10,483	139,005
Cogent Communications Group Inc. (a)	10,511	192,456
Cogent Inc. (a)	8,911	84,031
Coleman Cable Inc. (a)	1,615	17,765
Commvault Systems Inc. (a)	7,223	89,565
Compellent Technologies Inc. (a)	1,480	18,500
comScore Inc. (a)	1,239	24,854
COMSYS IT Partners Inc. (a)	3,725	31,514

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Comtech Group Inc. (a)	4,040	$43,592
Comtech Telecommunications Corp. (a)	4,847	189,033
Comverge Inc. (a)	1,093	11,291
Concur Technologies Inc. (a)	8,915	276,811
Conexant Systems Inc. (a)	100,366	58,202
Constant Contact Inc. (a)	1,498	21,691
CPI International Inc. (a)	1,529	15,168
Cray Inc. (a)	6,550	39,038
CSG Systems International Inc. (a)	7,866	89,436
Cubic Corp.	3,103	88,218
Daktronics Inc.	6,427	115,108
Data Domain Inc. (a)	1,865	44,387
DealerTrack Holdings Inc. (a)	7,554	152,742
Deltek Inc. (a)	2,025	26,285
Digi International Inc. (a)	5,106	58,923
Digital River Inc. (a)	8,651	267,921
Diodes Inc. (a)	6,258	137,426
Ditech Networks Inc. (a)	6,645	19,536
DivX Inc. (a)	4,671	32,697
Double-Take Software Inc. (a)	1,687	19,704
DSP Group Inc. (a)	6,510	82,937
Eagle Test Systems Inc. (a)	2,534	26,607
Echelon Corp. (a)	6,071	81,958
Electronics for Imaging Inc. (a)	11,999	179,025
EMS Technologies Inc. (a)	3,251	88,232
Emulex Corp. (a)	17,930	291,183
EnergySolutions Inc.	6,020	138,099
Epicor Software Corp. (a)	11,728	131,354
EPIQ Systems Inc. (a)	6,366	98,800
Equinix Inc. (a)	7,463	496,215
eSpeed Inc. (a)	3,713	43,294
Exar Corp. (a)	8,966	73,790
Excel Technology Inc. (a)	2,637	71,094
Extreme Networks Inc. (a)	23,871	74,000
FalconStor Software Inc. (a)	6,632	50,470
Finisar Corp. (a)	54,020	69,146
Flir Systems Inc. (a)	27,470	826,572
Formfactor Inc. (a)	9,962	190,274
Foundry Networks Inc. (a)	30,262	350,434
Gartner Inc. (a)	14,603	282,422
GeoEye Inc. (a)	3,571	92,810
Gerber Scientific Inc. (a)	4,955	44,050
Guidance Software Inc. (a)	773	6,918
Harmonic Inc. (a)	19,262	146,391
Harris Stratex Networks Inc. Class A (a)	5,116	51,313
Hittite Microwave Corp. (a)	3,331	124,646
Hughes Communications Inc. (a)	1,329	67,354
Hutchinson Technology Inc. (a)	5,357	85,230
Hypercom Corp. (a)	10,454	45,370
i2 Technologies Inc. (a)	3,095	34,850
ICx Technologies Inc. (a)	1,105	4,973
iGate Corp. (a)	4,500	32,040
IHS Inc. (a)	6,956	447,340

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
II-VI Inc. (a)	4,812	$182,760
Imation Corp.	7,295	165,888
Imergent Inc.	2,475	28,190
Immersion Corp. (a)	6,119	43,506
Informatica Corp. (a)	18,273	311,737
Innovative Solutions & Support Inc. (a)	2,682	28,349
Integral Systems Inc.	2,327	68,018
Interactive Intelligence Inc. (a)	2,630	30,955
Intermec Inc. (a)	12,747	282,856
Internet Brands Inc. (a)	1,245	9,176
Internet Capital Group Inc. (a)	7,754	81,184
InterVoice Inc. (a)	8,226	65,479
Interwoven Inc. (a)	8,725	93,183
IPG Photonics Corp. (a)	2,031	31,866
iRobot Corp. (a)	3,102	53,075
Isilon Systems Inc. (a)	1,742	8,501
Ixia (a)	9,657	74,938
IXYS Corp. (a)	5,453	37,244
j2 Global Communications Inc. (a)	10,425	232,686
Jack Henry & Associates Inc.	16,286	401,776
JDA Software Group Inc. (a)	5,183	94,590
Kemet Corp. (a)	16,969	68,555
Keynote Systems Inc. (a)	3,178	37,469
L-1 Identity Solutions Inc. (a)	13,319	177,143
Lattice Semiconductor Corp. (a)	23,074	65,530
Lawson Software Inc. (a)	25,286	190,404
Limelight Networks Inc. (a)	3,323	10,767
Lionbridge Technologies Inc. (a)	12,075	40,451
LivePerson Inc. (a)	9,134	28,315
Loral Space & Communications Inc. (a)	2,325	55,428
Macrovision Corp. (a)	11,099	149,836
Magma Design Automation Inc. (a)	8,558	81,900
Manhattan Associates Inc. (a)	5,471	125,450
ManTech International Corp. (a)	4,036	183,073
Mentor Graphics Corp. (a)	18,774	165,774
Mercadolibre Inc. (a)	3,331	132,441
Mercury Computer Systems Inc. (a)	4,775	26,836
Methode Electronics Inc.	7,655	89,487
Micrel Inc.	11,154	103,398
MICROS Systems Inc. (a)	16,760	564,142
Microsemi Corp. (a)	15,889	362,269
MicroStrategy Inc. (a)	1,940	143,541
Microtune Inc. (a)	10,783	39,466
MIPS Technologies Inc. (a)	8,453	33,474
Monolithic Power Systems Inc. (a)	5,324	93,862
Monotype Imaging Holdings Inc. (a)	2,069	31,263
MRV Communications Inc. (a)	35,334	48,408
MSC.Software Corp. (a)	8,787	114,143
MTS Systems Corp.	3,615	116,620
Multi-Fineline Electronix Inc. (a)	2,048	38,441
Ness Technologies Inc. (a)	6,821	64,731
Netezza Corp. (a)	2,096	19,849
Netgear Inc. (a)	7,050	140,647

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Netlogic Microsystems Inc. (a)	3,463	$83,597
NetSuite Inc. (a)	1,482	31,922
Network Equipment Technologies Inc. (a)	5,396	35,452
Newport Corp. (a)	7,069	78,961
Nextwave Wireless Inc. (a)	5,557	28,063
Novatel Wireless Inc. (a)	6,692	64,779
Nuance Communications Inc. (a)	31,245	543,975
Omniture Inc. (a)	9,251	214,716
Omnivision Technologies Inc. (a)	11,645	195,869
ON Semiconductor Corp. (a)	66,099	375,442
On2 Technologies Inc. (a)	22,852	23,309
OpenTV Corp. Class A (a)	18,441	21,760
Openwave Systems Inc.	16,611	40,697
Oplink Communications Inc. (a)	4,561	40,456
Optium Corp. (a)	2,477	17,413
OSI Systems Inc. (a)	3,260	75,045
Packeteer Inc. (a)	7,597	38,669
PAETEC Holding Corp. (a)	15,219	101,359
Palm Inc.	20,941	104,705
Parametric Technology Corp. (a)	23,891	381,778
Park Electrochemical Corp.	4,185	108,182
PDF Solutions Inc. (a)	4,950	27,275
Pegasystems Inc.	2,631	25,337
Pericom Semiconductor Corp. (a)	5,503	80,784
Perot Systems Corp. (a)	18,286	275,021
Plexus Corp. (a)	9,679	271,496
PLX Technology Inc. (a)	5,747	38,332
PMC-Sierra Inc. (a)	44,666	254,596
Polycom Inc. (a)	19,013	428,553
Progress Software Corp. (a)	8,528	255,158
PROS Holdings Inc. (a)	1,623	20,369
QAD Inc.	2,688	22,606
Quantum Corp. (a)	41,194	88,155
Quest Software Inc. (a)	14,033	183,411
Rackable Systems Inc. (a)	5,777	52,686
Radiant Systems Inc. (a)	5,269	73,608
Radisys Corp. (a)	4,488	45,284
RealNetworks Inc. (a)	20,392	116,846
RF Micro Devices Inc. (a)	55,278	147,039
RightNow Technologies Inc. (a)	3,647	43,399
Rimage Corp. (a)	2,095	45,881
Rogers Corp. (a)	3,719	124,252
Rubicon Technology Inc. (a)	1,435	41,586
S1 Corp. (a)	11,074	78,736
Safeguard Scientifics Inc. (a)	24,211	36,074
Sapient Corp. (a)	16,440	114,422
SAVVIS Inc. (a)	5,563	90,510
ScanSource Inc. (a)	5,252	190,070
SeaChange International Inc. (a)	5,917	41,597
Secure Computing Corp. (a)	9,933	64,068
Semtech Corp. (a)	13,081	187,451
SI International Inc. (a)	2,561	49,146

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Sigma Designs Inc. (a)	6,292	$142,640
Silicon Graphics Inc. (a)	1,405	16,663
Silicon Image Inc. (a)	19,078	95,581
Silicon Storage Technology Inc. (a)	19,095	50,029
SiRF Technology Holdings Inc. (a)	12,516	63,706
Skyworks Solutions Inc. (a)	33,429	243,363
Smart Modular Technologies (WWH) Inc. (a)	10,040	62,348
Smith Micro Software Inc. (a)	5,988	36,647
Solera Holdings Inc. (a)	5,292	128,913
SonicWALL Inc. (a)	13,461	109,976
Sonus Networks Inc. (a)	55,606	191,285
Sourcefire Inc. (a)	1,313	7,825
SourceForge Inc. (a)	13,529	26,923
Spansion Inc. Class A (a)	21,722	59,736
SPSS Inc. (a)	3,717	144,145
SRA International Inc. (a)	8,683	211,084
Standard Microsystems Corp. (a)	4,818	140,589
Stanley Inc. (a)	1,581	46,576
Starent Networks Corp. (a)	2,528	34,128
STEC Inc. (a)	6,441	39,870
Stratasys Inc. (a)	4,166	74,155
SuccessFactors Inc. (a)	2,235	21,814
Super Micro Computer Inc. (a)	1,872	15,631
Supertex Inc. (a)	2,250	45,923
Switch & Data Facilities Co. (a)	2,645	27,005
Sybase Inc. (a)	18,988	499,384
Sycamore Networks Inc. (a)	38,016	139,139
Sykes Enterprises Inc. (a)	7,057	124,133
Synaptics Inc. (a)	5,239	125,107
Synchronoss Technologies Inc. (a)	3,718	74,472
Syniverse Holdings Inc. (a)	5,770	96,128
SYNNEX Corp. (a)	3,272	69,432
Syntax-Brillian Corp. (a)	10,603	10,391
Syntel Inc.	2,567	68,411
Taleo Corp. (a)	3,322	64,447
TechTarget (a)	1,515	21,468
Techwell Inc. (a)	2,992	32,433
Tekelec (a)	12,910	160,729
Terremark Worldwide Inc. (a)	10,152	55,633
Tessera Technologies Inc. (a)	9,948	206,918
TIBCO Software Inc. (a)	39,996	285,571
Trident Microsystems Inc. (a)	11,558	59,524
TriQuint Semiconductor Inc. (a)	29,391	148,718
TriZetto Group Inc. (a)	9,327	155,668
TTM Technologies Inc. (a)	8,434	95,473
Tyler Technologies Inc. (a)	7,939	110,987
Ultimate Software Group Inc. (a)	5,277	158,627
Unica Corp. (a)	1,956	13,301
Universal Display Corp. (a)	5,572	79,791
UTStarcom Inc. (a)	21,729	61,710
Varian Inc. (a)	6,363	368,545

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
VASCO Data Security International Inc. (a)	5,668	$77,538
Veraz Networks Inc. (a)	1,763	4,337
ViaSat Inc. (a)	5,029	109,230
Vignette Corp. (a)	5,805	76,684
Virtusa Corp. (a)	912	8,901
Vocus Inc. (a)	2,642	69,749
Volterra Semiconductor Corp. (a)	4,480	50,758
Vonage Holdings Corp. (a)	12,878	23,824
Websense Inc. (a)	9,088	170,400
Wind River Systems Inc. (a)	15,279	118,259
Zoran Corp. (a)	10,131	138,389

		31,153,865

Telecommunications (0.98%)
Airvana Inc. (a)	1,762	9,215
Alaska Communications Systems Group Inc.	8,783	107,504
Atlantic Tele-Network Inc.	1,874	63,397
Centennial Communications Corp. (a)	5,493	32,464
Cincinnati Bell Inc. (a)	52,344	222,985
Consolidated Communications Holdings Inc.	4,804	72,685
FairPoint Communications Inc.	7,334	66,153
FiberTower Corp. (a)	21,517	37,870
General Communication Inc. Class A (a)	10,992	67,491
Global Crossing Ltd. (a)	7,514	113,912
Globalstar Inc. (a)	4,018	29,291
Hungarian Telephone & Cable Corp. (a)	665	11,538
iBasis Inc.	6,638	27,216
ICO Global Communications Holdings Ltd. (a)	21,026	64,970
IDT Corp. Class B (a)	10,343	40,027
Infinera Corp. (a)	3,311	39,732
Iowa Telecommunications Services Inc.	7,019	124,447
iPCS Inc.	3,864	90,224
Neutral Tandem Inc. (a)	1,318	23,737
NTELOS Holdings Corp.	5,647	136,657
Orbcomm Inc. (a)	5,308	26,328
Premiere Global Services Inc. (a)	12,881	184,714
RCN Corp. (a)	6,202	69,338
Rural Cellular Corp. Class A (a)	2,486	109,956
Shenandoah Telecommunications Co.	4,800	71,232
ShoreTel Inc. (a)	1,880	9,626
SureWest Communications	2,902	44,865
Time Warner Telecom Inc. (a)	29,862	462,562
USA Mobility Inc. (a)	4,737	33,822
Virgin Mobile USA Inc. (a)	5,691	11,553

		2,405,511

	Shares	Value
Common Stocks (Cont.)
Utilities & Energy (3.29%)
Allete Inc.	5,446	$210,325
American States Water Co.	3,582	128,952
Aquila Inc. (a)	77,843	249,876
Atlas America Inc.	4,824	291,563
Avista Corp.	10,704	209,370
Black Hills Corp.	6,753	241,622
California Water Service Group	4,151	158,361
Central Vermont Public Service Corp.	2,126	50,811
CH Energy Group Inc.	3,409	132,610
Cleco Corp.	12,738	282,529
Consolidated Water Co. Ltd.	2,963	65,275
Crosstex Energy Inc.	7,754	263,248
El Paso Electric Co. (a)	9,465	202,267
Empire District Electric Co.	7,161	145,010
EnergySouth Inc.	1,543	80,529
EnerNOC Inc. (a)	972	11,081
Evergreen Energy Inc. (a)	16,810	25,887
Headwaters Inc. (a)	7,915	104,399
Idacorp Inc.	9,197	295,316
International Coal Group Inc. (a)	27,211	172,790
ITC Holdings Corp.	10,249	533,563
Laclede Group Inc.	4,609	164,219
MGE Energy Inc.	4,541	154,666
New Jersey Resources Corp.	8,910	276,656
Nicor Inc.	6,739	225,824
Northwest Natural Gas Co.	5,683	246,870
NorthWestern Corp.	7,940	193,498
Ormat Technologies Inc.	2,825	121,503
Otter Tail Corp.	6,139	217,259
Piedmont Natural Gas Co. Inc.	15,746	413,490
Pike Electric Corp. (a)	3,597	50,106
PNM Resources Inc.	15,631	194,919
Portland General Electric Co.	6,783	152,957
Rentech Inc. (a)	33,150	29,504
SJW Corp.	3,153	90,144
South Jersey Industries Inc.	6,253	219,543
Southwest Gas Corp.	7,714	215,683
Southwest Water Co.	5,019	55,560
UIL Holdings Corp.	5,410	163,003
Unisource Energy Corp.	7,428	165,347
US BioEnergy Corp. (a)	2,500	14,750
VeraSun Energy Corp. (a)	8,052	59,182
Westar Energy Inc.	21,113	480,743
WGL Holdings Inc.	10,457	335,251

		8,096,061

Total Common Stocks
(cost $233,521,739)		234,992,050

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Short-term Investments (5.14%)
U.S. Treasury Bill,
1.200%, 06/26/2008 (b)	$12,683,000	$12,644,368

Total Short-term Investments
(cost $12,646,636)		12,644,368

TOTAL INVESTMENTS (100.66%)
(cost $246,168,375)		247,636,418
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.66%)		(1,634,288)

NET ASSETS (100.00%)		$246,002,130

(a)	Non-income producing security.

(b)	At March 31, 2008, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.61%)
Australia (6.31%)
ABC Learning Centres Ltd.	10,075	$12,891
AGL Energy Ltd.	12,033	121,406
Alumina Ltd.	31,914	166,247
Amcor Ltd.	25,724	168,091
AMP Ltd.	52,910	379,582
Ansell Ltd.	2,152	22,873
Aristocrat Leisure Ltd.	9,841	86,339
Asciano Group	15,292	55,901
Australia & New Zealand Banking Group Ltd.	52,280	1,077,409
Australian Stock Exchange	4,863	166,217
AXA Asia Pacific Holdings Ltd.	24,556	123,429
Babcock & Brown Ltd.	6,588	88,626
Bendigo and Adelaide Bank Ltd.	7,285	79,227
BHP Billiton Ltd.	94,800	3,102,497
Billabong International Ltd.	4,906	58,287
BlueScope Steel Ltd.	21,227	191,472
Boart Longyear Group	37,609	62,899
Boral Ltd.	17,910	102,463
Brambles Ltd.	39,941	364,291
Caltex Australia Ltd.	3,766	44,777
CFS Retail Property Trust	42,893	85,064
Challenger Financial Services Group Ltd.	11,455	19,053
Coca-Cola Amatil Ltd.	14,114	109,640
Cochlear Ltd.	1,570	78,485
Commonwealth Bank of Australia	37,030	1,414,922
Commonwealth Property Office Fund	21,378	25,985
Computershare Ltd.	13,269	106,107
Crown Ltd. (a)	12,695	121,821
CSL Ltd.	15,497	522,746
CSR Ltd.	27,982	81,833
Dexus Property Group	78,947	121,572
Downer Edi Ltd.	4,620	26,431
Fairfax Media Ltd.	31,836	100,959
Fortescue Metals Group Ltd. (a)	36,110	214,836
Foster’s Group Ltd.	55,486	259,628
Futuris Corp. Ltd.	8,912	15,434
Goodman Fielder Ltd.	35,178	57,868
Goodman Group	40,828	160,818
GPT Group	57,113	169,636
Harvey Norman Holdings Ltd.	13,901	49,673
Iluka Resources Ltd.	3,658	15,545
Iluka Resources Ltd. Entitlement (a) (b)	2,090	1,337
Incitec Pivot Ltd.	1,413	182,273
ING Industrial Fund	14,334	27,903
Insurance Australia Group Ltd.	55,012	184,008
James Hardie Industries NV CDI	14,248	81,383
Leighton Holdings Ltd.	3,950	154,504
Lend Lease Corp. Ltd.	10,206	123,586
Lion Nathan Ltd.	7,514	60,087
Macquarie Airports	20,130	59,422

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Macquarie Communications Infrastructure Group	6,475	$24,853
Macquarie Group Ltd.	7,765	374,834
Macquarie Infrastructure Group	75,527	191,887
Macquarie Office Trust	54,067	44,965
Mirvac Group	28,118	103,302
National Australia Bank Ltd.	45,626	1,257,183
Newcrest Mining Ltd.	12,650	385,785
Onesteel Ltd.	20,804	121,492
Orica Ltd.	8,611	229,241
Origin Energy Ltd.	24,277	203,231
Oxiana Ltd.	38,645	112,310
Pacific Brands Ltd.	7,581	13,995
Paladin Energy Ltd. (a)	15,743	73,232
Paperlinx Ltd.	7,055	17,731
Perpetual Ltd.	1,149	56,546
Qantas Airways Ltd.	27,618	99,194
QBE Insurance Group Ltd.	25,351	514,567
Rio Tinto Ltd.	8,044	900,548
Santos Ltd.	16,384	217,113
Sims Group Ltd.	2,602	70,626
Sonic Healthcare Ltd.	8,584	107,868
St George Bank Ltd.	7,638	179,465
Stockland	39,989	255,456
Suncorp-Metway Ltd.	26,671	313,701
Tabcorp Holding Ltd.	15,578	201,450
Tatts Group Ltd.	30,108	95,755
Telstra Corp. Ltd.	82,058	329,968
Telstra Corp. Ltd. Installment Receipts	42,553	109,279
Toll Holdings Ltd.	15,292	140,033
Transurban Group	31,188	185,268
Wesfarmers Ltd.	15,284	558,582
Wesfarmers Ltd. PPS	4,287	157,734
Westfield Group	49,103	798,779
Westpac Banking Corp.	52,210	1,133,225
Woodside Petroleum Ltd.	13,515	673,149
Woolworths Ltd.	34,126	904,445
WorleyParsons Ltd.	4,140	126,635
Zinifex Ltd.	13,411	122,318

		22,513,228

Austria (0.59%)
Andritz AG	1,140	62,578
BWIN Interactive Entertainment AG (a)	287	9,438
Erste Bank der oesterreichischen Sparkassen AG	5,376	348,406
Flughafen Wien AG	141	16,991
IMMOEAST AG (a)	11,849	114,110
Immofinanz Immobilien Anlagen AG	11,819	128,003
Mayr-Melnhof Karton AG	117	11,807
Meinl European Land Ltd. (a)	8,545	97,266

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A (a)	2,180	$155,185
OMV AG	4,698	310,474
Raiffeisen International Bank Holding AG	1,512	206,124
RHI AG (a)	395	15,902
Telekom Austria AG	10,053	207,754
Vienna Insurance Group	960	73,552
VoestAlpine AG	3,319	230,554
Wienerberger AG	2,174	115,631

		2,103,775

Belgium (1.29%)
Agfa Gevaert NV	1,882	14,708
Barco NV	152	10,885
Bekaert NV	170	24,737
Belgacom SA	4,835	214,113
Cofinimmo	189	40,861
Colruyt SA	450	115,801
Compagnie Maritime Belge SA	206	13,861
Compagnie Nationale a Portefeuille	567	43,191
D’Ieteren NV	41	14,580
Delhaize Group	2,798	220,160
Dexia SA	14,903	424,682
Euronav SA	322	12,231
Fortis	58,048	1,462,627
Groupe Bruxelles Lambert SA	2,303	281,016
InBev NV	5,187	456,454
KBC Ancora	360	37,034
KBC GROEP NV	4,610	597,818
Mobistar SA	948	85,908
Omega Pharma SA	272	12,608
Solvay SA	1,760	224,566
UCB SA	3,212	111,586
Umicore	3,495	181,864

		4,601,291

Denmark (1.01%)
A P Moller-Maersk A/S Class A	8	88,580
A P Moller-Maersk A/S Class B	31	345,874
Bang & Olufsen A/S Class B	158	9,868
Carlsberg A/S Class B	899	114,959
Coloplast A/S Class B	708	64,678
Dampskibsselskabet Torm A/S	442	13,101
Danisco A/S	1,331	97,217
Danske Bank A/S	12,714	469,030
DSV A/S	5,800	126,784
East Asiatic Co. Ltd. A/S	250	21,859
FLSmidth & Co. A/S Class B	1,512	149,651
GN Store Nord (a)	2,938	14,679

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
H. Lundbeck A/S	764	$19,086
Jyske Bank A/S (a)	1,562	104,830
NKT Holding A/S	341	24,546
Novo Nordisk A/S	13,719	938,145
Novozymes A/S Class B	1,332	124,644
Rockwool International A/S B Shares	200	33,366
Sydbank A/S	1,850	67,269
Topdanmark A/S (a)	514	86,512
Trygvesta A/S (a)	843	74,066
Vestas Wind Systems A/S (a)	5,203	568,393
William DeMant Holding (a)	658	52,588

		3,609,725

Finland (1.81%)
Amer Sports OYJ Class A	1,033	20,793
Cargotec Corp.	1,028	50,458
Elisa OYJ	4,269	106,622
Fortum OYJ	12,443	507,022
Kesko OYJ	1,815	93,843
Kone Corp. OYJ Class B	4,112	168,722
Konecranes OYJ	860	33,128
Metso OYJ	3,640	196,535
Neste Oil OYJ	3,730	130,377
Nokia OYJ	111,488	3,527,274
Nokian Renkaat OYJ	3,017	128,603
Orion OYJ Class B	2,451	53,090
Outokumpu OYJ	3,375	153,508
Pohjola Bank PLC	2,696	50,778
Rautaruukki OYJ	2,314	111,679
Sampo OYJ A Shares	12,454	337,199
SanomaWSOY OYJ	2,121	58,800
Stora Enso OYJ R Shares	16,305	188,171
TietoEnator OYJ	1,081	26,692
UPM-Kymmene OYJ	14,893	264,514
Uponor OYJ	782	18,395
Wartsila OYJ Class B	1,868	126,074
YIT OYJ	3,407	96,657

		6,448,934

France (10.80%)
Accor SA	5,528	403,726
Aeroports de Paris (ADP)	984	112,069
Air France-KLM	3,523	99,225
Air Liquide SA	6,730	1,026,055
Alcatel-Lucent	65,933	376,812
Alstom	2,914	631,738
ArcelorMittal	26,515	2,172,144
Atos Origin SA (a)	1,969	109,608
AXA	44,753	1,624,331
BNP Paribas	23,089	2,328,903
Bouygues	6,420	407,856
Cap Gemini SA	3,892	221,632

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Carrefour SA	16,865	$1,301,194
Casino Guichard Perrachon SA	1,199	143,748
Christian Dior SA	685	75,820
CNP Assurances	1,273	156,921
Compagnie de Saint-Gobain	7,890	643,370
Compagnie Generale de Geophysique-Veritas (a)	732	182,222
Compagnie Generale des Etablissements Michelin Class B	4,088	426,734
Credit Agricole SA	18,772	580,871
Dassault Systemes SA	1,552	90,119
Eiffage SA (a)	517	50,279
Electricite de France	2,876	250,226
Essilor International SA	5,449	356,062
Eurazeo	314	40,154
European Aeronautic Defence and Space Co.	9,317	220,785
France Telecom SA	51,726	1,739,410
Gaz de France	5,509	332,586
Gecina SA	342	51,024
Groupe DANONE	12,268	1,097,009
Hermes International SCA	1,949	243,389
ICADE	551	81,996
Imerys SA	948	86,941
JC Decaux SA (a)	1,816	53,384
Klepierre	1,968	120,768
L’Oreal SA	6,933	880,454
Lafarge SA	4,137	719,487
Lagardere SCA	3,553	265,656
Legrand SA	1,302	40,843
LVMH Moet Hennessy Louis Vuitton SA	6,857	763,197
M6 Metropole Television	1,858	41,360
Natixis	5,562	89,478
Neopost SA	924	103,704
Neuf Cegetel	896	49,892
PagesJaunes Groupe	3,355	59,747
Pernod Ricard SA	4,942	508,390
Peugeot SA	4,351	337,344
PPR SA	2,189	324,335
Publicis Groupe SA	4,057	155,001
Renault SA	5,194	574,822
Safran SA	4,878	99,884
Sanofi-Aventis	28,855	2,164,766
Schneider Electric SA	6,228	805,868
SCOR SE	5,075	121,144
SES FDR	4,157	87,745
Societe BIC SA	720	44,399
Societe des Autoroutes Paris-Rhin-Rhone	582	70,383
Societe Generale	10,578	1,035,735
Societe Generale NV New (a)	2,644	254,418
Societe Television Francaise 1	3,413	75,059

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Sodexo	2,693	$165,556
STMicroelectronics NV	19,301	205,378
Suez SA	29,219	1,917,603
Technip SA	2,907	226,396
Thales SA	2,430	157,329
Thomson SA	6,744	46,847
Total SA	60,738	4,510,671
Unibail-Rodamco	1,844	474,557
Valeo SA	1,979	78,484
Vallourec SA	1,356	329,188
Veolia Environnement	9,850	686,718
Vinci SA	11,624	840,310
Vivendi	32,750	1,279,676
Wendel	415	52,100
Zodiac SA	1,102	54,055

		38,537,090

Germany (8.68%)
Adidas AG	5,652	375,751
Allianz SE Reg.	12,715	2,518,861
Altana AG	1,061	22,379
Arcandor AG (a)	1,895	37,905
BASF SE	13,856	1,866,170
Bayer AG	20,569	1,648,345
Bayerische Motoren Werke (BMW) AG	4,721	260,790
Beiersdorf AG	2,512	211,339
Bilfinger Berger AG	1,074	92,511
Celesio AG	2,376	117,635
Commerzbank AG	17,666	552,226
Continental AG	4,292	437,661
Daimler AG	26,502	2,265,638
Deutsche Bank AG Reg.	14,239	1,611,803
Deutsche Boerse AG	5,640	908,490
Deutsche Lufthansa AG Reg.	6,177	167,051
Deutsche Post AG	21,994	671,891
Deutsche Postbank AG	2,343	223,679
Deutsche Telekom AG	80,674	1,343,691
Douglas Holding AG	471	25,632
E.On AG	17,585	3,255,409
Fraport AG	420	30,316
Fresenius Medical Care AG & Co. KGaA	5,352	269,116
GEA Group AG (a)	4,452	149,709
HeidelbergCement AG	331	56,996
Heidelberger Druckmaschinen AG	1,592	42,752
Henkel KGaA	2,886	122,473
Hochtief AG	1,190	108,965
Hypo Real Estate Holding AG	5,674	147,446
Infineon Technologies AG (a)	21,306	149,684
IVG Immobilien AG	2,488	69,603
K+S Group AG	1,035	338,746
Linde AG	3,427	484,175
MAN AG	3,148	418,168

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Merck KGaA	1,830	$225,553
Metro AG	4,590	370,874
MLP AG	896	12,759
Muenchener Rueckversicherungs Gesellschaft AG Reg.	5,843	1,142,748
Premiere AG (a)	1,408	30,387
Puma AG	182	70,092
Q-Cells AG (a)	1,340	132,982
QIAGEN NV (a)	2,580	53,359
Rheinmetall AG	969	68,382
RWE AG	12,533	1,540,575
Salzgitter AG	1,164	202,492
SAP AG	24,639	1,224,535
Siemens AG	24,380	2,642,333
Solarworld AG	2,412	114,886
Suedzucker AG	1,025	22,736
ThyssenKrupp AG	10,130	579,577
TUI AG (a)	6,201	159,085
Volkswagen AG	4,486	1,300,589
Wacker Chemie AG	218	44,666
Wincor Nixdorf AG	456	36,499

		30,978,115

Greece (0.70%)
Alpha Bank AE	11,159	369,963
Coca-Cola Hellenic Bottling Co. SA	4,455	207,483
EFG Eurobank Ergasias	8,697	264,173
Folli-Follie SA	500	16,719
Hellenic Exchanges SA	890	21,133
Hellenic Petroleum SA	3,019	39,750
Hellenic Technodomiki Tev SA	2,086	25,490
Hellenic Telecommunications Organization SA	8,069	229,046
Motor Oil (Hellas) Corinth Refineries SA	638	13,457
National Bank of Greece SA	11,303	596,367
OPAP SA	6,370	227,079
Piraeus Bank SA	8,846	272,050
Public Power Corp. SA	2,839	124,153
Titan Cement Co. SA	1,660	70,550
Viohalco, Hellenic Copper and Aluminum Industry SA	2,850	29,516

		2,506,929

Hong Kong (2.17%)
ASM Pacific Technology	4,500	32,466
Bank of East Asia Ltd.	40,205	201,215
Belle International Holdings Ltd.	58,000	60,141
BOC Hong Kong Holdings Ltd.	105,000	252,832
C C Land Holdings Ltd.	30,000	28,756
Cathay Pacific Airways Ltd.	39,000	76,671
Cheung Kong Holdings Ltd.	42,000	596,326

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Cheung Kong Infrastructure Holdings Ltd.	12,000	$48,184
Chinese Estates Holdings Ltd.	16,000	24,794
CITIC International Financial
Holdings Ltd.	20,000	10,228
CLP Holdings Ltd.	37,283	306,833
Esprit Holdings Ltd.	29,500	354,031
Fosun International (a)	45,500	30,693
Foxconn International Holdings Ltd. (a)	61,000	82,298
Giordano International Ltd.	22,000	8,876
Hang Lung Group Ltd.	12,000	56,664
Hang Lung Properties Ltd.	58,000	205,316
Hang Seng Bank Ltd.	21,774	394,205
Henderson Land Development Co. Ltd.	29,926	212,641
Hong Kong & China Gas Co. Ltd.	104,187	313,258
Hong Kong Aircraft Engineering Co. Ltd.	2,000	32,996
Hong Kong Exchanges & Clearing Ltd.	31,000	532,158
Hongkong Electric Holdings Ltd.	37,500	236,825
Hopewell Holdings	16,000	60,751
Hutchison Telecommunications International Ltd.	46,000	65,607
Hutchison Whampoa Ltd.	60,210	569,789
Hysan Development Co. Ltd.	17,000	47,619
Kerry Properties Ltd.	18,000	108,472
Kingboard Chemicals Holdings Ltd.	16,000	56,639
Lee & Man Paper Manufacturing Ltd.	12,000	19,212
Li & Fung Ltd.	63,000	233,539
Lifestyle International Holdings Ltd.	19,000	40,380
Link REIT	60,000	133,065
Melco International Development Ltd.	21,000	29,196
MTR Corp.	40,000	137,228
New World Development Co. Ltd.	67,800	164,302
NWS Holdings Ltd.	11,000	37,314
Orient Overseas International Ltd.	6,600	38,628
Pacific Basin Shipping Ltd.	35,000	57,564
Parkson Retail Group Ltd.	2,500	21,073
PCCW Ltd.	123,000	77,441
Shangri-La Asia Ltd.	38,271	103,267
Shui On Land Ltd.	53,500	50,113
Shun Tak Holdings Ltd.	34,000	44,998
Sino Land Co. Ltd.	42,000	90,663
Sun Hung Kai Properties Ltd.	39,000	608,353
Swire Pacific Ltd. Class A	23,000	259,475
Television Broadcasts Ltd.	8,000	42,865
Tencent Holdings Ltd.	25,000	142,464
Tingyi (Cayman Islands) Holding Corp.	48,000	62,909
Wharf Holdings Ltd.	39,503	186,027
Wheelock and Co. Ltd.	11,000	30,812
Wing Hang Bank Ltd.	5,500	83,603

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Yue Yuen Industrial Holdings Ltd.	15,500	$48,595

		7,750,370

Ireland (0.69%)
Allied Irish Banks PLC	24,395	519,934
Anglo Irish Bank Corp. PLC	10,832	145,359
Bank of Ireland	27,794	413,347
CRH PLC	15,344	583,322
DCC PLC	1,091	25,750
Elan Corp. PLC (a)	13,286	272,469
Greencore Group PLC	2,214	13,072
IAWS Group PLC	1,761	41,147
Irish Life & Permanent PLC	7,589	148,326
Kerry Group PLC Class A	3,471	108,775
Kingspan Group PLC	3,636	48,506
Paddy Power PLC	728	26,917
Ryanair Holdings PLC (a)	18,704	82,681
Smurfit Kappa Group PLC (a)	3,184	38,304

		2,467,909

Italy (3.80%)
A2A SpA	16,069	59,046
Alleanza Assicurazioni SpA	12,056	157,501
Arnoldo Mondadori Editore SpA	1,167	9,857
Assicurazioni Generali SpA	29,865	1,342,814
Autogrill SpA	3,167	47,274
Autostrade SpA	7,280	220,097
Banca Carige SpA	6,500	25,578
Banca Monte Dei Paschi di Siena SpA	32,096	142,134
Banca Popolare di Milano Scarl	11,828	129,874
Banco Popolare Societa Cooperativa (a)	18,436	305,320
Bulgari SpA	4,232	48,907
Enel SpA	121,121	1,284,997
ENI SpA	73,363	2,501,752
Fiat SpA	20,177	466,668
Finmeccanica SpA	8,476	288,237
Fondiaria Sai SpA	2,180	90,309
IFIL Investments SpA	5,035	40,619
Intesa Sanpaolo	216,550	1,526,487
Intesa Sanpaolo RNC	26,794	176,395
Italcementi SpA RNC	2,020	40,916
Italcementi SpA	1,680	24,335
Lottomatica SpA	1,829	56,913
Luxottica Group SpA	3,880	97,825
Mediaset SpA	21,311	197,158
Mediobanca SpA	13,878	284,609
Mediolanum SpA	7,055	43,216
Parmalat SpA	44,332	170,424
Pirelli & Co. SpA (a)	85,023	74,431
Prysmian SpA (a)	3,796	81,024
Saipem SpA	3,629	146,899

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Seat Pagine Gialle SpA	118,660	$20,532
Snam Rete Gas SpA	23,654	150,402
Telecom Italia RNC SpA	174,119	288,360
Telecom Italia SpA	303,306	634,469
Terna - Rete Elettrica Nationale SpA	34,180	145,831
UniCredit SpA	262,198	1,755,127
Unione di Banche Italiane Scpa	17,199	440,692
Unipol Gruppo Finanziario SpA	10,956	34,040

		13,551,069

Japan (19.92%)
77 Bank Ltd.	10,000	55,979
ACCESS Co. Ltd. (a)	3	10,624
Acom Co. Ltd.	2,080	55,193
Aderans Holdings Co. Ltd.	200	3,704
Advantest Corp.	4,580	118,773
Aeon Co. Ltd.	18,200	216,910
Aeon Credit Service Co. Ltd.	2,400	32,071
Aeon Mall Co. Ltd.	1,900	52,704
Aiful Corp.	2,300	36,941
Aioi Insurance Co. Ltd.	9,000	49,749
Aisin Seiki Co. Ltd.	5,500	205,257
Ajinomoto Co. Inc.	18,000	182,384
Alfresa Holdings Corp.	800	62,841
All Nippon Airways Co. Ltd.	16,000	70,465
Alps Electric Co. Ltd.	5,000	49,207
Amada Co. Ltd.	10,000	75,642
Aoyama Trading Co. Ltd.	1,600	34,510
Aozora Bank Ltd.	10,000	29,695
Asahi Breweries Ltd.	11,700	241,207
Asahi Glass Co. Ltd.	27,000	297,683
Asahi Kasei Corp.	33,000	172,151
Asatsu DK Inc.	400	14,246
ASICS Corp.	5,000	57,484
Astellas Pharma Inc.	13,851	536,365
Autobacs Seven Co. Ltd.	600	16,402
Bank of Kyoto Ltd.	8,000	97,271
Bank of Yokohama Ltd.	34,000	230,919
Benesse Corp.	1,900	89,587
Bridgestone Corp.	17,400	296,226
Brother Industries Ltd.	3,400	34,962
Canon Inc.	30,000	1,381,421
Canon Marketing Japan Inc.	2,000	37,721
Casio Computer Co. Ltd.	7,000	102,458
Central Glass Co. Ltd.	3,000	11,707
Central Japan Railway Co.	44	454,655
Chiba Bank Ltd.	21,000	142,626
Chiyoda Corp.	4,000	36,316
Chubu Electric Power Co. Inc.	18,600	464,627
Chugai Pharmaceutical Co. Ltd.	8,000	90,449
Chugoku Electric Power Co. Inc.	3,700	82,404
Chuo Mitsui Trust Holdings Inc.	23,000	139,135

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Circle K Sunkus Co. Ltd.	400	$6,794
Citizen Holdings Co. Ltd.	9,300	78,651
Coca-Cola West Holdings Co. Ltd.	1,700	40,931
Comsys Holdings Corp.	1,000	8,668
Cosmo Oil Co. Ltd.	15,000	47,101
Credit Saison Co. Ltd.	4,600	128,291
CSK Holdings Corp.	1,900	43,840
Dai Nippon Printing Co. Ltd.	17,000	270,485
Daicel Chemical Industries Ltd.	8,000	41,091
Daido Steel Co. Ltd.	10,000	51,665
DAIFUKU Co. Ltd.	1,000	12,791
Daihatsu Motor Co. Ltd.	3,000	36,025
Daiichi Sanyko Co. Ltd.	19,713	582,412
Daikin Industries Ltd.	7,300	314,175
Dainippon Ink & Chemical Inc.	18,000	55,979
Dainippon Sumitomo Pharma Co. Ltd.	2,000	18,278
Daito Trust Construction Co. Ltd.	2,300	118,600
Daiwa House Industry Co. Ltd.	14,000	138,624
Daiwa Securities Group Inc.	37,000	320,706
Denki Kagaku Kogyo KK	14,000	44,101
Denso Corp.	13,600	439,326
Dentsu Inc.	57	129,805
Dowa Holdings Co. Ltd.	7,000	41,503
eAccess Ltd.	16	9,856
East Japan Railway Co.	97	806,711
Ebara Corp.	9,000	27,448
EDION Corp.	1,200	11,100
Eisai Co. Ltd.	7,200	245,586
Electric Power Development Co. Ltd.	4,380	157,747
Elpida Memory Inc. (a)	2,700	89,928
Familymart Co. Ltd.	1,500	53,722
Fanuc Ltd.	5,400	513,563
Fast Retailing Co. Ltd.	1,500	132,273
Fuji Electric Holdings Co. Ltd.	15,000	60,945
Fuji Heavy Industries Ltd.	8,000	33,467
Fuji Soft Inc.	800	14,944
Fuji Television Network Inc.	15	22,121
FUJIFILM Holdings Corp.	13,600	481,621
Fujikura Ltd.	11,000	49,659
Fujitsu Ltd.	52,000	340,128
Fukuoka Financial Group Inc.	21,000	109,340
Furukawa Electric Co. Ltd.	18,000	58,146
Glory Ltd.	900	19,141
Goodwill Group Inc. (a)	22	2,856
Gunma Bank Ltd.	11,000	78,682
Gunze Ltd.	2,000	8,427
H20 Retailing Corp.	2,000	13,403
Hakuhodo DY Holdings Inc.	590	35,099
Hankyu Hanshin Holdings Inc.	34,000	147,010
HASEKO Corp.	36,000	53,090
Hikari Tsushin Inc.	900	26,545
Hino Motors Ltd.	8,000	52,809
Hirose Electric Co. Ltd.	900	101,033

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Cable Ltd.	4,000	$14,888
Hitachi Chemical Co. Ltd.	3,100	58,280
Hitachi Construction Machinery Co. Ltd.	3,000	75,090
Hitachi High-Technologies Corp.	2,000	33,086
Hitachi Ltd.	95,000	563,252
Hitachi Metals Ltd.	2,000	29,454
Hokkaido Electric Power Co. Inc.	4,900	113,799
Hokuhoku Financial Group Inc.	32,000	96,308
Hokuriku Electric Power Co.	2,300	54,224
Honda Motor Co. Ltd.	43,900	1,252,964
House Foods Corp.	1,200	17,853
Hoya Corp.	11,700	274,659
Ibiden Co. Ltd.	3,600	141,573
Idemitsu Kosan Co. Ltd.	600	46,409
IHI Corp.	39,000	75,512
INPEX Holdings Inc.	23	256,120
Isetan Co. Ltd. (b)	5,000	58,086
Isuzu Motors Ltd.	20,000	99,920
Ito En Ltd.	1,600	28,315
Itochu Corp.	43,000	424,478
Itochu Techno-Solutions Corp.	900	27,177
J. Front Retailing Co. Ltd.	11,400	72,737
JAFCO Co. Ltd. (a)	1,000	33,307
Japan Airlines Corp. (a)	23,000	59,761
Japan Petroleum Exploration Co.	900	59,591
Japan Prime Realty Investment Corp.	16	52,809
Japan Real Estate Investment Corp.	11	128,010
Japan Retail Fund Investment Corp.	10	63,102
Japan Steel Works Ltd.	10,000	170,445
Japan Tobacco Inc.	127	635,764
JFE Holdings Inc.	16,400	727,207
JGC Corp.	6,000	91,613
Joyo Bank Ltd.	19,000	96,067
JS Group Corp.	7,500	112,635
JSR Corp.	5,000	113,112
JTEKT Corp.	5,100	83,192
Jupiter Telecommunications Co. Ltd. (a)	64	59,839
Kajima Corp.	25,000	70,726
Kamigumi Co. Ltd.	7,000	55,337
Kaneka Corp.	8,000	50,000
Kansai Electric Power Co. Inc.	21,700	539,888
Kansai Paint Co. Ltd.	7,000	45,506
Kao Corp.	15,000	425,110
Kawasaki Heavy Industries Ltd.	40,000	89,085
Kawasaki Kisen Kaisha Ltd.	16,000	155,538
KDDI Corp.	71	433,778
Keihin Electric Express Railway Co. Ltd.	12,000	81,621
Keio Corp.	15,000	83,517
Keisei Electric Railway Co. Ltd.	8,000	42,937
Keyence Corp.	968	222,578
Kikkoman Corp.	4,000	49,157

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kinden Corp.	4,000	$38,483
Kintetsu Corp.	45,000	160,714
Kirin Holdings Co. Ltd.	22,000	416,031
KK DaVinci Advisors (a)	17	13,013
Kobe Steel Ltd.	74,000	210,835
Kokuyo Co. Ltd.	900	7,720
Komatsu Ltd.	25,200	699,017
Komori Corp.	800	16,613
Konami Corp.	2,600	97,813
Konica Minolta Holdings Inc.	14,000	190,169
Kose Corp.	480	10,377
Kubota Corp.	31,000	192,506
Kuraray Co. Ltd.	10,000	119,181
Kurita Water Industries Ltd.	3,000	110,453
Kyocera Corp.	4,600	386,256
Kyowa Hakko Kogyo Co. Ltd.	6,000	57,303
Kyushu Electric Power Co. Ltd.	10,600	258,939
Lawson Inc.	1,600	70,787
Leopalace21 Corp.	3,600	58,182
Mabuchi Motor Co. Ltd.	800	38,604
Makita Corp.	3,300	103,622
Marubeni Corp.	46,000	335,032
Marui Group Co. Ltd.	8,100	86,217
Matsui Securities Co. Ltd.	3,000	16,974
Matsumotokiyoshi Holdings Co. Ltd.	500	10,860
Matsushita Electric Industrial Co. Ltd.	55,000	1,191,814
Matsushita Electric Works Ltd.	11,114	114,284
Mazda Motor Corp.	13,000	46,037
Mediceo Paltac Holdings Co. Ltd.	4,200	76,095
Meiji Dairies Corp.	7,000	42,135
Meiji Seika Kaisha Ltd.	5,000	25,431
Meitec Corp.	500	15,148
Millea Holdings Inc.	21,000	775,281
Minebea Co. Ltd.	10,000	58,186
Mitsubishi Chemical Holdings Corp.	33,500	221,474
Mitsubishi Corp.	38,000	1,147,472
Mitsubishi Electric Corp.	54,000	466,974
Mitsubishi Estate Co. Ltd.	33,000	801,164
Mitsubishi Gas Chemical Co. Inc.	11,000	78,240
Mitsubishi Heavy Industries Ltd.	90,000	384,631
Mitsubishi Logistics Corp.	3,000	38,463
Mitsubishi Materials Corp.	32,000	139,005
Mitsubishi Motors Corp. (a)	50,000	82,263
Mitsubishi Rayon Co. Ltd.	15,000	48,004
Mitsubishi Tanabe Pharma Corp.	6,000	69,884
Mitsubishi UFJ Financial Group Inc.	245,760	2,120,321
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,140	39,685
Mitsui & Co. Ltd.	49,000	992,978
Mitsui Chemicals Inc.	19,000	125,803
Mitsui Engineering & Shipbuilding Co. Ltd.	21,000	56,250
Mitsui Fudosan Co. Ltd.	24,000	476,485

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsui Mining & Smelting Co. Ltd.	17,000	$53,210
Mitsui OSK Lines Ltd.	30,000	362,660
Mitsui Sumitomo Insurance Co. Ltd. (b)	35,000	353,581
Mitsukoshi Ltd. (b)	12,000	46,830
Mitsumi Electric Co. Ltd.	2,300	72,683
Mizuho Financial Group Inc.	258	944,723
Mizuho Trust & Banking Co. Ltd.	18,000	25,823
Murata Manufacturing Co. Ltd.	6,100	302,919
Namco Bandai Holdings Inc.	6,000	81,260
NEC Corp.	58,000	221,108
NEC Electronics Corp. (a)	1,000	19,342
NGK Insulators Ltd.	8,000	141,573
NGK Spark Plug Co. Ltd.	5,000	65,008
NHK Spring Co. Ltd.	4,000	28,331
Nichirei Corp.	4,000	19,222
Nidec Corp.	3,000	184,490
Nikon Corp.	9,000	239,717
Nintendo Co. Ltd.	2,800	1,443,820
Nippon Building Fund Inc.	14	176,966
Nippon Electric Glass Co. Ltd.	10,000	154,595
Nippon Express Co. Ltd.	22,000	126,465
Nippon Kayaku Co. Ltd.	1,000	6,069
Nippon Light Metal Co. Ltd.	7,000	10,534
Nippon Meat Packers Inc.	5,000	73,836
Nippon Mining Holdings Inc.	25,000	132,424
Nippon Oil Corp.	35,000	218,399
Nippon Paper Group Inc.	25	59,189
Nippon Sheet Glass Co. Ltd.	17,000	75,211
Nippon Shokubai Co. Ltd.	3,000	19,894
Nippon Steel Corp.	163,000	825,793
Nippon Telegraph & Telephone Corp.	147	634,129
Nippon Yusen Kabushiki Kaish	32,000	300,482
NIPPONKOA Insurance Co. Ltd.	10,000	76,244
Nishi-Nippon City Bank Ltd.	19,000	49,940
Nishimatsu Construction Co. Ltd.	3,000	6,441
Nissan Chemical Industries Ltd.	4,000	42,135
Nissan Motor Co. Ltd.	63,200	522,440
Nisshin Seifun Group Inc.	4,500	48,034
Nisshin Steel Co. Ltd.	23,000	79,605
Nisshinbo Industries Inc.	4,000	37,159
Nissin Food Products Co. Ltd.	2,600	87,640
Nitori Co. Ltd.	1,150	65,068
Nitto Denko Corp.	4,700	198,505
NOK Corp.	3,100	63,443
Nomura Holdings Inc.	49,700	742,907
Nomura Real Estate Holdings Inc.	1,500	24,980
Nomura Real Estate Office Fund Inc.	7	56,742
Nomura Research Institute Ltd.	3,000	78,401
NSK Ltd.	13,000	98,465
NTN Corp.	12,000	81,862
NTT Data Corp.	35	153,090
NTT DoCoMo Inc.	455	689,256
NTT Urban Development Corp.	35	50,211

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Obayashi Corp.	18,000	$75,482
OBIC Co. Ltd.	200	35,474
Odakyu Electric Railway Co. Ltd.	18,000	133,266
Oji Paper Co. Ltd.	24,000	108,106
Oki Electric Industry Co. Ltd. (a)	9,000	17,335
OKUMA Corp.	4,000	42,857
Okumura Corp.	2,000	10,193
Olympus Corp.	7,000	212,079
Omron Corp.	6,000	123,094
Ono Pharmaceutical Co. Ltd.	1,400	67,697
Onward Holdings Co. Ltd.	4,000	40,851
Oracle Corp. Japan	1,200	55,618
Oriental Land Co. Ltd.	1,400	82,163
Orix Corp.	2,580	352,006
Osaka Gas Co. Ltd.	57,000	227,588
OSAKA Titanium technologies Co.	600	37,139
OSG Corp.	1,100	12,735
OTSUKA Corp.	400	33,748
Pioneer Corp.	4,400	43,700
Promise Co. Ltd.	2,100	60,358
QP Corp.	1,700	17,549
Rakuten Inc.	185	110,800
Resona Holdings Inc.	162	269,783
Ricoh Co. Ltd.	19,000	312,219
Rinnai Corp.	600	19,623
Rohm Co. Ltd.	2,900	179,504
Round One Corp.	6	6,260
Ryohin Keikaku Co. Ltd.	400	23,194
Sanken Electric Co. Ltd.	1,000	5,879
Sankyo Co. Ltd.	1,600	95,024
Santen Pharmaceutical Co. Ltd.	2,100	48,982
Sanwa Holdings Corp.	3,000	13,032
Sanyo Electric Co. Ltd. (a)	44,000	92,697
Sapporo Hokuyo Holdings Inc.	8	55,778
Sapporo Holdings Ltd.	7,000	57,233
SBI E*Trade Securities Co. Ltd.	42	36,531
SBI Holdings Inc.	257	61,826
Secom Co. Ltd.	5,800	281,621
Sega Sammy Holdings Inc.	5,768	61,048
Seiko Epson Corp.	3,700	99,664
Seino Holdings Co. Ltd.	2,000	13,002
Sekisui Chemical Co. Ltd.	12,000	72,592
Sekisui House Ltd.	14,000	129,494
Seven & I Holdings Co. Ltd.	23,240	582,865
Sharp Corp.	28,000	475,843
Shikoku Electric Power Co. Inc.	2,600	77,337
Shimachu Co. Ltd.	700	21,032
Shimamura Co. Ltd.	600	51,405
Shimano Inc.	1,900	87,299
Shimizu Corp.	17,000	78,110
Shin-Etsu Chemical Co. Ltd.	11,500	594,151
Shinko Electric Industries Co. Ltd.	1,900	21,444
Shinko Securities Co. Ltd. (a)	16,000	46,549

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shinsei Bank Ltd.	27,000	$89,115
Shionogi & Co. Ltd.	9,000	153,672
Shiseido Co. Ltd.	9,000	237,911
Shizuoka Bank Ltd.	16,000	188,925
Showa Denko K.K.	31,000	104,494
Showa Shell Sekiyu K.K.	5,200	52,584
SMC Corp.	1,600	168,700
Softbank Corp. (a)	21,600	391,565
Sojitz Corp.	33,000	109,250
Sompo Japan Insurance Inc.	24,000	211,878
Sony Corp.	28,200	1,123,134
Sony Financial Holdings Inc.	25	101,073
Square Enix Co. Ltd.	1,400	48,876
Stanley Electric Co. Ltd.	4,400	107,263
SUMCO Corp.	3,300	72,005
Sumitomo Chemical Co. Ltd.	45,000	288,022
Sumitomo Corp.	30,000	395,164
Sumitomo Electric Industries Ltd.	20,600	260,807
Sumitomo Heavy Industries Ltd.	16,000	103,371
Sumitomo Metal Industries Ltd.	116,000	439,888
Sumitomo Metal Mining Co. Ltd.	16,000	297,753
Sumitomo Mitsui Financial Group Inc.	187	1,230,658
Sumitomo Osaka Cement Co. Ltd.	5,000	11,587
Sumitomo Realty & Development Co. Ltd.	11,000	193,890
Sumitomo Rubber Industries Ltd.	4,900	37,556
Sumitomo Trust & Banking Co. Ltd.	36,000	247,753
Suruga Bank Ltd.	6,000	75,662
Suzuken Co. Ltd.	1,940	79,795
Suzuki Motor Corp.	4,800	121,108
T&D Holdings Inc.	5,700	298,495
Taiheiyo Cement Corp.	26,000	62,600
Taisei Corp.	28,000	71,348
Taisho Pharmaceutical Co. Ltd.	4,000	79,334
Taiyo Nippon Sanso Corp.	8,000	64,045
Taiyo Yuden Co. Ltd.	3,000	29,254
Takara Holdings Inc.	3,000	20,616
Takashimaya Co. Ltd.	8,000	89,968
Takeda Pharmaceutical Co. Ltd.	23,900	1,196,439
Takefuji Corp.	3,100	65,620
TDK Corp.	3,500	206,812
Teijin Ltd.	26,000	109,551
Terumo Corp.	4,700	245,185
The Hachijuni Bank Ltd.	11,000	69,854
The Hiroshima Bank Ltd.	14,000	67,556
THK Co. Ltd.	3,500	60,288
Tobu Railway Co. Ltd.	24,000	128,090
Toda Corp.	3,000	12,339
Toho Co. Ltd.	3,300	77,468
Toho Titanium Co. Ltd.	900	23,114
Tohoku Electric Power Co. Inc.	12,300	300,466
Tokai Rika Co. Ltd.	1,300	33,974
Tokuyama Corp.	6,000	43,519

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyo Broadcasting System Inc.	1,000	$23,876
Tokyo Electric Power Co. Inc.	34,300	917,030
Tokyo Electron Ltd.	4,900	297,893
Tokyo Gas Co. Ltd.	64,000	258,748
Tokyo Seimitsu Co. Ltd.	500	9,179
Tokyo Steel Manufacturing Co. Ltd.	3,000	40,690
Tokyo Tatemono Co. Ltd.	8,000	52,648
Tokyu Corp.	31,000	157,986
Tokyu Land Corp.	12,000	75,241
TonenGeneral Sekiyu KK	7,000	59,902
Toppan Printing Co. Ltd.	16,000	185,554
Toray Industries Inc.	38,000	246,649
Toshiba Corp.	87,000	581,280
Tosoh Corp.	14,000	48,174
Toto Ltd.	7,000	66,222
Toyo Seikan Kaisha Ltd.	4,600	87,358
Toyo Suisan Kaisha Ltd.	2,000	30,096
Toyoda Gosei Co. Ltd.	2,000	75,241
Toyota Boshoku Corp.	1,900	56,897
Toyota Industries Corp.	5,000	177,568
Toyota Motor Corp.	76,300	3,804,284
Toyota Tsusho Corp.	6,000	127,307
Trend Micro Inc.	3,000	117,677
UBE Industries Ltd.	28,000	90,730
Unicharm Corp.	1,200	87,761
UNY Co. Ltd.	5,000	47,853
Urban Corp.	4,800	20,417
Ushio Inc.	3,000	56,340
USS Co. Ltd.	710	49,147
Wacoal Holdings Corp.	1,000	14,777
West Japan Railway Co.	48	210,915
Yahoo! Japan Corp.	432	224,494
Yakult Honsha Co. Ltd.	3,200	99,197
Yamada Denki Co. Ltd.	2,390	206,200
Yamaha Corp.	5,100	97,518
Yamaha Motor Co. Ltd.	5,100	93,834
Yamato Holdings Co. Ltd.	11,000	161,116
Yamato Kogyo Co. Ltd.	1,200	48,395
Yamazaki Baking Co. Ltd.	3,000	28,411
Yaskawa Electric Corp.	6,000	57,002
Yokogawa Electric Corp.	6,000	60,072
Zeon Corp.	5,000	22,372

		71,098,695

Netherlands (2.84%)
Aegon NV	41,512	610,806
Akzo Nobel NV	7,693	617,225
ASML Holding NV (a)	11,531	283,627

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Corio NV	1,172	$102,691
Corporate Express	2,139	24,888
Fugro NV	1,585	123,089
Heineken Holding NV	1,483	74,570
Heineken NV	6,931	402,568
ING Groep NV	53,161	1,990,770
Koninklijke Ahold NV (a)	35,849	532,008
Koninklijke DSM NV	3,859	186,123
Koninklijke KPN NV	52,716	890,512
Koninklijke Philips Electronics NV	32,346	1,237,335
OCE NV	1,100	18,721
Randstad Holding NV (a)	1,532	71,761
Reed Elsevier NV	17,640	336,418
SBM Offshore NV	3,900	125,790
TNT NV	11,066	411,080
TomTom NV (a)	1,720	71,145
Unilever NV CVA	48,520	1,629,302
Vedior NV - CVA	4,907	142,544
Wereldhave NV	295	36,392
Wolters Kluwer - CVA	8,109	214,691

		10,134,056

New Zealand (0.12%)
Auckland International Airport Ltd.	27,245	48,838
Contact Energy Ltd.	8,708	54,701
Fisher & Paykel Appliances Holdings Ltd. Class H	3,116	5,757
Fisher & Paykel Healthcare Corp. Ltd. Class C	6,611	15,229
Fletcher Building Ltd.	13,804	91,054
Kiwi Income Property Trust	3,706	3,526
Sky City Entertainment Group Ltd.	12,119	35,158
Sky Network Television Ltd.	3,770	14,227
Telecom Corp. of New Zealand Ltd.	52,099	153,191
Vector Ltd.	3,324	4,495

		426,176

Norway (1.05%)
Acergy SA	5,684	122,501
Aker Kvaerner ASA	4,381	99,796
Det Norske Oljeselskap (DNO) ASA (a)	11,016	19,664
DNO International ASA	20,896	317,194
Frontline Ltd.	737	33,721
Norsk Hydro ASA	19,238	280,314
Ocean Rig ASA (a)	2,371	18,158
Orkla ASA	23,721	300,451
Petroleum Geo-Services ASA (a)	4,986	123,369
Prosafe SE	5,735	90,096
Renewable Energy Corp. AS (a)	4,900	136,636
Schibsted ASA	626	18,685
SeaDrill Ltd.	7,117	190,770

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
StatoilHydro ASA	36,296	$1,087,665
Stolt-Nielsen SA	489	10,179
Storebrand ASA	11,609	91,416
Tandberg ASA	1,592	23,791
Telenor ASA (a)	23,876	457,139
TGS Nopec Geophysical Co. ASA (a)	1,467	21,347
Tomra Systems ASA	2,075	15,688
Yara International ASA	5,244	303,270

		3,761,850

Portugal (0.34%)
Banco BPI SA	6,508	34,420
Banco Comercial Portugues SA - R	51,031	165,964
Banco Espirito Santo SA Reg.	6,117	106,326
Brisa	8,564	122,360
CIMPOR-Cimentos de Portugal SGPS SA	5,105	46,262
Energias de Portugal SA	50,625	306,909
Jeronimo Martins SGPS SA	2,823	22,685
Portugal Telecom SGPS SA	23,396	271,852
Sonae Industria SGPS SA New (a)	907	6,300
Sonae SGPS SA	26,818	49,325
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	6,740	79,912

		1,212,315

Singapore (1.14%)
Allgreen Properties Ltd.	21,000	18,766
Ascendas Real Estate Investment Trust	28,000	48,414
Capitacommercial Trust	28,000	45,160
Capitaland Ltd.	49,128	226,643
Capitamall Trust	30,000	75,193
City Developments Ltd.	15,031	120,340
Comfortdelgro Corp. Ltd.	54,000	71,401
Cosco Corp. Singapore Ltd.	22,000	58,978
DBS Group Holdings Ltd.	32,445	424,287
Fraser and Neave Ltd.	23,500	82,804
Genting International PLC (a)	69,000	30,077
Haw Par Corp. Ltd.	374	1,867
Jardine Cycle & Carriage Ltd.	4,015	56,997
Keppel Corp. Ltd.	32,002	230,172
Keppel Land Ltd.	11,000	44,353
Neptune Orient Lines Ltd.	13,000	30,695
Noble Group Ltd.	28,000	44,753
Olam International Ltd.	19,000	29,678
Oversea-Chinese Banking Corp.	70,000	411,929
Parkway Holdings Ltd.	19,100	44,404
Sembcorp Industries Ltd.	25,200	74,513
Sembcorp Marine Ltd.	21,200	58,835
Singapore Airlines Ltd.	14,000	158,669

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Exchange Ltd.	23,000	$125,322
Singapore Land Ltd.	3,000	14,821
Singapore Petroleum Co. Ltd.	2,000	9,822
Singapore Post Ltd.	20,000	16,710
Singapore Press Holdings Ltd.	40,200	134,345
Singapore Technologies Engineering Ltd.	34,381	84,426
Singapore Telecommunications Ltd.	226,150	642,411
SMRT Corp. Ltd.	12,000	15,867
United Overseas Bank Ltd.	34,616	481,347
UOL Group Ltd.	16,461	46,162
Venture Corp. Ltd.	6,397	48,984
Wilmar International Ltd. (a)	12,000	36,442
Wing Tai Holdings Ltd.	8,400	13,365
Yanlord Land Group Ltd.	12,000	18,569

		4,077,521

Spain (4.39%)
Abertis Infraestructuras SA	7,048	229,662
Acciona SA	801	214,536
Acerinox SA	4,367	121,066
ACS Actividades de Construccion y Servicios SA	5,833	332,163
Antena 3 de Television SA	2,421	33,253
Banco Bilbao Vizcaya Argentaria SA	105,976	2,333,969
Banco de Sabadell SA	13,591	149,125
Banco Popular Espanol SA	23,901	433,938
Banco Santander SA	176,604	3,518,627
Bankinter SA	3,776	59,912
Cintra Concesiones de Infraestructuras de Transporte SA	6,055	89,571
Criteria Caixacorp SA	18,270	125,470
Enagas	4,141	123,757
Fomento de Construcciones y Contratas SA	1,258	82,819
Gamesa Corp Technologica SA	4,872	222,289
Gas Natural SDG SA	3,224	199,422
Gestevision Telecinco SA	2,804	57,062
Grupo Ferrovial SA	1,726	125,319
Iberdrola Renovables (a)	23,780	165,563
Iberdrola SA	99,320	1,539,790
Iberia Lineas Aereas de Espana SA	12,205	53,181
Inditex SA	6,134	340,782
Indra Sistemas SA	3,438	99,002
Mapfre SA	16,892	84,805
Promotora de Infomaciones SA	2,292	34,520
Red Electrica de Espana	3,016	184,651
Repsol YPF SA	22,328	770,572
Sacyr Vallehermoso SA	2,348	81,552
Sogecable SA (a)	1,534	67,254
Telefonica SA	121,851	3,501,175

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Union Fenosa SA	2,984	$200,547
Zardoya Otis SA	3,275	90,999
Zeltia SA	2,549	18,632

		15,684,985

Sweden (2.43%)
Alfa Laval AB	2,746	166,835
ASSA ABLOY AB Class B	8,948	162,264
Atlas Copco AB Class A	18,918	323,161
Atlas Copco AB Class B	10,840	170,120
Axfood AB	434	15,448
Billerud	1,194	13,564
Boliden AB	8,439	89,832
Castellum AB	2,302	28,088
D. Carnegie & Co. AB (a)	1,077	18,126
Electrolux AB Series B	7,310	119,950
Elekta AB Class B	1,267	21,856
Eniro AB	2,339	17,006
Ericsson LM Class B	418,577	821,395
Fabege AB	1,987	21,235
Getinge AB Class B	4,601	119,248
Getinge AB (a) (b)	287	7,463
Hennes & Mauritz AB Class B	13,326	818,599
Hoganas AB Class B	272	6,466
Holmen AB Class B	1,472	50,909
Husqvarna AB Class B	7,753	93,294
Investor AB B Shares	5,904	132,898
Kungsleden AB	2,049	25,432
Lundin Petroleum AB (a)	6,800	92,412
Millicom International Cellular SA (a)	934	88,970
Modern Times Group MTG AB Class B	1,492	103,956
Nobia AB	2,212	19,079
Nordea Bank AB	58,349	945,667
Oriflame Cosmetics SA	585	38,840
Sandvik AB	26,616	462,499
Scania AB Class B	10,311	216,481
Securitas AB Class B	8,524	112,614
Securitas Systems AB Class B	4,613	13,431
Skandinaviska Enskilda Banken AB
Class A (a)	13,093	342,648
Skanska AB Class B	10,525	210,789
SKF AB Class B	11,481	230,901
SSAB Svenskt Stal AB Series A	5,196	146,037
SSAB Svenskt Stal AB Series B	2,163	55,514
Svenska Cellulosa AB B Shares	15,114	275,350
Svenska Handelsbanken AB A Shares	13,905	404,851
Swedbank AB - A Shares	5,163	144,675
Swedish Match AB	7,726	168,385
Tele2 AB Class B	8,629	163,014
TeliaSonera AB	63,776	511,981
Trelleborg AB Class B	1,152	22,975
Volvo AB Class A	13,278	197,767

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Volvo AB Class B	30,515	$462,205
Wihlborgs Fastigheter AB	501	11,446

		8,685,676

Switzerland (7.15%)
ABB Ltd.	61,605	1,653,800
Actelion Ltd. Reg. (a)	2,690	146,676
Adecco SA Reg.	3,660	211,359
Ciba Holding AG	1,863	67,947
Compagnie Financiere Richemont AG
Class A	14,719	825,545
Credit Suisse Group	29,460	1,499,550
EFG International Reg.	1,215	41,597
Geberit AG Reg. (a)	1,120	166,912
Givaudan SA Reg.	178	176,100
Holcim Ltd.	5,948	624,687
Julius Baer Holding AG Reg.	2,970	218,914
Kudelski SA Bearer	412	6,049
Kuehne & Nagel International AG Reg.	1,535	153,562
Kuoni Reisen Holding AG Reg.	47	26,101
Lindt & Spruengli AG	22	73,104
Logitech International SA (a)	4,888	123,738
Lonza Group AG	1,290	171,073
Nestle SA	11,087	5,540,151
Nobel Biocare Holding AG (a)	666	154,915
Novartis AG	65,351	3,349,477
OC Oerlikon Corp. AG Reg. (a)	184	64,755
Pargesa Holding SA	334	37,231
PSP Swiss Property AG (a)	683	46,113
Rieter Holding AG	66	25,254
Roche Holding AG	19,822	3,730,472
Schindler Holding AG	1,400	104,884
SGS SA	133	191,244
Sonova Holding AG Reg.	1,309	120,078
Straumann Holding AG	224	63,945
Sulzer AG	83	109,736
Swiss Life Holding Reg. (a)	1,000	277,918
Swiss Reinsurance	9,984	872,130
Swisscom AG	645	220,986
Syngenta AG Reg.	2,934	859,726
Synthes Inc.	1,686	235,812
The Swatch Group AG Class B	897	239,808
The Swatch Group AG Reg. (a)	1,495	76,775
UBS AG Reg.	58,294	1,694,054
Zurich Financial Services AG Reg.	4,135	1,302,206

		25,504,384

United Kingdom (21.38%)
3i Group PLC	11,205	184,575
Aggreko PLC	3,990	51,116
Alliance & Leicester PLC	5,539	56,999

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
AMEC PLC	9,756	$140,086
Anglo American PLC	37,330	2,243,354
Antofagasta PLC	5,632	78,355
ARM Holdings PLC	39,814	69,535
Arriva PLC	3,245	44,180
Associated British Foods PLC	4,972	86,342
AstraZeneca PLC	41,389	1,547,568
Aviva PLC	74,591	914,129
BAE Systems PLC	99,641	959,594
Balfour Beatty PLC	11,946	111,668
Barclays PLC	188,517	1,694,855
Barratt Developments PLC	8,222	67,474
BBA Aviation PLC	6,828	20,395
BG Group PLC	95,095	2,202,483
BHP Billiton PLC	63,842	1,894,225
Biffa PLC	5,342	36,974
Bovis Homes Group PLC	1,889	22,719
BP PLC	535,502	5,441,454
British Airways PLC (a)	16,505	76,732
British American Tobacco PLC	42,856	1,608,374
British Energy Group PLC	29,176	377,825
British Land Co. PLC	14,703	267,729
British Sky Broadcasting Group PLC	32,449	358,385
Brixton PLC	4,728	30,965
BT Group PLC	230,376	993,301
Bunzl PLC	9,724	136,925
Burberry Group PLC	12,670	113,281
Cadbury Schweppes PLC	59,360	652,072
Capita Group PLC	17,359	233,754
Carnival PLC	4,845	192,409
Carphone Warehouse Group PLC	12,090	68,384
Cattles PLC	6,313	29,005
Centrica PLC	104,508	618,606
Charter PLC	2,422	40,858
Close Brothers Group PLC	2,191	26,829
Cobham PLC	31,040	123,207
Compass Group PLC	54,180	346,510
Cookson Group PLC	3,244	42,750
CSR PLC (a)	1,972	12,759
Daily Mail & General Trust Class A NV	9,036	77,517
De La Rue PLC	2,324	40,888
Diageo PLC	73,710	1,486,292
DSG International PLC	51,195	64,519
Electrocomponents PLC	6,814	24,579
Enterprise Inns PLC	15,153	120,670
Eurasian Natural Resources Corp. (a)	8,954	175,040
Experian Group Ltd.	29,139	212,239
FirstGroup PLC	12,742	142,500
FKI PLC	7,924	10,969
Friends Provident PLC	54,011	132,490
G4S PLC	32,318	146,079
Galiform PLC (a)	9,609	15,113
GKN PLC	20,220	122,094

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
GlaxoSmithKline PLC	156,262	$3,305,937
Great Portland Estates PLC	3,306	34,742
Hammerson PLC	8,306	183,637
Hays PLC	40,164	91,070
HBOS PLC	106,181	1,180,100
Home Retail Group PLC	24,878	128,990
HSBC Holdings PLC	332,617	5,479,065
ICAP PLC	14,880	168,035
IMI PLC	9,589	86,543
Imperial Tobacco Group PLC	19,182	882,452
Inchcape PLC	13,002	103,734
InterContinental Hotels Group PLC	8,476	127,846
International Power PLC	42,445	335,269
Intertek Group PLC	2,458	50,344
Invensys PLC (a)	22,863	102,094
Investec PLC	11,241	75,517
ITV PLC	97,022	121,887
J Sainsbury PLC	45,029	306,528
Johnson Matthey PLC	6,371	253,516
Kazakhmys PLC	2,935	93,024
Kesa Electricals PLC	15,494	63,268
Kingfisher PLC	66,462	174,113
Ladbrokes PLC	18,919	116,867
Land Securities Group PLC	13,452	402,865
Legal & General Group PLC	185,389	465,066
Liberty International PLC	7,551	146,189
Lloyds TSB Group PLC	159,559	1,428,176
LogicaCMG PLC	41,525	87,151
London Stock Exchange Group PLC	4,510	108,125
Lonmin PLC	2,191	133,538
Man Group PLC	48,230	530,766
Marks & Spencer Group PLC	47,869	367,900
Meggitt PLC	19,365	105,978
Misys PLC	7,776	21,374
Mondi PLC	10,557	87,579
National Express Group PLC	3,755	74,896
National Grid PLC	73,240	1,005,135
Next PLC	6,078	137,394
Old Mutual PLC	148,809	326,344
PartyGaming PLC (a)	19,159	7,890
Pearson PLC	22,945	310,340
Persimmon PLC	8,238	125,074
Premier Farnell PLC	6,009	21,258
Prudential PLC	70,622	932,765
Punch Taverns PLC	7,915	84,669
Rank Group PLC	7,013	12,283
Reckitt Benckiser Group PLC	17,160	950,520
Reed Elsevier PLC	31,590	401,876
Rentokil Intial PLC	51,130	98,685
Resolution PLC	19,537	265,409
Reuters Group PLC	35,921	413,486
Rexam PLC	18,909	160,056
Rio Tinto PLC	28,169	2,925,540

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Rolls-Royce Group PLC (a)	51,188	$409,409
Rolls-Royce Group PLC Class B
Entitlement Shares (b)	4,586,445	9,102
Royal Bank of Scotland Group PLC	282,634	1,891,735
Royal Dutch Shell PLC Class A	101,503	3,499,150
Royal Dutch Shell PLC Class B	78,058	2,627,406
SABMiller PLC	25,720	563,539
Sage Group PLC	37,679	140,660
Schroders PLC	3,398	63,257
Scottish & Newcastle PLC	22,809	357,616
Scottish & Southern Energy PLC	24,660	687,138
Segro PLC	12,296	123,969
Serco Group PLC	14,001	126,084
Severn Trent PLC	6,933	195,248
Shire PLC	7,846	151,589
Signet Group PLC	48,078	58,921
Smith & Nephew PLC	26,017	344,145
Smiths Group PLC	11,182	208,608
SSL International PLC	2,997	26,974
Stagecoach Group PLC	15,398	73,954
Stagecoach Group PLC Deferred Shares (a) (b)	23,953	0
Standard Chartered PLC	19,557	668,374
Standard Life PLC	62,004	303,026
Tate & Lyle PLC	13,440	144,038
Taylor Wimpey PLC	30,307	112,779
Tesco PLC	221,993	1,669,792
The Berkeley Group Holdings PLC (a)	2,624	58,014
The Davis Service Group PLC	2,899	28,422
Thomas Cook Group PLC	13,915	80,088
Tomkins PLC	24,913	88,380
Travis Perkins PLC	3,351	71,294
Trinity Mirror PLC	4,805	28,132
Tui Travel PLC	16,950	86,707
Tullett Prebon PLC	2,940	27,789
Tullow Oil PLC	20,332	266,524
Unilever PLC	36,962	1,246,329
United Business Media PLC	7,128	76,250
United Utilities PLC	25,653	351,549
Vedanta Resources PLC	2,030	84,444
Vodafone Group PLC	1,499,276	4,490,087
Whitbread PLC	5,767	133,569
William Hill PLC	10,064	75,051
William Morrison Supermarkets PLC	34,102	185,614
Wolseley PLC	18,802	197,772
WPP Group PLC	32,609	388,952
Xstrata PLC	17,801	1,246,045

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Yell Group PLC	22,560	$68,952

		76,329,111

Total Common Stocks
(cost $263,539,027)		351,983,204

Preferred Stocks (0.44%)
Germany (0.41%)
Bayerische Moteren Werke (BMW) AG	596	26,261
Fresenius SE PFD	1,057	88,026
Henkel KGaA	5,109	236,168
Porsche Automobil Holding SE PFD	2,490	455,141
ProSiebenSat.1 Media AG	2,408	52,082
RWE AG-Non Voting PFD	1,105	104,828
Volkswagen AG PFD	2,983	495,666

		1,458,172

Italy (0.03%)
IFI - Istituto Finanziario Industriale SpA (a)	1,606	44,219
Unipol Gruppo Finanziario SpA	25,462	73,120

		117,339

Total Preferred Stocks
(cost $714,560)		1,575,511

TOTAL INVESTMENTS (99.05%)
(cost $264,253,587)		353,558,715
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.95%) (c)		3,387,677

NET ASSETS (100.0%)		$356,946,392

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2008, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$129,801,978	36.72%
British Pound	76,329,111	21.59
Japanese Yen	71,098,695	20.11
Swiss Franc	25,504,384	7.21
Australian Dollar	22,513,228	6.37
Swedish Krona	8,685,676	2.46
Hong Kong Dollar	7,750,370	2.19
Singapore Dollar	4,077,521	1.15
Norwegian Krone	3,761,851	1.06
Danish Krone	3,609,725	1.02
New Zealand Dollar	426,176	0.12

Total Investments	353,558,715	100.00%

INTERNATIONAL EQUITY INDEX FUND

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$93,803,273	26.27%
Industrials	43,687,537	12.24
Materials	38,261,236	10.72
Consumer Discretionary	37,466,400	10.50
Consumer Staples	30,227,292	8.47
Energy	27,263,787	7.64
Health Care	22,613,869	6.34
Utilities	21,457,270	6.01
Telecommunication Services	20,422,762	5.72
Information Technology	18,355,289	5.14

Total Stocks	353,558,715	99.05
Cash and Other Assets, Net of Liabilities	3,387,677	0.95

Net Assets	$356,946,392	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Registered Investment Companies (99.71%)
State Farm Variable Product Trust Bond Fund (40.86%) (a)	3,688,184	$37,582,590
State Farm Variable Product Trust Large Cap Equity Index Fund (58.85%) (a)	4,033,462	54,129,068

Total Registered Investment Companies
(cost $88,273,963)		91,711,658

TOTAL INVESTMENTS (99.71%)
(cost $88,273,963)		91,711,658
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.29%)		271,281

NET ASSETS (100.00%)		$91,982,939

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (82.79%)
Aerospace/Defense (0.52%)
General Dynamics Corp. 3.000%, 05/15/2008	$1,000,000	$999,730

Agriculture, Foods, & Beverage (7.03%)
Sara Lee Corp. 2.750%, 06/15/2008	1,000,000	998,471
Kraft Foods Inc. 4.125%, 11/12/2009	1,000,000	1,001,874
Campbell Soup Co. 6.750%, 02/15/2011	1,000,000	1,082,449
PepsiAmericas Inc. 5.625%, 05/31/2011	1,000,000	1,057,712
HJ Heinz Co. 6.625%, 07/15/2011	1,000,000	1,064,012
Hershey Co. 5.300%, 09/01/2011	500,000	519,679
ConAgra Foods Inc. 6.750%, 09/15/2011	1,000,000	1,078,256
Kraft Foods Inc. 5.625%, 11/01/2011	1,000,000	1,018,900
Pepsico Inc. 5.150%, 05/15/2012	1,000,000	1,059,953
PepsiAmericas Inc. 5.750%, 07/31/2012	500,000	526,890
General Mills Inc. 5.650%, 09/10/2012	500,000	520,020
Hershey Co. 5.450%, 09/01/2016	500,000	502,317
General Mills Inc. 5.700%, 02/15/2017	1,000,000	1,008,228
Coca-Cola Co. 5.350%, 11/15/2017	2,000,000	2,086,936

		13,525,697

Automotive (0.71%)
Ford Motor Credit Co. 7.375%, 02/01/2011	1,000,000	833,861
Toyota Motor Credit Corp. 5.450%, 05/18/2011	500,000	532,131

		1,365,992

Banks (7.86%)
Bank One Corp. 2.625%, 06/30/2008	1,000,000	997,774
Bank of New York 5.050%, 03/03/2009	500,000	504,663
Wells Fargo & Co. 4.200%, 01/15/2010	1,000,000	1,016,691
Bank of America Corp. 4.250%, 10/01/2010	1,500,000	1,523,391
Wells Fargo & Co. 4.875%, 01/12/2011	500,000	508,676

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp. 4.950%, 01/14/2011	$1,000,000	$1,031,602
Wachovia Corp. 5.350%, 03/15/2011	500,000	512,503
Charter One Bank FSB 5.500%, 04/26/2011	1,000,000	1,040,698
Royal Bank of Canada 5.650%, 07/20/2011	500,000	523,829
Bank of America Corp. 5.375%, 08/15/2011	500,000	521,530
Barclays Bank PLC 5.450%, 09/12/2012	1,000,000	1,024,241
Wachovia Corp. 5.700%, 08/01/2013	500,000	500,028
Mellon Funding Corp. 5.200%, 05/15/2014	500,000	490,243
US Bank NA 4.950%, 10/30/2014	500,000	509,665
Fifth Third Bank 4.750%, 02/01/2015	500,000	458,437
SunTrust Banks Inc. 5.000%, 09/01/2015	500,000	451,492
Wachovia Bank NA 5.600%, 03/15/2016	500,000	480,735
Wells Fargo Bank NA 5.750%, 05/16/2016	500,000	515,446
Bank of America NA 6.000%, 06/15/2016	500,000	516,581
Wachovia Corp. 5.750%, 06/15/2017	500,000	485,301
Deutsche Bank AG London 6.000%, 09/01/2017	1,000,000	1,041,119
Suntrust Banks Inc. 6.000%, 09/11/2017	500,000	473,773

		15,128,418

Building Materials & Construction (2.81%)
Lafarge SA 6.150%, 07/15/2011	500,000	510,072
CRH America Inc. 5.625%, 09/30/2011	500,000	502,597
Hanson Australia Funding 5.250%, 03/15/2013	1,000,000	1,005,678
Leggett & Platt Inc. 4.700%, 04/01/2013	1,000,000	1,040,124
Masco Corp. 4.800%, 06/15/2015	500,000	446,552
Hanson PLC 6.125%, 08/15/2016	500,000	488,626
CRH America Inc. 6.000%, 09/30/2016	1,000,000	951,493

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Masco Corp. 5.850%, 03/15/2017	$500,000	$455,335

		5,400,477

Chemicals (2.65%)
The Dow Chemical Co. 5.750%, 12/15/2008	1,000,000	1,014,741
Air Products & Chemicals Inc. 4.125%, 12/01/2010	1,000,000	1,034,836
E.I. du Pont de Nemours and Co. 4.125%, 03/06/2013	1,000,000	1,004,623
Rohm & Haas Co. 5.600%, 03/15/2013	500,000	515,426
Praxair Inc. 5.375%, 11/01/2016	1,000,000	1,015,561
Rohm & Haas Co. 6.000%, 09/15/2017	500,000	507,541

		5,092,728

Commercial Service/Supply (1.82%)
RR Donnelley & Sons Co. 3.750%, 04/01/2009	1,000,000	990,051
4.950%, 05/15/2010	500,000	483,912
Dun & Bradstreet Corp. 5.500%, 03/15/2011	500,000	519,919
RR Donnelley & Sons Co. 5.625%, 01/15/2012	500,000	494,042
Pitney Bowes Inc. 5.750%, 09/15/2017	1,000,000	1,017,462

		3,505,386

Computers (0.54%)
International Business Machines Corp. 5.700%, 09/14/2017	1,000,000	1,047,561

Consumer & Marketing (4.85%)
Newell Rubbermaid Inc. 4.625%, 12/15/2009	1,000,000	1,003,790
Unilever Capital Corp. 7.125%, 11/01/2010	1,000,000	1,096,446
Avon Products Inc. 5.125%, 01/15/2011	500,000	512,304
Clorox Co. 6.125%, 02/01/2011	1,000,000	1,043,317
Whirlpool Corp. 6.125%, 06/15/2011	1,000,000	1,047,150
Reed Elsevier Capital 4.625%, 06/15/2012	500,000	493,670
Kimberly-Clark Corp. 5.000%, 08/15/2013	1,000,000	1,044,876
The Procter & Gamble Co. 4.950%, 08/15/2014	1,000,000	1,046,404

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Black & Decker Corp. 5.750%, 11/15/2016	$500,000	$480,925
Estee Lauder Co. Inc. 5.550%, 05/15/2017	1,000,000	1,020,725
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	540,323

		9,329,930

Electronic/Electrical Mfg. (1.62%)
Emerson Electric Co. 5.500%, 09/15/2008	500,000	504,265
5.750%, 11/01/2011	1,000,000	1,069,817
General Electric Co. 5.000%, 02/01/2013	1,000,000	1,035,823
Emerson Electric Co. 5.125%, 12/01/2016	500,000	505,016

		3,114,921

Financial Services (5.63%)
Household Finance Corp. 4.125%, 11/16/2009	1,000,000	984,573
Citigroup Inc. 4.125%, 02/22/2010	500,000	495,212
SLM Corp. 4.500%, 07/26/2010	1,000,000	820,520
John Deere Capital Corp. 4.875%, 10/15/2010	1,000,000	1,039,787
American Express Credit 5.000%, 12/02/2010	1,000,000	1,025,019
SLM Corp. 5.450%, 04/25/2011	500,000	402,020
HSBC Finance Corp. 5.700%, 06/01/2011	500,000	503,012
John Deere Capital Corp. 5.650%, 07/25/2011	500,000	529,294
American Express Co. 5.250%, 09/12/2011	500,000	502,216
HSBC Finance Corp. 5.250%, 01/15/2014	500,000	495,438
JPMorgan Chase & Co. 5.375%, 01/15/2014	500,000	512,310
General Electric Capital Corp. 4.875%, 03/04/2015	500,000	498,979
Citigroup Inc. 5.300%, 01/07/2016	500,000	481,819
General Electric Capital Corp. 5.375%, 10/20/2016	500,000	507,721
5.400%, 02/15/2017	500,000	507,718
John Deere Capital Corp. 5.500%, 04/13/2017	500,000	513,137
Citigroup Inc. 6.000%, 08/15/2017	500,000	493,020

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	$500,000	$517,463

		10,829,258

Forest Products & Paper (0.25%)
International Paper Co. 4.000%, 04/01/2010	500,000	491,454

Health Care (8.51%)
Bristol-Myers Squibb Co. 4.000%, 08/15/2008	1,000,000	1,000,505
Abbott Laboratories 5.400%, 09/15/2008	500,000	504,313
3.500%, 02/17/2009	500,000	501,577
Hillenbrand Industries 4.500%, 06/15/2009	1,000,000	1,012,830
Amgen Inc. 4.000%, 11/18/2009	1,000,000	1,010,100
Baxter FinCo BV 4.750%, 10/15/2010	1,000,000	1,032,836
Abbott Laboratories 5.600%, 05/15/2011	500,000	530,838
Johnson & Johnson 5.150%, 08/15/2012	500,000	540,692
AstraZeneca PLC 5.400%, 09/15/2012	500,000	527,473
Merck & Co. Inc. 4.375%, 02/15/2013	1,000,000	1,026,523
Becton Dickinson & Co. 4.550%, 04/15/2013	1,000,000	1,023,772
Schering-Plough Corp. 5.550%, 12/01/2013	500,000	516,410
AstraZeneca PLC 5.400%, 06/01/2014	1,000,000	1,062,815
Boston Scientific Corp. 5.450%, 06/15/2014	1,000,000	917,500
Merck & Co. Inc. 4.750%, 03/01/2015	500,000	505,717
Abbott Laboratories 5.875%, 05/15/2016	500,000	532,983
Baxter International Inc. 5.900%, 09/01/2016	500,000	527,756
Eli Lilly & Co. 5.200%, 03/15/2017	1,000,000	1,028,164
Wyeth 5.450%, 04/01/2017	500,000	509,248
Amgen Inc. 5.850%, 06/01/2017	500,000	499,603
Johnson & Johnson 5.550%, 08/15/2017	500,000	539,737
AstraZeneca PLC 5.900%, 09/15/2017	500,000	528,531

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Schering-Plough Corp. 6.000%, 09/15/2017	$500,000	$502,485

		16,382,408

Machinery & Manufacturing (7.08%)
Dover Corp. 6.250%, 06/01/2008	1,425,000	1,430,478
BF Goodrich Co. 6.600%, 05/15/2009	1,000,000	1,034,755
3M Co. 5.125%, 11/06/2009	2,000,000	2,086,020
Honeywell International Inc. 7.500%, 03/01/2010	1,000,000	1,077,804
United Technologies Corp. 4.375%, 05/01/2010	1,500,000	1,537,657
Johnson Controls Inc. 5.250%, 01/15/2011	1,000,000	1,031,840
Caterpillar Inc. 6.550%, 05/01/2011	1,000,000	1,090,371
Bemis Co. Inc. 4.875%, 04/01/2012	500,000	507,331
Johnson Controls Inc. 4.875%, 09/15/2013	750,000	752,410
Caterpillar Inc. 5.700%, 08/15/2016	500,000	526,102
Eaton Corp. 5.300%, 03/15/2017	1,000,000	988,758
Honeywell International Inc. 5.300%, 03/15/2017	500,000	514,337
Cooper U.S. Inc. 6.100%, 07/01/2017	1,000,000	1,055,532

		13,633,395

Media & Broadcasting (2.54%)
New York Times Co. 4.500%, 03/15/2010	500,000	498,957
Gannett Co. 5.750%, 06/01/2011	1,000,000	1,009,657
Knight-Ridder Inc. 7.125%, 06/01/2011	1,000,000	802,411
The Walt Disney Co. 5.700%, 07/15/2011	1,000,000	1,060,646
New York Times Co. 5.000%, 03/15/2015	500,000	471,158
The Walt Disney Co. 5.625%, 09/15/2016	1,000,000	1,047,853

		4,890,682

Mining & Metals (3.10%)
Rio Tinto Finance USA Ltd. 2.625%, 09/30/2008	1,000,000	992,820

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcan Inc. 6.450%, 03/15/2011	$500,000	$532,285
BHP Billiton Finance Ltd. 5.125%, 03/29/2012	500,000	508,277
BHP Finance USA 4.800%, 04/15/2013	1,000,000	999,026
Barrick Gold Finance Inc. 4.875%, 11/15/2014	1,000,000	985,917
Alcan Inc. 5.000%, 06/01/2015	500,000	491,200
Alcoa Inc. 5.550%, 02/01/2017	1,000,000	974,083
BHP Billiton Finance Ltd. 5.400%, 03/29/2017	500,000	486,831

		5,970,439

Oil & Gas (4.90%)
BP Capital Markets PLC 4.875%, 03/15/2010	1,000,000	1,038,779
Shell International Finance 5.625%, 06/27/2011	1,500,000	1,609,567
Conoco Funding Co. 6.350%, 10/15/2011	1,000,000	1,089,532
National Fuel Gas Co. 5.250%, 03/01/2013	1,000,000	1,035,347
Anadarko Petroleum Corp. 5.950%, 09/15/2016	1,000,000	1,034,148
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	523,958
Apache Corp. 5.625%, 01/15/2017	500,000	521,593
Shell International Finance 5.200%, 03/22/2017	500,000	527,856
Canadian National Resources 5.700%, 05/15/2017	500,000	505,631
Weatherford International Inc. 6.350%, 06/15/2017	500,000	517,179
EOG Resources Inc. 5.875%, 09/15/2017	500,000	524,169
Husky Energy Inc. 6.200%, 09/15/2017	500,000	513,277

		9,441,036

Retailers (7.13%)
Safeway Inc. 4.125%, 11/01/2008	1,000,000	1,003,421
May Department Stores Co. 4.800%, 07/15/2009	1,000,000	988,204
CVS Corp. 4.000%, 09/15/2009	1,000,000	1,000,438
Home Depot Inc. 3.750%, 09/15/2009	1,000,000	990,017

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc. 4.000%, 01/15/2010	$500,000	$506,250
Home Depot Inc. 4.625%, 08/15/2010	500,000	500,585
5.200%, 03/01/2011	500,000	504,993
CVS Corp. 5.750%, 08/15/2011	500,000	523,047
Costco Wholesale Corp. 5.300%, 03/15/2012	1,000,000	1,053,403
Lowe’s Companies Inc. 5.600%, 09/15/2012	500,000	523,774
5.000%, 10/15/2015	1,000,000	1,003,653
Target Corp. 5.875%, 07/15/2016	1,000,000	1,036,414
Lowe’s Companies Inc. 5.400%, 10/15/2016	500,000	507,685
McDonald’s Corp. 5.300%, 03/15/2017	1,000,000	1,019,237
Wal-Mart Stores Inc. 5.375%, 04/05/2017	1,000,000	1,031,978
Target Corp. 5.375%, 05/01/2017	500,000	496,261
CVS Caremark Corp. 5.750%, 06/01/2017	500,000	507,780
Wal-Mart Stores Inc. 5.800%, 02/15/2018	500,000	524,013

		13,721,153

Telecom & Telecom Equipment (3.97%)
SBC Communications Inc. 5.300%, 11/15/2010	1,000,000	1,037,590
Verizon Communications 5.350%, 02/15/2011	1,000,000	1,035,678
Cisco Systems Inc. 5.250%, 02/22/2011	1,000,000	1,043,883
Deutsche Telekom International Finance 5.375%, 03/23/2011	500,000	508,311
Vodafone Group PLC 5.500%, 06/15/2011	1,000,000	1,016,960
Telefonica Emisiones SAU 5.855%, 02/04/2013	1,000,000	1,009,827
BellSouth Corp. 5.200%, 09/15/2014	1,000,000	998,345
Verizon Communications 5.500%, 04/01/2017	1,000,000	985,383

		7,635,977

Utilities & Energy (9.27%)
Pacificorp 4.300%, 09/15/2008	1,000,000	1,002,994
Atmos Energy Corp. 4.000%, 10/15/2009	1,000,000	995,200

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co. 4.740%, 08/15/2010	$1,000,000	$1,023,181
Southern California Gas 4.375%, 01/15/2011	1,000,000	1,021,209
Appalachian Power Co. 5.550%, 04/01/2011	500,000	510,092
Duke Energy Corp. 6.250%, 01/15/2012	500,000	536,956
MidAmerican Energy Co. 5.650%, 07/15/2012	500,000	527,755
Appalachian Power Co. 5.650%, 08/15/2012	500,000	514,193
Vectren Utility Holdings 5.250%, 08/01/2013	500,000	506,494
Union Electric Co. 5.500%, 05/15/2014	1,000,000	1,013,916
Carolina Power & Light 5.250%, 12/15/2015	1,000,000	1,026,020
Ohio Power Co. 6.000%, 06/01/2016	1,000,000	1,004,382
Commonwealth Edison Co. 5.950%, 08/15/2016	500,000	507,854
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	500,000	494,095
Consolidated Edison Co. NY 5.300%, 12/01/2016	1,000,000	1,015,189
Georgia Power Co. 5.700%, 06/01/2017	1,000,000	1,037,471
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	980,336
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	511,116
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	987,327
Union Electric Co. 6.400%, 06/15/2017	500,000	525,467
MidAmerican Energy Co. 5.950%, 07/15/2017	500,000	524,288
Commonwealth Edison Co. 6.150%, 09/15/2017	500,000	513,306
Florida Power Corp. 5.800%, 09/15/2017	500,000	530,591
Virginia Electric & Power 5.950%, 09/15/2017	500,000	526,558

		17,835,990

Total Corporate Bonds
(cost $156,408,813)		159,342,632

	Shares or principal amount	Value
Government Agency Securities (9.67%) (a)
Federal Home Loan Mortgage Corp. 5.125%, 10/15/2008	$4,000,000	$4,062,192
6.625%, 09/15/2009	2,000,000	2,124,258
4.500%, 07/15/2013	1,500,000	1,580,184
5.200%, 03/05/2019	2,000,000	2,035,386
5.300%, 05/12/2020	2,000,000	2,040,958
Federal National Mortgage Association 3.250%, 08/15/2008	1,500,000	1,504,593
6.625%, 09/15/2009	2,000,000	2,124,258
5.550%, 02/16/2017	3,000,000	3,150,180

Total Government Agency Securities
(cost $17,931,282)		18,622,009

U.S. Treasury Obligations (2.13%)
U.S. Treasury Notes 5.000%, 08/15/2011	900,000	989,930
4.000%, 11/15/2012	900,000	966,445
3.875%, 02/15/2013	2,000,000	2,134,062

Total U.S. Treasury Obligations
(cost $3,813,521)		4,090,437

Short-term Investments (4.37%)
JPMorgan U.S. Treasury Plus Money Market Fund	8,410,793	8,410,793

Total Short-term Investments
(cost $8,410,793)		8,410,793

TOTAL INVESTMENTS (98.96%)
(cost $186,564,409)		190,465,871
OTHER ASSETS, NET OF LIABILITIES (1.04%)		2,004,795

NET ASSETS (100.00%)		$192,470,666

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Principal amount	Value
Short-term Investments (100.02%)
Automotive (19.46%)
Toyota Motor Credit Corp. 2.000%, 05/15/2008	$2,600,000	$2,593,645
American Honda Finance Corp. 2.850%, 04/09/2008	2,500,000	2,498,417
New Center Asset Trust 3.400%, 04/16/2008	2,500,000	2,496,458
FCAR Owner Trust Series I 3.000%, 05/20/2008	2,600,000	2,589,383

		10,177,903

Chemicals (4.77%)
E.I. du Pont de Nemours and Co. (a) 2.220%, 04/24/2008	2,500,000	2,496,454

Financial Services (24.59%)
HSBC Finance Corp. 2.750%, 04/14/2008	2,580,000	2,577,438
Caterpillar Financial Services Corp. 2.750%, 04/02/2008	2,500,000	2,499,809
Chevron Funding Corp. 2.250%, 04/15/2008	2,590,000	2,587,734
General Electric Capital Corp. 2.300%, 04/29/2008	2,610,000	2,605,331
Citigroup Funding 2.550%, 05/28/2008	2,600,000	2,589,502

		12,859,814

Government Agency Securities (34.66%) (b)
Federal Home Loan Bank 2.700%, 04/04/2008	2,500,000	2,499,438
2.700%, 04/18/2008	1,500,000	1,498,066
2.750%, 04/23/2008	3,000,000	2,994,958
2.850%, 05/07/2008	2,000,000	1,994,300
Federal Home Loan Mortgage Corp. 2.820%, 04/21/2008	2,000,000	1,996,867
2.550%, 04/28/2008	1,500,000	1,497,131
2.450%, 05/12/2008	2,200,000	2,193,862
1.910%, 06/16/2008	3,470,000	3,456,008

		18,130,630

	Shares or principal amount	Value
Short-term Investments (Cont.)
Health Care (4.92%)
Pfizer Inc. 2.630%, 08/05/2008	$2,600,000	$2,576,067

Machinery & Manufacturing (4.96%)
3M Co. 2.050%, 05/23/2008	2,600,000	2,592,301

Registered Investment Companies (1.70%)
JPMorgan U.S. Treasury Plus Money Market Fund	889,972	889,972

Telecom & Telecom Equipment (4.96%)
AT&T Inc. (a) 2.650%, 05/09/2008	2,600,000	2,592,727

Total Short-term Investments
(cost $52,315,868)		52,315,868

TOTAL INVESTMENTS (100.02%)
(cost $52,315,868)		52,315,868
LIABILITIES, NET OF OTHER ASSETS (-0.02%)		(9,837)

NET ASSETS (100.00%)		$52,306,031

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $5,089,181 or 9.73% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of March 31, 2008. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The Fund may also invest in companies located in other countries, including up to 10% of its net assets in companies located in emerging or developing markets. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (‘Russell’). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of March 31, 2008:

Fund	Investments in Securities				Other Financial Instruments
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund	$36,538,796	$366,152	$—	$36,904,948	$—	$—	$—	$—
Small/Mid Cap Equity Fund	38,530,469	—	—	38,530,469	—	—	—	—
International Equity Fund	41,760,806	1,432,463	—	43,193,269	(257)	—	—	(257)
Large Cap Index Fund	541,559,655	4,822,267	—	546,381,922	94,369	—	—	94,369
Small Cap Index Fund	234,992,050	12,644,368	—	247,636,418	142,882	—	—	142,882
International Index Fund	353,082,316	476,399	0	353,558,715	32,249	—	—	32,249
Balanced Fund	91,711,658	—	—	91,711,658	—	—	—	—
Bond Fund	8,410,793	182,055,078	—	190,465,871	—	—	—	—
Money Market Fund	889,972	51,425,896	—	52,315,868	—	—	—	—

Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2007 or March 31, 2008. The remaining Funds did not hold any Level 3 securities as of December 31, 2007 or March 31, 2008.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of March 31, 2008.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

As of March 31, 2008, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes for each Fund’s were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$42,805,410	$2,672,754	$(8,573,216)	$(5,900,462)
Small/Mid Cap Equity Fund	38,842,274	3,567,317	(3,879,122)	(311,805)
International Equity Fund	41,507,380	5,471,132	(3,785,243)	1,685,889
Large Cap Index Fund	520,063,522	127,781,920	(101,463,520)	26,318,400
Small Cap Index Fund	245,983,226	55,008,590	(53,355,398)	1,653,192
International Index Fund	268,611,329	118,210,809	(33,263,423)	84,947,386
Balanced Fund	88,285,332	3,426,326	—	3,426,326
Bond Fund	186,564,409	5,192,301	(1,290,839)	3,901,462
Money Market Fund	52,315,868	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund and International Index Fund have elected to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of ($148,522) during 2007 and realized gains of $149,107 during 2007 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of ($231,915) during 2007 and realized gains of $122,193 during 2007 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2007, was $203,279 for the International Equity Fund and $4,250,357 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2008. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

3.	Futures and foreign currency contracts

The International Equity Fund had the following forward foreign currency contracts at March 31, 2008.

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
(1,210)	Australian Dollar	1	04/01/2008	(1,106)	$—	$(4)
(18,709)	British Pound	2	04/02/2008-04/03/2008	(37,130)	65	(21)
(313)	Canadian Dollar	1	04/01/2008	(305)	—	(1)
(47,420)	Euro	2	04/01/2008	(74,865)	24	(72)
16,321	Euro	1	04/03/2008	25,770	20	—
(69,420)	Hong Kong Dollar	1	04/01/2008	(8,920)	—	(3)
(5,187,430)	Japanese Yen	1	04/01/2008	(52,041)	—	(129)
7,940,966	Japanese Yen	3	04/01/2008-04/03/2008	79,667	30	(135)
4,096	Swiss Franc	2	04/01/2008	4,124	—	(11)
(62,592)	Swiss Franc	1	07/02/2008	(63,020)	—	(20)

				Total	$139	$(396)

The International Index Fund had no open forward foreign currency contracts at March 31, 2008.

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2008:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	80	$5,201,631	$5,296,000	Long	June ‘08	$94,369

Small Cap Index Fund	Russell 2000 Index Mini	155	10,552,118	10,695,000	Long	June ‘08	$142,882

International Index Fund	TOPIX Index	5	617,777	609,701	Long	June ‘08	(8,076)
International Index Fund	DJ Euro Stoxx 50	17	941,235	952,507	Long	June ‘08	11,272
International Index Fund	EMINI MSCI EAFE Index	10	1,003,580	1,026,500	Long	June ‘08	22,920
International Index Fund	FTSE 100 Index	6	673,630	679,763	Long	June ‘08	6,133

Total							$32,249

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date May 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date May 24, 2008

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date May 24, 2008